[GRAPHIC OMITTED - SHEILD]
ABM AMRO FUNDS


[GRAPHIC OMITTED - GLOBE]

SEMI-ANNUAL
REPORT



JUNE 30, 2000
COMMON SHARE CLASS
INVESTOR SHARE CLASS

TABLE OF CONTENTS

Letter to Shareholders............................   2
Schedule of Investments ..........................   4
Statement of Assets and Liabilities ..............  32
Statement of Operations ..........................  35
Statement of Changes in Net Assets................  38
Financial Highlights .............................  44
Notes to Financial Statements ....................  54






MONEY MARKET FUNDS
  Treasury Money Market Fund(US)
  Government Money Market Fund(US)
  Money Market Fund(US)
  Tax-Exempt Money Market Fund(US)

FIXED INCOME FUNDS
  Fixed Income Fund(US)
  Tax-Exempt Fixed Income Fund(US)

BALANCED FUND
  Balanced Fund(US)

EQUITY FUNDS
  Value Fund(US)
  Growth Fund(US)
  Small Cap Fund(US)
  (formerly SmallCap Growth Fund(US))
  Real Estate Fund(US)

INTERNATIONAL FUNDS
  International Fixed Income Fund(US)
  International Equity Fund(US)
  Asian Tigers Fund(US)
  Latin America Equity Fund(US)
  Europe Equity Growth Fund(US)*
  (formerly TransEurope Fund(US))


-------------------------------------------------------------------
NOT FDIC INSURED (BULLET) NO BANK GUARANTEE (BULLET) MAY LOSE VALUE
-------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO
HOLDING N.V., THE ULTIMATE PARENT OF ABN AMRO ASSET
MANAGEMENT (USA) INC., THE INVESTMENT ADVISOR TO
THE ABN AMRO FUNDS. ALL RIGHTS RESERVED. ABN AMRO
FUNDS ARE DISTRIBUTED BY PROVIDENT DISTRIBUTORS, INC.
WHICH IS NOT A BANK AFFILIATE.
-------------------------------------------------------------------

* As of the date of this semi-annual report, this Fund had not yet commenced operations.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Globalization has been a force that has been picking up momentum for several years, and the first six months of the new millennium were no different. The continuing changes to the world's economy have made ABN AMRO's global network of on-the-ground professionals all the more important.

In the financial markets, to borrow Federal Reserve Chairman Alan Greenspan's phrase, the technology-hungry investors of 1999 learned the true meaning of "irrational exuberance" in the first six months of 2000. The NASDAQ Composite Index - 80% of which is represented by technology stocks - slid into bear market territory after a record run-up, at times dragging the Standard & Poor's 500 Index along on a bumpy ride.

Although the markets recovered somewhat as the second quarter wore on, the lesson learned seemed to be that profits do, in fact, matter. Many companies that experienced rocketing stock prices in 1999, yet showed no profits and had no prospects for turning a profit anytime soon, were generally hit hard in 2000.

Irrespective of the NASDAQ's struggles in the first half of the year, its movements and influence signified a shift in the importance of technology-related stocks all over the world. It has become obvious that the highly productive, technology-driven "new economy" is here to stay.

But this does not mean the "old economy" is dead. On the contrary, after the decline of the technology sector, the importance of diversification was made clearer than ever. Traditionally defensive sectors such as real estate, food and insurance proved to be safer harbors in stormy markets.

This sector rotation effect played out in the numbers: ABN AMRO Real Estate Fund(US) returned 14.93% for the Common Share Class and 14.91% for the Investor Share Class for the six-month period ended June 30, 2000, outperforming the 13.31% return for the Morgan Stanley Capital International (MSCI) Real Estate Index and the 12.70% return for the Lipper Real Estate Funds Average.

While the ABN AMRO Growth Fund(US) was overweight in technology, a concentration on the highest quality names - plus excellent stock selection across many other sectors - bolstered the Fund, which returned 7.69% for the Common Share Class and 7.40% for the Investor Share Class for the six-month period ended June 30, 2000. The Fund's returns dwarfed the Standard & Poor's 500 Index, which lost 0.43%, and performed in line with the Lipper Large-Cap Growth Funds Average which gained 7.40%.

A balance between growth and value stocks helped the ABN AMRO Small Cap Fund(US) return 7.97% for the Common Share Class and 7.58% for the Investor Share Class, handily beating the Russell 2000 Index return of 3.04% and finishing slightly under the Lipper Small-Cap Growth Funds Average of 9.45%. Again, the Fund's overweight in technology actually helped, thanks to the managers' focus on strong, earnings-driven names.

In the economic arena, the Federal Open Market Committee (the "Fed") continued its strategy of monetary tightening in the new year in an attempt to engineer a "soft landing" in the U.S. economy. These moves brought the total number of interest rate increases to six in the one-year period ended June 30, 2000. At that time, there were some signs of an economic slowdown, but it remained to be seen whether the rate hikes produced the intended effect.

As the world watched the Fed's moves, several international events took place that signified a continued emphasis on a global free market. The German government adopted new taxation policies that will encourage investment by foreign and domestic companies alike, which will likely create new jobs. Likewise, French and German officials proposed structures for the European Union that advocate a freer market. And the Korean summit showed the potential of another Asian country to move to the free enterprise system down the road. These were bold and somewhat unexpected moves, signs of a continued bias in the direction of more open markets and globalization of trade.

Within the ABN AMRO organization, we recently implemented strategies intended to help enhance performance and align our resources to focus on global growth. Three specific areas we concentrated on were:
                   (BULLET)   Equities
                   (BULLET)   Cash management
                   (BULLET)   Distribution

In late 1999, we designed and put into practice a rigorous investment process that best uses the strengths of the firm. We formed a partnership with two sub-advisers, Delaware Management Company and Mellon Equity Associates, LLP, to allow us to concentrate on global growth. We also enhanced our service levels and expanded the Funds' distribution network to include the major national mutual fund supermarkets, where we are now available to thousands of investors and financial advisers.

                                                       JUNE 30, 2000 (Unaudited)

This past December, we introduced a new fund, the ABN AMRO Institutional Prime Money Market Fund(US). This Fund marks ABN AMRO's first liquidity management vehicle priced for corporate clients. We also added to the credit analyst staff to continue to build our premier cash management team.

We have already seen some positive results of our strategy implementation in the form of better overall equity performance and the addition of assets to our fund family. As we look to the next six months, we will continue to closely monitor the processes we have put in place regarding investment management, client service and partnership with our two sub-advisors. We will explore other opportunities to continue to improve investment performance.

We are absolutely committed to our consistent, disciplined investment approach, which we believe is the hallmark of our investment strategy. We plan to continue this commitment throughout the remainder of 2000 and beyond.


Sincerely,

/S/ SIGNATURE - RANDALL C. HAMPTON

Randall C. Hampton
President
ABN AMRO Funds



--------------------------------------------------------------------------------------------------------
                                                                                       Average Annual
                As of June 30, 2000                    One-Year      Average Annual    Since Inception
                                                        Return        5-Year Return        to Date
--------------------------------------------------------------------------------------------------------
   Real Estate Fund(US) - Common Share Class             4.59%             N/A             (1.26)%
--------------------------------------------------------------------------------------------------------
   Real Estate Fund(US) - Investor Share Class           4.16%             N/A             10.32%
--------------------------------------------------------------------------------------------------------
   Growth Fund(US) - Common Share Class                 14.59%           21.27%            16.97%
--------------------------------------------------------------------------------------------------------
   Growth Fund(US) - Investor Share Class               13.96%           20.82%            16.26%
--------------------------------------------------------------------------------------------------------
   Small Cap Fund(US) - Common Share Class              29.45%           13.99%            10.14%
--------------------------------------------------------------------------------------------------------
   Small Cap Fund(US) - Investor Share Class            28.58%           13.60%            10.88%
--------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value will vary with market conditions, so that shares, when redeemed, may be worth more or less than their original cost.

Return figures reflect any expense reimbursements and fee waivers. Without reimbursements or waivers, Fund returns would have been lower. The Real Estate Fund(US) may be subject to a higher degree of market risk than diversified funds because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions, changes in the value of underlying property and defaults by borrowers. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. All indices mentioned are unmanaged. It is not possible to invest directly in any index. This report must be preceded or accompanied by a current prospectus.

Distributor: Provident Distributors, Inc.

SCHEDULE OF INVESTMENTS

TREASURY MONEY MARKET FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENTS AND NET OTHER ASSETS AND LIABILITIES      42.7%
U.S. TREASURY OBLIGATIONS                                       57.3%
% OF TOTAL NET ASSETS

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 57.3%
     U.S. Treasury Bills (A)
      5.350%, 07/20/00..........................  $    25,000      $    24,929
      5.300%, 07/27/00..........................       25,000           24,904
     U.S. Treasury Notes
      5.375%, 07/31/00..........................       15,000           14,995
      6.125%, 07/31/00..........................       20,000           20,007
      6.000%, 08/15/00..........................       30,000           30,006
      6.250%, 08/31/00..........................        5,000            5,006
      4.000%, 10/31/00..........................       10,000            9,947
      5.750%, 11/15/00..........................       10,000            9,999
      4.500%, 01/31/01..........................       10,000            9,905
      5.000%, 02/28/01..........................       20,000           19,823
                                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $169,521)..............................                       169,521
                                                                   -----------

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 42.4%
     J.P. Morgan
      6.480%, dated 06/30/00, matures
      07/03/00, repurchase price
      $47,769,863 (collateralized by
      U.S. Treasury Instruments,
      total market value:
      $48,699,891)..............................  $    47,744      $    47,744
     Morgan Stanley
      6.480%, dated 06/30/00, matures
      07/03/00, repurchase price
      $9,235,304 (collateralized by
      U.S. Treasury Instruments,
      total market value:
      $9,454,505)...............................        9,230            9,230
     Prudential Securities
      6.480%, dated 06/30/00, matures
      07/03/00, repurchase price
      $9,130,302 (collateralized by
      U.S.  Treasury  Instruments,
      total market value:
      $9,308,379)...............................        9,126            9,126
     Warburg
      6.480%, dated 06/30/00, matures
      07/03/00,  repurchase price
      $59,182,207 (collateralized by
      U.S. Treasury Instruments,
      total market value:
      $60,336,571)..............................       59,150           59,150
                                                                   -----------

TOTAL REPURCHASE AGREEMENTS
   (Cost $125,250)..............................                       125,250
                                                                   -----------

TOTAL INVESTMENTS - 99.7%
   (Cost $294,771)...............................                      294,771
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 0.3% .........                          941
                                                                   -----------

TOTAL NET ASSETS - 100.0%........................                  $   295,712
                                                                   ===========

------------------------------------------------------------------------------
(A) Rate noted represents the annualized discount yield at the time of purchase.



    The accompanying notes are an integral part of the financial statements.
4

                                                       JUNE 30, 2000 (Unaudited)


SCHEDULE OF INVESTMENTS

GOVERNMENT MONEY MARKET FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENTS AND NET OTHER ASSETS AND LIABILITIES      42.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS                              57.9%
% OF TOTAL NET ASSETS

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT
   AGENCY OBLIGATIONS - 57.9%
     Fannie Mae Discount Notes (A)
      6.460%, 09/14/00..........................  $    20,000      $    19,731
      6.402%, 10/02/00..........................       10,500           10,325
     Fannie Mae MTN
      5.620%, 08/09/00..........................        6,000            5,999
      5.440%, 09/01/00.........................         7,800            7,794
      5.760%, 10/02/00.........................         4,775            4,773
      6.520%, 03/16/01..........................       10,000            9,997
     Federal Farm Credit Bank
      5.800%, 10/02/00..........................       10,000            9,999
      4.900%, 11/16/00..........................       10,000            9,950
     Federal Farm Credit Bank Discount
      Notes (A)
      6.420%, 07/13/00..........................       15,000           14,968
      6.460%, 09/13/00..........................        9,818            9,688
     Federal Home Loan Bank
      5.710%, 08/09/00..........................        3,330            3,329
      6.050%, 11/03/00..........................        8,000            8,002
      6.375%, 02/02/01..........................        7,450            7,446
      6.390%, 02/07/01..........................       15,000           14,992
      7.000%, 06/14/01..........................       10,000           10,008
     Federal Home Loan Bank Discount
      Notes (A)
      6.420%, 08/23/00..........................       22,782           22,567
      6.430%, 08/25/00..........................       18,023           17,846
      6.430%, 08/30/00..........................        8,947            8,851
      6.440%, 09/01/00..........................       23,400           23,140
      6.480%, 09/27/00..........................       25,000           24,604
     Freddie Mac Discount
      Notes (A)
      5.230%, 07/06/00..........................       10,000            9,993
      6.430%, 07/11/00..........................       17,700           17,668
      6.430%, 07/14/00..........................        7,735            7,717

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT
   AGENCY OBLIGATIONS (continued)
     Freddie Mac Discount
      Notes (A) (continued)
      5.260%, 07/17/00..........................  $    10,000      $     9,977
      6.435%, 07/18/00..........................       22,000           21,933
      5.491%, 08/01/00..........................        7,000            6,967
      6.440%, 08/24/00..........................       12,563           12,442
                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $330,706)..............................                       330,706
                                                                   -----------

REPURCHASE AGREEMENTS - 42.2%
     J.P. Morgan
      6.770%, dated 06/30/00, matures
      07/03/00, repurchase price
      $13,275,820 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $13,533,701)..............................       13,268           13,268
     Morgan Stanley
      6.770%, dated 06/30/00,  matures
      07/03/00,  repurchase price
      $14,124,416 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $14,398,816)..............................       14,116           14,116
     Prudential Securities
      6.770%, dated 06/30/00, matures
      07/03/00, repurchase price
      $131,738,831 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $134,298,941).............................      131,665          131,665
     Warburg
      6.770%, dated 06/30/00, matures
      07/03/00, repurchase price
      $81,587,448 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $83,173,622)..............................       81,541           81,541
                                                                   -----------

Total Repurchase Agreements
   (Cost $240,590)..............................                       240,590
                                                                   -----------

Total Investments - 100.1%
   (Cost $571,296)..............................                       571,296
                                                                   -----------

Net Other Assets and Liabilities - (0.1)%.........                       (738)
                                                                   -----------

Total Net Assets - 100.0%........................                  $   570,558
                                                                   ===========



------------------------------------------------------------------------------
(A)     Rate noted represents annualized discount yield
        at the time of purchase.
MTN     Medium Term Note


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED INPRINTED GRAPHIC

BANK NOTES                                                       3.2%
COMMERCIAL PAPER                                                43.5%
CERTIFICATES OF DEPOSIT                                         35.8%
REPURCHASE AGREEMENTS AND NET OTHER ASSETS AND LIABILITIES 17.5% % OF TOTAL NET ASSETS


                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) - 43.5%
     American Express Credit
      6.530%, 07/19/00..........................  $    10,000      $     9,967
     Associates First Capital
      6.530%, 07/24/00..........................        5,357            5,334
     Associates First Capital BV
      6.550%, 07/26/00..........................        5,000            4,977
     AT&T
      6.510%, 07/12/00..........................        5,000            4,990
     Bear Stearns
      6.560%, 08/08/00..........................        5,000            4,965
     Blue Ridge Asset Funding
      6.600%, 07/17/00 (B) .....................        5,000            4,985
     Centric Capital
      6.550%, 07/25/00 (B) .....................        5,000            4,978
     Citicorp
      6.530%, 08/02/00..........................        5,000            4,971
     Coca-Cola
      6.550%, 07/18/00..........................        4,464            4,450
     Falcon Asset Securities
      6.580%, 07/13/00..........................        6,850            6,835
     Ford Motor Credit
      6.540%, 07/20/00..........................       10,000            9,965
     General Electric Capital
      6.560%, 07/06/00..........................        5,357            5,352
      5.960%, 09/20/00..........................        2,678            2,642
     Goldman Sachs Group
      6.550%, 07/18/00..........................        5,000            4,985
      6.550%, 08/17/00..........................        5,000            4,957
     Household Finance
      6.530%, 07/25/00..........................        8,000            7,965
     International Lease Finance
      6.490%, 07/19/00..........................        8,928            8,899


                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
     Merrill Lynch
      6.550%, 07/27/00..........................  $     5,000      $     4,976
     Receivables Capital
      6.530%, 07/10/00 (B) .....................        1,857            1,854
     Variable Funding Capital
      6.570%, 07/05/00 (B) .....................        5,357            5,353
      6.520%, 07/11/00 (B) .....................        4,464            4,456
                                                                   -----------

Total Commercial Paper
   (Cost $117,856)..............................                       117,856
                                                                   -----------

Certificates of Deposit - 35.8%
     Barclays Bank (NY)
      6.560%, 07/07/00..........................        6,071            6,071
     Bayerische Landesbank (NY)
      6.550%, 07/19/00..........................        8,928            8,928
      6.610%, 03/07/01..........................        1,786            1,785
     Canadian Imperial Bank
      6.200%, 08/01/00..........................        3,214            3,214
      6.520%, 01/29/01..........................        4,464            4,463
      6.720%, 02/12/01..........................        1,786            1,785
     Chase Manhattan USA
      7.000%, 07/05/00..........................       10,000           10,000
     Credit Suisse First Boston
      6.560%, 07/10/00..........................        8,928            8,928
     Deutsche Bank (NY
      6.550%, 07/10/00..........................        8,928            8,928
      6.010%, 09/05/00..........................        1,428            1,428
     Harris Trust & Savings
      6.580%, 07/05/00..........................        3,000            3,000
      6.580%, 07/24/00..........................        5,000            5,000
     Lloyds Bank
      6.000%, 08/14/00..........................        1,964            1,964
     Rabobank Nederland (NY)
      6.710%, 03/16/01..........................        2,143            2,142
     Societe Generale (NY)
      6.550%, 07/20/00..........................        6,249            6,249
      6.560%, 01/18/01..........................        4,464            4,463
     Suntrust Banks
      7.000%, 07/03/00..........................       10,000           10,000
     Union Bank of Switzerland (NY)
      5.760%, 07/05/00..........................        3,571            3,571
      7.080%, 06/22/01..........................        5,000            4,998
                                                                   -----------

Total Certificates of Deposit
   (Cost $96,917)...............................                        96,917
                                                                   -----------

Bank Notes - 3.2%
     Bank of America
      6.770%, 08/23/00..........................        5,357            5,357
     FNB of Chicago
      6.015%, 08/14/00..........................        3,303            3,303
                                                                   -----------

Total Bank Notes
   (Cost $8,660)................................                         8,660
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.
6

                                                       JUNE 30, 2000 (Unaudited)
SCHEDULE OF INVESTMENTS
                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.1%
     J.P. Morgan
      6.770%, dated 06/30/00 mature
      07/03/00, repurchase price
      $1,684,057 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $1,716,770)...............................  $     1,683      $     1,683
     Morgan Stanley
      6.770%, dated 06/30/00, matures
      07/03/00, repurchase price
      $9,994,684 (collateralized by
      U.S. Government Agenc
      Instruments, total market value:
      $10,206,757)..............................        9,989            9,989
     Warburg.
      6.770%, dated 06/30/00, matures
      07/03/00, repurchase price
      $34,700,380 (collateralized by
      U.S. Government Treasury
      Obligation, total market value:
      $35,375,233)..............................       34,681           34,681
                                                                   -----------

Total Repurchase Agreements
   (Cost $46,353)...............................                        46,353
                                                                   -----------

Total Investments - 99.6%
   (Cost $269,786) .............................                       269,786
                                                                   -----------

Net Other Assets and Liabilities - 0.4% ........                         1,089
                                                                   -----------

Total Net Assets - 100.0% ......................                   $   270,875
                                                                   ===========



------------------------------------------------------------------------------
(A) Rate noted represents annualized discount yield at the time of purchase.
(B)     Securities exempt from registration under section
        4(2) of the Securities Act of 1933, as amended.
        These securities may only be resold in an exempt transaction to qualified institutional buyers.
        At June 30, 2000, these securities amounted to $21,625,657 or 8.0% of net assets.
(NY)    New York


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

TAX-EXEMPT MONEY MARKET FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MUNICIPAL BONDS                                                 93.8%
REPURCHASE AGREEMENT AND NET OTHER ASSETS AND LIABILITIES        6.2%
% OF TOTAL NET ASSETS

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 93.8%

   ALASKA - 1.0%
     Valdez Marine Terminal RB
      Exxon Pipeline Co. Project
      4.550%, 07/03/00 (1)......................  $     5,000      $     5,000
                                                                   -----------

   ARIZONA - 5.0%
     Salt River Project TECP
      4.050%, 09/13/00..........................        8,900            8,900
      4.200%, 09/13/00..........................        9,200            9,200
      4.300%, 09/13/00..........................        2,000            2,000
     Tempe Excise Tax RB
      4.550%, 07/05/00 (1)......................        4,500            4,500
                                                                   -----------
                                                                        24,600
                                                                   -----------

   COLORADO - 1.9%
     Colorado Educational and
      Cultural Facilities RB
      Naropa University Project
      4.750%, 07/06/00 (1)......................        3,200            3,200
      National Cable
      Television Center
      4.750%, 07/06/00 (1)......................        6,000            6,000
                                                                   -----------
                                                                         9,200
                                                                   -----------

   CONNECTICUT - 3.2%
     Connecticut State Health &
      Educational Facilities
      Authority RB Yale University
      Series T-2
      4.350%, 07/06/00 (1)......................       16,100           16,100
                                                                   -----------

   FLORIDA - 3.5%
     Jacksonville Electric Authority
      TECP, Series C1
      4.050%, 08/02/00..........................       17,400           17,400
                                                                   -----------

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   ILLINOIS - 1.0%
     Chicago Park District Warrants
      4.375%, 09/15/00..........................  $     5,000      $     5,008
     Illinois Development Finance
      Authority RB
      Saint Xavier University
      4.800%, 07/06/00 (1)......................          180              180
                                                                   -----------
                                                                         5,188
                                                                   -----------

   INDIANA - 8.8%
     Mt. Vernon Pollution Control
      RB General Electric Project
      Series A
      4.150%, 07/10/00..........................       20,000           20,000
     City of Sullivan
      Pollution Control RB
      4.200%, 10/16/00..........................        4,750            4,750
      4.200%, 10/16/00..........................       12,600           12,600
      4.300%, 10/16/00..........................        2,400            2,400
     Hammond Pollution Control RB
      Amoco Oil Project
      4.550%, 07/03/00 (1)......................        4,000            4,000
                                                                   -----------
                                                                        43,750
                                                                   -----------

   IOWA - 0.8%
     Ottumwa RB, Ottumwa
      Regional Health Center
      4.750%, 07/06/00 (1)......................        4,000            4,000
                                                                   -----------

   LOUISIANA - 2.5%
     St. Charles Parish
      Pollution Control RB
      Shell Oil Project, Series B
      4.500%, 07/03/00 (1)......................       12,600           12,600
                                                                   -----------

   MARYLAND - 0.8%
     Maryland State Health &
      Higher Education
      Facilities Authority RB
      Pooled Loan Program, Series B
      4.700%, 07/05/00 (1)......................        4,100            4,100
                                                                   -----------

   MINNESOTA - 9.4%
     Becker, Pollution Control RB
      Northern State Power
      Series A
      4.000%, 07/12/00 (1)......................        9,000            9,000
     Hennepin County, GO, Series C
      4.600%, 07/06/00 (1)......................        3,400            3,400
      4.600%, 07/06/00 (1).....................         4,000            4,000
     Minneapolis, GO, Series A
      4.600%, 07/06/00 (1)......................        6,150            6,150

    The accompanying notes are an integral part of the financial statements.
8

                                                       JUNE 30, 2000 (Unaudited)
SCHEDULE OF INVESTMENTS
                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   MINNESOTA (continued)
     Minneapolis, GO, Series B
      4.600%, 07/06/00 (1)......................  $     4,290      $     4,290
      4.600%, 07/06/00 (1)......................        7,865            7,865
     Minnesota School Districts TRAN
      Series A
      4.250%, 07/06/00..........................        5,000            5,001
     Owatonna Hospital RB
      Health Central System
      4.600%, 07/05/00 (1)......................        6,800            6,800
                                                                   -----------
                                                                        46,506
                                                                   -----------

   MISSISSIPPI - 1.0%
     Jackson County Port Facility RB
      Chevron USA Income Project
      4.550%, 07/03/00 (1)......................        5,200            5,200
                                                                   -----------

   MISSOURI - 3.6%
     Missouri State Health & Educational
      Facilities Authority RB
      The Washington University Project
      Series  A
      4.600%, 07/03/00 (1)......................          800              800
      Series  B
      4.600%, 07/03/00 (1)......................       17,000           17,000
                                                                   -----------
                                                                        17,800
                                                                   -----------

   NEBRASKA - 3.1%
     Omaha Public Power District
      TECP, Series A
      4.050%, 09/06/00..........................       15,500           15,500
                                                                   -----------

   NEVADA - 4.0%
     Las Vegas Valley Water District TECP
      4.100%, 09/12/00..........................       20,000           20,000
                                                                   -----------

   NEW MEXICO - 2.3%
     Hurley Pollution Control RB
      Kennecott Santa Fe Project
      4.550%, 07/03/00 (1)......................       11,300           11,300
                                                                   -----------

   NEW YORK - 17.1%
     New York, G.O., Series 1992-B, FGIC
      4.750%, 07/03/00 (1)......................        8,575            8,575
      4.750%, 07/03/00 (1)......................       13,000           13,000
     New York State Dormitory
      Authority RB
      Memorial Sloan-Kettering
      Series A
      4.550%, 07/03/00 (1)......................        4,550            4,550
      Series B
      4.550%, 07/03/00 (1)......................        1,000            1,000
      Series C
      4.500%, 07/05/00 (1)......................       15,000           15,000

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   NEW YORK (continued)
     New York State Energy Research &
      Development Authority
      Pollution Control RB
      Niagara Mohawk Power Corp.
      Series B
      4.550%, 07/03/00 (1)......................  $    20,850      $    20,850
     New York State Local
      Government Assistance RB
      Series D
      4.400%, 07/05/00 (1)......................       21,800           21,800
                                                                   -----------
                                                                        84,775
                                                                   -----------

   NORTH CAROLINA - 4.4%
     Raleigh-Durham Airport Authority
      American Airlines
      Series A
      4.600%, 07/03/00 (1)......................       11,850           11,850
      Series B
      4.600%, 07/03/00 (1)......................        4,900            4,900
      4.600%, 07/03/00 (1)......................        5,100            5,100
                                                                   -----------
                                                                        21,850
                                                                   -----------

   OHIO - 2.4%
     Ohio State Air Quality
      Development Authority RB
      Cincinnati Gas & Electric Project
      Series B
      4.500%, 07/03/00 (1)......................       11,800           11,800
                                                                   -----------

   SOUTH DAKOTA - 2.0%
     Lower Brule Sioux Tribe, GO
      4.750%, 07/06/00 (1)......................       10,000           10,000
                                                                   -----------

   TEXAS - 3.0%
     Austin TECP
      Combined Utility System, Series A
      4.300%, 07/12/00..........................        1,000            1,000
     Harris County, Health
      Facilities RB, Texas
      Medical Center Project, MBIA
      4.750%, 07/03/00 (1)......................        2,300            2,300
     Texas Higher Education Authority RB
      Series B, FGIC
      4.800%, 07/05/00 (1)......................        1,350            1,350
     Texas State TRAN, Series A
      4.500%, 08/31/00..........................       10,000           10,013
                                                                   -----------
                                                                        14,663
                                                                   -----------

   VIRGINIA - 3.3%
     Peninsula Ports Authority TECP
      4.000%, 07/21/00..........................       13,735           13,735
      4.350%, 07/21/00.........................         2,100            2,100
      Coal Terminal RB
      Dominion Terminal
      Associates Project, Series D
      4.600%, 07/03/00 (1)......................          500              500
                                                                   -----------
                                                                        16,335
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   WASHINGTON - 4.5%
     Washington Health Care
      Facility Authority
      Fred Hutchinson Cancer
      Research Center
      4.750%, 07/03/00 (1)......................  $    22,400      $    22,400
                                                                   -----------

   WISCONSIN - 0.4%
     State of Wisconsin, GO
      Series 98-A
      4.050%, 09/06/00..........................        2,213            2,213
                                                                   -----------

   WYOMING - 4.8%
     Gillette, Pollution Control RB
      4.800%, 07/05/00 (1)......................        9,600            9,600
     Lincoln County Pollution
      Control RB, Exxon Project
      4.550%, 07/03/00 (1)......................          500              500
     Sweetwater County Pollution
      Control RB TECP
      4.150%, 09/12/00..........................        6,500            6,500
      PacifiCorp Project, Series B
      4.750%, 07/03/00 (1)......................        7,150            7,150
                                                                   -----------
                                                                        23,750
                                                                   -----------

TOTAL MUNICIPAL BONDS
   (Cost $466,030)..............................                       466,030
                                                                   -----------


                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.0%
     J.P. Morgan
      6.750%, dated 06/30/00, matures
      07/03/00,  repurchase price
      $29,832,238 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $30,411,777) .............................  $    29,815      $    29,815
                                                                   -----------

TOTAL REPURCHASE AGREEMENT
   (Cost $29,815)...............................                        29,815
                                                                   -----------

TOTAL INVESTMENTS - 99.8%
   (Cost $495,845) .............................                       495,845
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 0.2% .......                            800
                                                                   -----------


TOTAL NET ASSETS - 100.0% ......................                   $   496,645
                                                                   ===========

-------------------------------------------------------------------------------
(1) Variable rate instrument. The rate reported on the Schedule of Investments is the rate in effect on June 30, 2000. The maturity date shown is the next scheduled reset date.

GO      General Obligation
RB      Revenue Bond
TECP    Tax-Exempt Commercial Paper
TRAN    Tax & Revenue Anticipation Note

Financial Guaranty Insurance Corporation (FGIC) and Municipal Bond Insurance Association (MBIA) have provided underlying credit support for certain securities as defined within the Schedule of Investments. At June 30, 2000, these securities amounted to $22,925,000 or 4.6% of net assets and $2,300,000 or 0.5% of net assets, respectively.


    The accompanying notes are an integral part of the financial statements.
10

                                                       JUNE 30, 2000 (Unaudited)
SCHEDULE OF INVESTMENTS

FIXED INCOME FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FOREIGN CORPORATE NOTES AND BONDS                                6.5%
ASSET-BACKED SECURITIES                                          4.4%
COMMERCIAL MORTGAGE-BACKED SECURITY                              2.6%
COMMERCIAL PAPER                                                 6.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS                              11.0%
CORPORATE NOTES AND BONDS                                       20.4%
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES                      34.3%
U.S. TREASURY OBLIGATIONS                                       19.7%
REPURCHASE AGREEMENT AND NET OTHER ASSETS AND LIABILITIES -     (5.5)%
% OF TOTAL NET ASSETS


                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT
   MORTGAGE-BACKED SECURITIES - 34.3%
     Fannie Mae
      7.500%, 05/01/27, Pool #421454............  $     1,729      $     1,706
      6.500%, 05/01/28, Pool #436779............        5,042            4,755
      7.000%, 01/01/29, Pool #323542............        2,395            2,313
      7.500%, 01/01/29, Pool #492910............        1,436            1,416
      7.000%, 03/01/29, Pool #323657...........         3,708            3,581
      6.500%, 06/01/29, Pool #504545............        7,478            7,052
      7.000%, 04/01/30, Pool #535308............        3,783            3,654
     Fannie Mae TBA 30 Yr.
      8.000%, 06/01/30..........................       13,652           13,717
     Freddie Mac Gold
      7.000%, 01/01/15, Pool #E79764............        5,834            5,730
     Freddie Mac, REMIC
      6.500%, 05/15/24, CMO
      Series 2149, Class TF.....................        4,090            3,915
     Ginnie Mae
      7.000%, 12/15/23, Pool #366646............        2,297            2,235
      7.000%, 03/15/26, Pool #417290............        3,024            2,942
      7.000%, 05/15/29, Pool #487221............        2,935            2,856
      7.000%, 01/20/30, Pool #002866............        6,948            6,721
                                                                   -----------

TOTAL U.S. GOVERNMENT
   MORTGAGE-BACKED SECURITIES
   (Cost $63,478)...............................                        62,593
                                                                   -----------

CORPORATE NOTES AND BONDS - 20.4%

   BASIC MATERIALS - 0.7%
     Dow Chemical, Debentures
      7.375%, 11/01/29..........................        1,325            1,288
                                                                   -----------

   COMMUNICATION SERVICES - 4.3%
     Jones Intercable, Senior Notes
      9.625%, 03/15/02..........................        2,450            2,528


                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   COMMUNICATION SERVICES (continued)
     360 Communications, Senior Notes
      7.125%, 03/01/03..........................  $     2,055      $     2,043
     WorldCom
      6.250%, 08/15/03..........................        3,400            3,278
                                                                   -----------
                                                                         7,849
                                                                   -----------

   CONSUMER CYCLICALS - 4.3%
     Federated Department Stores, Senior Notes
      8.125%, 10/15/02..........................        2,150            2,171
     Ford Motor
      7.450%, 07/16/31..........................        2,125            1,992
     Wal-Mart Stores, Senior Notes
      6.875%, 08/10/09..........................        3,790            3,706
                                                                   -----------
                                                                         7,869
                                                                   -----------

   ENERGY - 1.1%
     Conoco
      5.900%, 04/15/04..........................        2,000            1,905
                                                                   -----------

   FINANCE - 6.9%
     Associates of North America
      Senior Notes
      6.450%, 10/15/01..........................        1,765            1,747
     Household Finance
      8.000%, 05/09/05..........................        3,700            3,729
     National Rural Utilities
     Cooperative Finance
      5.300%, 09/25/03..........................        3,795            3,586
     Wells Fargo
      6.625%, 07/15/04..........................        3,700            3,609
                                                                   -----------
                                                                        12,671
                                                                   -----------

   TECHNOLOGY - 1.7%
     International Business Machines, MTN
      5.625%, 04/12/04..........................        3,245            3,092
                                                                    -----------

   UTILITIES - 1.4%
     Long Island Lighting, Debentures
      8.200%, 03/15/23..........................        2,570            2,524
                                                                   -----------

TOTAL CORPORATE NOTES AND BONDS
   (Cost $38,304)...............................                        37,198
                                                                   -----------

U.S. TREASURY OBLIGATIONS - 19.7%
     U.S. Treasury Bonds
      7.250%, 05/15/16..........................       14,550           16,010
      6.250%, 05/15/30..........................        3,750            3,936
     U.S. Treasury Notes
      6.375%, 09/30/01..........................        5,000            4,991
      5.875%, 11/15/04..........................        1,500            1,477
      7.000%, 07/15/06..........................        6,500            6,734
      6.500%, 02/15/10..........................        2,700            2,792
                                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $35,401)...............................                        35,940
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT
   AGENCY OBLIGATIONS - 11.0%
     Fannie Mae
      5.510%, 04/19/02, MTN.....................  $     2,280      $     2,226
      5.625%, 05/14/04..........................        5,200            4,952
      5.750%, 06/15/05..........................        4,700            4,454
      7.125%, 03/15/07..........................        1,500            1,504
      6.180%, 02/19/09, MTN.....................        1,635            1,510
     Freddie Mac
      5.000%, 01/15/04..........................        3,000            2,811
      6.750%, 09/15/29..........................        2,750            2,630
                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $20,702)...............................                        20,087
                                                                   -----------

FOREIGN CORPORATE NOTES AND BONDS - 6.5%

   ENERGY - 1.2%
     Norsk Hydro, Yankee Notes
      6.700%, 01/15/18..........................        2,425            2,142
                                                                   -----------

   FINANCE - 3.5%
     Bank of Tokyo, Mitsubishi
      8.400%, 04/15/10..........................        2,575            2,604
     Korea Development Bank
      7.125%, 04/22/04..........................        1,615            1,563
      7.375%, 09/17/04..........................        2,215            2,157
                                                                   -----------
                                                                         6,324
                                                                   -----------

   UTILITIES - 1.8%
     Korea Electric Power,
      Yankee Debentures
      6.000%, 12/01/26..........................        3,440            3,347
                                                                   -----------

TOTAL FOREIGN CORPORATE NOTES AND BONDS
   (Cost $11,862)...............................                        11,813
                                                                   -----------

ASSET-BACKED SECURITIES - 4.4%
     Advanta Equipment Receivables
      Series 1998-1, Class B
      6.100%, 12/15/06..........................        1,391            1,376
     Amresco Securitized Net Interest Trust
      Series 1997-1, Class A
      7.545%, 09/26/27 (A)......................        2,611            2,451
     Chase Credit Card Master Trust
      Series 1997-5, Class A
      6.194%, 08/15/05..........................          500              490
     First Sierra Receivables
      Series 1997-1, Class A4
      6.350%, 03/10/05..........................        2,000            1,973
     WFS Financial Owner Trust
      Series 2000-B, Class A3
      7.750%, 11/20/04..........................        1,750            1,759
                                                                   -----------

TOTAL ASSET-BACKED SECURITIES
   (Cost $8,218)................................                         8,049
                                                                   -----------

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITY - 2.6%
     Asset Securitization
      Series 1995-MD4, Class A1
      7.100%, 08/13/29..........................  $     4,744      $     4,682
                                                                   -----------

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
   (Cost $4,988)................................                         4,682
                                                                   -----------

COMMERCIAL PAPER (B) - 6.6%
     Bell Atlantic
      6.530%, 07/17/00..........................        6,200            6,182
     General Electric Capital
      6.530%, 07/17/00..........................        6,000            5,983
                                                                   -----------

TOTAL COMMERCIAL PAPER
   (Cost $12,165)...............................                        12,165
                                                                   -----------

REPURCHASE AGREEMENT - 1.3%
     J.P. Morgan
      6.750%, dated 06/30/00, matures
      07/03/00, repurchase price $2,383,827
      (collateralized by U.S. Government
      Agency Instruments, total market
      value:  $2,430,138).......................        2,382            2,382
                                                                   -----------

TOTAL REPURCHASE AGREEMENT
   (Cost $2,382)................................                         2,382
                                                                   -----------

TOTAL INVESTMENTS - 106.8%
   (Cost $197,500)..............................                       194,909
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - (6.8)%.......                       (12,332)
                                                                   -----------

TOTAL NET ASSETS - 100.0% ......................                   $   182,577
                                                                   ===========


------------------------------------------------------------------------------
(A) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold, in transactions exempt from registration, to qualified institutional buyers.
        At June 30, 2000 this security amounted to $2,450,734 or 1.3% of net assets.
(B) Rate noted represents the annualized discount yield at the time of purchase.

CMO     Collateralized Mortgage Obligation
MTN     Medium Term Note
REMIC   Real Estate Mortgage Investment Conduit


    The accompanying notes are an integral part of the financial statements.
12

                                                       JUNE 30, 2000 (Unaudited)

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FIXED INCOME FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INVESTMENT COMPANIES AND NET OTHER ASSETS AND LIABILITIES        4.3%
MUNICIPAL BONDS                                                 95.7%
% OF TOTAL NET ASSETS

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.7%
   ALABAMA - 3.9%
     Birmingham Industrial Water Board
      Industrial Water Supply RB
      6.000%, 07/01/07..........................  $     1,000      $     1,064
                                                                   -----------

   IDAHO - 4.1%
     Idaho Health Facilities Authority
      RB, ETM
      6.650%, 02/15/21..........................        1,000            1,120
                                                                   -----------

   ILLINOIS - 12.9%
     Illinois Development Finance
      Authority RB
      Lincoln Way Community, FGIC
      5.700%, 01/01/18..........................        1,000            1,009
     Illinois Student Assistance
      Commission, Student Loan RB
      Senior Series TT
      4.900%, 09/01/02..........................          500              501
     Lake County Township
      High School District No. 113
      Highland Park, GO
      8.800%, 12/01/09..........................        1,000            1,267
     Northbrook Park District
      Series A, GO
      6.100%, 11/01/12..........................          715              751
                                                                   -----------
                                                                         3,528
                                                                   -----------

   KANSAS - 4.0%
     Butler & Sedgwick Counties
      Unified School District No. 385
      Andover, GO, FSA
      6.000%, 09/01/14..........................        1,020            1,086
                                                                   -----------
                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   KENTUCKY - 3.6%
     Lexington-Fayette Urban County
      Government, Detention Center
      Project, GO
      4.250%, 05/01/03..........................  $     1,000      $       982
                                                                   -----------

   MICHIGAN - 4.9%
     Michigan State House of Representatives
      Capital Outlook
      Certificate of Participation, AMBAC
      5.000%, 08/15/20..........................        1,500            1,350
                                                                   -----------

   MISSISSIPPI - 3.9%
     Mississippi State Hospital Equipment
      & Facilities Authority RB
      Baptist Medical Center Project, MBIA
      6.500%, 05/01/10..........................        1,000            1,069
                                                                   -----------

   MISSOURI - 8.3%
     Missouri State Health & Educational
      Facilities Authority RB, BJC Health
      Systems Project, Series A, ETM
      6.750%, 05/15/10..........................        2,000            2,262
                                                                   -----------

   NEVADA - 1.9%
     Clark County Refunding & Transit
      Improvement RB, Series A, MBIA
      Pre-refunded 06/01/04
      6.200%, 06/01/19..........................          500              529
                                                                   -----------

   NEW YORK - 5.7%
     New York State Highway & Bridge
      Improvement Fund RB, Series A, MBIA
      5.600%, 04/01/10..........................        1,500            1,545
                                                                   -----------

   OHIO - 7.3%
     Hilliard School District
      School Improvement, GO
      5.250%, 12/01/09..........................        1,000            1,017
     Ohio State Turnpike Commission RB
      Series A, FGIC
      5.500%, 02/15/24..........................        1,000              988
                                                                   -----------
                                                                         2,005
                                                                   -----------

   OKLAHOMA - 3.9%
     Tulsa Industrial Authority RB
      St. John's Medical Center Project
      Pre-refunded 02/15/06
      6.250%, 02/15/17..........................        1,000            1,068
                                                                   -----------

   TEXAS - 14.9%
     Austin RB, Subordinated Lien, MBIA
      5.250%, 05/15/25..........................          500              475
     Texas State Water Financial
      Assistance, GO
      5.250%, 08/01/21..........................        1,720            1,602


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   TEXAS (continued)
     Texas State, Series B, GO
      5.125%, 10/01/14..........................  $     1,000      $       970
     Victoria County Hospital RB
      Citizens Medical Center, AMBAC
      6.250%, 01/01/16..........................        1,000            1,026
                                                                   -----------
                                                                         4,073
                                                                   -----------

   UTAH - 1.8%
     Intermountain Power Agency
      Power Supply RB, Series A
      7.300%, 07/01/00..........................          500              500
                                                                   -----------

   VERMONT - 3.8%
     Vermont Municipal Bond Bank RB
      Series 1
      5.900%, 12/01/04..........................        1,000            1,045
                                                                   -----------

   WASHINGTON - 6.7%
     Chelan County Public Utilities
      District No. 001 RB
      Chelan Hydro, Series G
      5.375%, 06/01/18..........................        1,000              961
     Port of Seattle Passenger
      Facilities RB, Series A, MBIA
      5.000%, 12/01/23..........................        1,000              883
                                                                   -----------
                                                                         1,844
                                                                   -----------

   WISCONSIN - 4.1%
     Wisconsin State, Series 1, GO
      5.500%, 11/01/16..........................        1,100            1,107
                                                                   -----------

TOTAL MUNICIPAL BONDS
   (Cost $25,560)...............................                        26,177
                                                                   -----------
                                                                      MARKET
DESCRIPTION                                          SHARES        VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 3.3%
     Dreyfus Tax-Exempt Cash
      Management................................      137,400      $       137
     Provident Mutual Money Market                    781,244              781
                                                                   -----------

TOTAL INVESTMENT COMPANIES
   (Cost $918)..................................                           918
                                                                   -----------

TOTAL INVESTMENTS - 99.0%
   (Cost $26,478)...............................                        27,095
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 1.0% ........                           269
                                                                   -----------

TOTAL NET ASSETS - 100.0% ......................                   $    27,364
                                                                   ===========



------------------------------------------------------------------------------
ETM     Escrowed to maturity
GO      General Obligation
RB      Revenue Bond

American Municipal Bond Assurance Corporation (AMBAC),
Financial Guaranty Insurance Corporation (FGIC), Financia Security Assurance Company (FSA) and Municipal Bond Insurance Association (MBIA) have provided underlying credit support for certain securities as defined within the Schedule of Investments. At June 30, 2000, these securities amounted to $2,376,250 or 8.7% of net assets; $1,996,250 or 7.3% of net assets;
$1,086,300 or 4.0% of net assets and $4,500,000 or 16.4%
of net assets, respectively.


    The accompanying notes are an integral part of the financial statements.
14

                                                       JUNE 30, 2000 (Unaudited)

SCHEDULE OF INVESTMENTS

INTERNATIONAL FIXED INCOME FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE                                          3.8%
GOVERNMENT AGENCIES                             13.3%
BANKS                                           25.6%
NET OTHER ASSETS AND LIABILITIES                 3.5%
NATIONAL GOVERNMENT                             53.8%
% OF TOTAL NET ASSETS

                                                      FACE            MARKET
DESCRIPTION                                      AMOUNT (000)(1)    VALUE (000)
--------------------------------------------------------------------------------
FOREIGN BONDS - 96.5%
   AUSTRALIA - 4.3%
     Bank of Western Australia
      7.250%, 09/29/03..........................          400      $       244
     Treasury Corp. of Victoria
      8.250%, 10/15/03..........................          400              251
                                                                   -----------
                                                                           495
                                                                   -----------

   AUSTRIA - 6.7%
     Republic of Austria
      4.500%, 09/28/05..........................JPY    70,000              768
                                                                   -----------

   BELGIUM - 2.8%
     Kingdom of Belgium
      9.000%, 03/25/03..........................EURO      308              321
                                                                   -----------

   CANADA - 11.7%
     Canadian Government
      8.750%, 12/01/05..........................        1,000              761
      1.900%, 03/23/09..........................JPY    62,000              589
                                                                   -----------
                                                                         1,350
                                                                   -----------

   DENMARK - 3.5%
     Kingdom of Denmark
      7.000%, 12/15/04..........................        3,000              401
                                                                   -----------

                                                      FACE            MARKET
DESCRIPTION                                      AMOUNT (000)(1)    VALUE (000)
--------------------------------------------------------------------------------
   FINLAND - 3.6%
     Republic of Finland
      8.250%, 06/25/02..........................DEM       800      $       412
                                                                   -----------

   FRANCE - 4.2%
     Government of France
      5.250%, 04/25/08..........................EURO      197              188
      8.500%, 04/25/23..........................EURO      229              294
                                                                   -----------
                                                                           482
                                                                   -----------

   GERMANY - 3.8%
     Bundesrepublic Deutschland
      Series 98
      5.625%, 01/04/28..........................EURO      450              435
                                                                   -----------

   GREECE - 2.5%
     Hellenic Republic
      6.500%, 01/11/14..........................      100,000              290
                                                                   -----------

   IRELAND - 4.2%
     Government of Ireland
      9.250%, 07/11/03..........................EURO      450              479
                                                                   -----------

   ITALY - 3.8%
     Republic of Italy
      5.000%, 12/15/04..........................JPY    40,000              442
                                                                   -----------

   JAPAN - 6.2%
     Export-Import Bank of Japan
      2.875%, 07/28/05..........................       70,000              716
                                                                   -----------

   NETHERLANDS - 9.6%
     Deutsche Finance BV
      6.000%, 01/12/04..........................        1,000              437
     International Nederland Bank, MTN
      6.000%, 10/01/07..........................        1,000              428
     Kingdom of Netherlands
      7.500%, 01/15/23
      Principal Strip (A).......................EURO      908              243
                                                                   -----------
                                                                         1,108
                                                                   -----------

   Spain - 3.9%
     Kingdom of Spain
      6.150%, 01/31/13..........................EURO      450              448
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

                                                      FACE            MARKET
DESCRIPTION                                      AMOUNT (000)(1)    VALUE (000)
--------------------------------------------------------------------------------
   SUPERNATIONAL - 13.6%
     European Investment Bank
      8.000%, 06/10/03..........................GBP       700      $     1,099
     World Bank
      5.250%, 03/20/02.........................JPY     45,000              460
                                                                   -----------
                                                                         1,559
                                                                   -----------

   SWEDEN - 1.0%
     Kingdom of Sweden
      13.000%, 06/15/01.........................        1,000              122
                                                                   -----------

   UNITED STATES - 11.1%
     Fannie Mae
      1.750%, 03/26/08..........................JPY    80,000              770
     Tennessee Valley Authority
      6.375%, 09/18/06..........................DEM     1,000              505
                                                                   -----------
                                                                         1,275
                                                                   -----------

TOTAL FOREIGN BONDS
   (Cost $11,892)...............................                        11,103
                                                                   -----------

TOTAL INVESTMENTS - 96.5%
   (Cost $11,892) ..............................                        11,103
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 3.5% ........                           397
                                                                   -----------

TOTAL NET ASSETS - 100.0% ......................                   $    11,500
                                                                   ===========



--------------------------------------------------------------------------------
(1)      In local currency unless otherwise noted.
(A) Zero coupon bond. Rate reflects effective yield to maturity.

DEM      Deutsche Mark
EURO     European Monitary Unit
GBP      British Pound Sterling
JPY      Japanese Yen
MTN      Medium Term Note


As of June 30, 2000, the Fund had entered into the following forward foreign currency exchange contracts:

                                                                       Net Unrealized
 Contracts to Receive       In Exchange For       Settlement Date    Depreciation (000)
 --------------------   -----------------------   ---------------    ------------------
 EURO      1,204,819    U.S. Dollars  1,161,446      07/14/00            $     (10)
                                                                     ==================

    The accompanying notes are an integral part of the financial statements.
16

                                                       JUNE 30, 2000 (Unaudited)

SCHEDULE OF INVESTMENTS

BALANCED FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET-BACKED SECURITIES                                          1.7%
COMMERCIAL PAPER                                                 1.7%
FOREIGN CORPORATE NOTES AND BONDS                                2.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS                               4.1%
CORPORATE NOTES AND BONDS                                        8.4%
U.S. TREASURY OBLIGATIONS                                        9.4%
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES                      12.3%
REPURCHASE AGREEMENT AND NET OTHER ASSETS AND LIABILITIES        0.7%
COMMERCIAL MORTAGE-BACKED SECURITY                               0.7%
COMMON STOCKS                                                   58.8%
% OF TOTAL NET ASSETS

                                                                     MARKET
DESCRIPTION                                         SHARES         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 58.8%
   BASIC MATERIALS - 1.0%
     Alcoa......................................       14,100      $       409
     du Pont (E.I.) deNemours..................        10,200              446
                                                                   -----------
                                                                           855
                                                                   -----------

   CAPITAL GOODS - 5.5%
     Emerson Electric...........................        6,900              417
     General Electric...........................       40,500            2,147
     Honeywell International....................        8,600              290
     Ingersoll-Rand.............................        7,300              294
     LSI Logic*.................................        6,100              330
     Tyco International.........................       13,100              621
     United Technologies........................        6,900              406
                                                                   -----------
                                                                         4,505
                                                                   -----------

   COMMUNICATION SERVICES - 3.9%
     AT&T.......................................       22,300              705
     GTE........................................       11,200              697
     SBC Communications.........................       12,800              554
     Service International......................       74,600              238
     Sprint.....................................        6,100              311
     WorldCom*..................................       15,000              688
                                                                   -----------
                                                                         3,193
                                                                   -----------

   CONSUMER CYCLICALS - 5.4%
     Electronics for Imaging*...................       13,400              339
     Ford Motor.................................       10,350              445
     Gentex*....................................       11,600              291
     Home Depot (The)...........................       15,900              794
     Interpublic Group..........................        8,500              366
     Lowe's.....................................        8,700              357
     Sabre Holdings.............................       11,500              328
     Target.....................................        7,500              435
     TMP Worldwide*.............................       1,500               111

                                                                      MARKET
DESCRIPTION                                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
   Consumer Cyclicals (continued)
     Wal-Mart Stores............................       17,800      $     1,026
                                                                   -----------
                                                                         4,492
                                                                   -----------

   CONSUMER STAPLES - 5.6%
     Albertson's................................        9,800              326
     Anheuser-Busch.............................        3,800              284
     CVS........................................        9,700              388
     Disney (Walt)..............................       15,600              605
     McDonald's.................................        9,800              323
     Newell Rubbermaid..........................       12,700              327
     Philip Morris..............................       15,300              406
     Procter & Gamble...........................        7,500              429
     Ralston Purina ............................       16,800              335
     SUPERVALU..................................       15,600              297
     Time Warner................................       11,800              897
                                                                   -----------
                                                                         4,617
                                                                   -----------

   ENERGY - 3.9%
     Apache.....................................        3,000              176
     Burlington Resources.......................        8,400              321
     Enron......................................        7,200              464
     Exxon Mobil................................       15,100            1,185
     Halliburton................................        7,900              373
     Petro-Canada...............................       17,600              336
     Texaco.....................................        7,700              410
                                                                   -----------
                                                                         3,265
                                                                   -----------

   FINANCE - 5.4%
     American Express...........................       11,000              573
     Bank of America............................        9,500              409
     Chase Manhattan ...........................       10,950              504
     Citigroup..................................       18,600            1,121
     Fannie Mae.................................        9,300              485
     FleetBoston Financial......................       11,600              394
     Merrill Lynch..............................        4,100              472
     Wells Fargo ...............................       13,600              527
                                                                   -----------
                                                                         4,485
                                                                   -----------

   HEALTH CARE - 6.9%
     Abbott Labs................................        9,700              432
     Biogen*....................................        5,700              368
     Bristol-Myers Squibb.......................       13,900              810
     Eli Lilly..................................        8,500              849
     Guidant* ..................................        7,400              366
     Johnson & Johnson..........................        9,000              917
     Pfizer.....................................       27,200            1,306
     Schering-Plough............................       12,400              626
                                                                   -----------
                                                                         5,674
                                                                   -----------

   INSURANCE - 1.5%
     American International Group...............        7,800              917
     Lincoln National...........................        8,600              311
                                                                   -----------
                                                                         1,228
                                                                   -----------

   TECHNOLOGY - 15.5%
     Analog Devices*............................        5,400              410
     BMC Software...............................        9,100              332

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

                                                   SHARES/            MARKET
DESCRIPTION                                    FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Technology (continued)
     Cisco Systems*.............................       28,500      $     1,812
     EMC*.......................................       12,800              985
     Hewlett-Packard ...........................        5,100              637
     Intel......................................       13,300            1,778
     International Business Machines............        8,600              942
     Microsoft*.................................       20,700            1,656
     Oracle*....................................       13,400            1,126
     Seagate Technology*........................        5,900              325
     Sun Microsystems*..........................        9,800              891
     Teradyne*..................................        4,300              316
     Texas Instruments..........................        8,500              584
     3Com*......................................        8,600              496
     Vitesse Semiconductor*.....................        1,200               88
     Xilinx*....................................        5,100              421
                                                                   -----------
                                                                        12,799
                                                                   -----------

   TELECOMMUNICATIONS EQUIPMENT - 3.2%
     ADC Telecommunications*....................        5,500              461
     Lucent Technologies........................       15,700              930
     Nortel Networks............................       14,200              969
     QUALCOMM*..................................        5,000              300
                                                                   -----------
                                                                         2,660
                                                                   -----------

   UTILITIES - 1.0%
     Southern...................................       15,000              350
     US West....................................        5,600              480
                                                                   -----------
                                                                           830
                                                                   -----------

TOTAL COMMON STOCKS
   (Cost $43,431)...............................                        48,603
                                                                   -----------

U.S. GOVERNMENT
   MORTGAGE-BACKED SECURITIES - 12.3%
     Fannie Mae
      7.500%, 05/01/27, Pool #421454............  $       225              222
      6.500%, 05/01/28, Pool #436779............          633              597
      7.000%, 01/01/29, Pool #323542............          707              682
      7.500%, 01/01/29, Pool #492910............          228              225
      7.000%, 03/01/29, Pool #323657............          623              602
      7.000%, 09/01/29, Pool #252716............          485              468
      7.000%, 04/01/30, Pool #535308............        1,742            1,683
     Fannie Mae TBA 30 Yr.
      8.000%, 06/01/30..........................        1,699            1,707
     Freddie Mac, REMIC
      6.500%, 05/15/24, CMO
      Series 2149, Class TF.....................          935              895
     Freddie Mac Gold
      7.000%, 01/01/15, Pool #E79764............        1,313            1,289
     Ginnie Mae
      7.000%, 12/15/23, Pool #366646............          377              367
      7.000%, 03/15/26, Pool #417290............          496              483
      7.000%, 01/20/30, Pool #002866............          993              960
                                                                   -----------

TOTAL U.S. GOVERNMENT
   MORTGAGE-BACKED SECURITIES
   (Cost $10,308)...............................                        10,180
                                                                   -----------

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 9.4%
     U.S. Treasury Bonds
      7.250%, 05/15/16..........................  $     2,150      $     2,366
      6.250%, 05/15/30..........................          975            1,023
     U.S. Treasury Notes
      6.375%, 09/30/01..........................        1,200            1,198
      5.875%, 11/15/04..........................          725              714
      7.000%, 07/15/06..........................        2,075            2,150
      6.500%, 02/15/10..........................          350              362
                                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $7,697)................................                         7,813
                                                                   -----------

CORPORATE NOTES AND BONDS - 8.4%

   BASIC MATERIALS - 0.4%
     Dow Chemical, Debentures
      7.375%, 11/01/29..........................          330              321
                                                                   -----------

   COMMUNICATION SERVICES - 1.7%
     Jones Intercable, Senior Notes
      9.625%, 03/15/02..........................          475              490
     360 Communications, Senior Notes
      7.125%, 03/01/03..........................          750              746
     WorldCom
      6.250%, 08/15/03..........................          185              178
                                                                   -----------
                                                                         1,414
                                                                   -----------

   CONSUMER CYCLICALS - 1.9%
     Federated Department Stores
      Senior Notes
      8.125%, 10/15/02..........................          350              353
     Ford Motor
      7.450%, 07/16/31..........................          510              478
     Wal-Mart Stores, Senior Notes
      6.875%, 08/10/09..........................          775              758
                                                                   -----------
                                                                         1,589
                                                                   -----------

   ENERGY - 0.4%
     Conoco
      5.900%, 04/15/04..........................          350              333
                                                                   -----------

   FINANCE - 2.6%
     Associates of North America
      Senior Notes
      6.450%, 10/15/01..........................          300              297
     Household Finance
      8.000%, 05/09/05..........................          750              756
     National Rural Utilities
     Cooperative Finance
      5.300%, 09/25/03..........................          440              416
     Wells Fargo
      6.625%, 07/15/04..........................          650              634
                                                                   -----------
                                                                         2,103
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.
18

                                                       JUNE 30, 2000 (Unaudited)

                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


   TECHNOLOGY - 0.9%
     International Business Machines, MTN
      5.625%, 04/12/04..........................  $       815      $       777
                                                                   -----------

   UTILITIES - 0.5%
     Long Island Lighting, Debentures
      8.200%, 03/15/23..........................          400              393
                                                                   -----------

TOTAL CORPORATE NOTES AND BONDS
   (Cost $7,105)................................                         6,930
                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
     Fannie Mae
      5.510%, 04/19/02, MTN.....................          580              566
      5.625%, 05/14/04..........................          850              809
      5.750%, 06/15/05..........................          700              663
      7.125%, 03/15/07..........................          325              326
      6.180%, 02/19/09, MTN.....................          270              249
     Freddie Mac
      5.125%, 10/15/08..........................          400              348
      6.750%, 09/15/29..........................          420              402
                                                                   -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,437)................................                         3,363
                                                                   -----------

FOREIGN CORPORATE NOTES AND BONDS - 2.2%

   ENERGY - 0.4%
     Norsk Hydro, Yankee Notes
      6.700%, 01/15/18..........................          375              331
                                                                   -----------

   FINANCE - 1.2%
     Bank of Tokyo, Mitsubishi
      8.400%, 04/15/10..........................          320              324
     Korea Development Bank
      7.125%, 04/22/04..........................          310              300
      7.375%, 09/17/04..........................          360              351
                                                                   -----------
                                                                           975
                                                                   -----------

   UTILITIES - 0.6%
     Korea Electric Power
      Yankee Debentures
      6.000%, 12/01/26..........................          515              501
                                                                   -----------

TOTAL FOREIGN CORPORATE NOTES AND BONDS
   (Cost $1,814)................................                         1,807
                                                                   -----------

ASSET-BACKED SECURITIES - 1.7%
     Advanta Equipment Receivables
      Series 1998-1, Class B
      6.100%, 12/15/06..........................          174              172
     Amresco Securitized Net Interest Trust
      Series 1997-1, Class A
      7.545%, 09/26/27(A).......................          435              408
     Chase Credit Card Master Trust
      Series 1997-5, Class A
      6.194%, 08/15/05..........................          125              123


                                                      FACE            MARKET
DESCRIPTION                                       AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (continued)
     Equivantage Home Equity Loan Trust
      Series 1997-4, Class A2
      6.640%, 07/25/19..........................  $        86      $        85
     IMC Home Equity Loan Trust
      Series 1997-3, Class A5
      7.140%, 09/20/23..........................          630              626
                                                                   -----------

TOTAL ASSET-BACKED SECURITIES
   (Cost $1,440)................................                         1,414
                                                                   -----------

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.7%
     Asset Securitization
      Series 1995-MD4, Class A1
      7.100%, 08/13/29..........................          557              550
                                                                   -----------

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
   (Cost $574)..................................                           550
                                                                   -----------

COMMERCIAL PAPER (B) - 1.7%
     General Electric Capital
      6.530%, 07/17/00..........................        1,400            1,396
                                                                   -----------

TOTAL COMMERCIAL PAPER
   (Cost $1,396)................................                         1,396
                                                                   -----------

REPURCHASE AGREEMENT - 3.0%
     J.P. Morgan
      6.750%,  dated 06/30/00,  matures
      07/03/00,  repurchase  price $2,528,779
      (collateralized by U.S. Government
      Agency Instruments, total market value:
      $2,577,906)...............................        2,527            2,527
                                                                   -----------

TOTAL REPURCHASE AGREEMENT
   (Cost $2,527)................................                         2,527
                                                                   -----------

TOTAL INVESTMENTS - 102.3%
   (Cost $79,729)...............................                        84,583
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - (2.3)% ......                       (1,918)
                                                                   -----------

TOTAL NET ASSETS - 100.0%.......................                   $    82,665
                                                                   ===========



-------------------------------------------------------------------------------
*       Non-income producing security
(A) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold, in transactions exempt from registration, to qualified institutional buyers.
        At June 30, 2000, this security amounted to $408,456 or 0.5% of net assets.
(B) Rate noted represents the annualized discount yield at the time of purchase.

MTN     Medium Term Note
TBA     To Be Announced

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

VALUE FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TELECOMMUNICATIONS EQUIPMENT                                     3.1%
UTILITIES                                                        4.0%
BASIC MATERIALS                                                  4.2%
HEALTH CARE                                                      4.7%
CONSUMER CYCLICALS                                               5.6%
INSURANCE                                                        6.9%
TECHNOLOGY                                                       7.8%
CAPITAL GOODS                                                    8.4%
TRANSPORTATION                                                   1.2%
FINANCE                                                         19.0%
ENERGY                                                          15.1%
COMMUNICATION SERVICES                                          11.2%
CONSUMER STAPLES                                                 9.0%
INVESTMENT COMPANY AND NET OTHER ASSETS AND LIABILITIES -       (0.2)%
% OF TOTAL NET ASSETS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 100.2%
   BASIC MATERIALS - 4.2%
     Alcoa......................................       13,900      $       403
     Dow Chemical...............................       11,700              353
     du Pont (E.I.) deNemours...................       28,000            1,225
     Eastman Chemical...........................        6,700              320
     Engelhard..................................       19,100              326
     Georgia-Pacific Group......................       10,250              269
     PPG Industries.............................        7,900              350
     Sherwin-Williams...........................       24,700              523
     Union Carbide..............................        6,800              337
     USX-U.S. Steel Group.......................       17,600              327
     Westvaco...................................       13,950              346
     Willamette Industries......................       25,500              695
                                                                   -----------
                                                                         5,474
                                                                   -----------

   CAPITAL GOODS - 8.4%
     Agilent Technologies*......................        7,589              560
     Boeing.....................................       36,200            1,514
     Briggs & Stratton..........................        8,900              305
     Caterpillar................................       12,600              427
     Delphi Automotive Systems..................       27,500              400
     Eastman Kodak .............................       12,300              732
     Emerson Electric...........................       23,700            1,431
     General Dynamics...........................        6,050              316
     Honeywell International....................       26,400              889
     Ingersoll-Rand.............................       15,500              624
     Johnson Controls...........................       11,500              590
     Minnesota Mining & Manufacturing...........       14,100            1,163
     Parker Hannifin ...........................       18,200              623
     Rockwell International.....................       12,500              394
     United Technologies........................       13,200              777
     Visteon*...................................        6,560               80
                                                                   -----------
                                                                        10,825
                                                                   -----------

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   COMMUNICATION SERVICES - 11.2%
     ALLTEL.....................................       11,100      $       688
     AT&T ......................................       96,320            3,046
     Bell Atlantic*.............................       19,300              981
     BellSouth..................................       43,000            1,833
     Copper Mountain Networks*..................        8,100              714
     Global Crossing*...........................        8,900              234
     GTE........................................       40,100            2,496
     SBC Communications.........................        7,900              342
     Sprint.....................................       14,100              719
     WorldCom*..................................       76,950            3,530
                                                                   -----------
                                                                        14,583
                                                                   -----------

   CONSUMER CYCLICALS - 5.6%
     Circuit City Stores-Circuit City Group.....       11,500              382
     Federated Department Stores*...............       15,700              530
     Ford Motor.................................       50,100            2,154
     General Motors.............................        8,700              505
     Limited (The)..............................       28,400              614
     Lowe's.....................................       22,600              928
     Sears, Roebuck.............................       23,300              760
     Target.....................................       12,400              719
     TJX........................................       32,700              613
                                                                   -----------
                                                                         7,205
                                                                   -----------

   CONSUMER STAPLES - 9.0%
     Alberto-Culver, Class B....................       19,400              593
     Clear Channel Communications*..............        7,600              570
     ConAgra....................................       32,300              616
     Darden Restaurants ........................       22,600              367
     Deluxe.....................................       13,800              325
     Disney (Walt)..............................       63,600            2,468
     Fortune Brands ............................       21,400              494
     Gannett....................................        9,200              550
     McGraw-Hill................................       14,800              799
     Philip Morris..............................       35,800              951
     Seagram....................................       10,500              609
     SUPERVALU..................................       35,400              675
     Tribune....................................       19,250              674
     Tupperware.................................       20,100              442
     Viacom, Class B*...........................       17,743            1,210
     Wendy's International......................       17,700              315
                                                                   -----------
                                                                        11,658
                                                                   -----------

   ENERGY - 15.1%
     Apache.....................................       11,100              653
     BP Amoco, ADR..............................       15,772              892
     Chevron....................................       18,700            1,586
     Conoco, Class B............................       26,200              644
     Enron......................................        4,900              316
     Exxon Mobil................................       76,139            5,977
     Halliburton................................       12,000              566
     Helmerich & Payne..........................       18,100              676
     Kerr-McGee.................................        8,300              489
     National Fuel Gas..........................       15,300              746
     Phillips Petroleum.........................       11,450              580
     Rowan*.....................................       23,300              708
     Royal Dutch Petroleum, ADR.................       61,250            3,771

    The accompanying notes are an integral part of the financial statements.
20

                                                       JUNE 30, 2000 (Unaudited)
SCHEDULE OF INVESTMENTS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   ENERGY (continued)
     Texaco.....................................       25,650      $     1,366
     USX-Marathon Group.........................       24,900              624
                                                                   -----------
                                                                        19,594
                                                                   -----------

   FINANCE - 19.0%
     American Express...........................       38,450            2,004
     Bank of America............................       57,400            2,468
     BB&T.......................................       22,600              540
     Chase Manhattan............................       54,450            2,508
     Citigroup..................................      100,300            6,043
     Comerica...................................       13,850              622
     Fannie Mae.................................       19,300            1,007
     First Union................................       34,000              844
     Firstar....................................       49,100            1,034
     FleetBoston Financial......................       54,100            1,839
     MBNA.......................................       25,150              682
     Merrill Lynch..............................       13,500            1,552
     Morgan (J.P.) .............................        5,800              639
     Morgan Stanley Dean Witter.................       25,300            2,106
     PNC Bank...................................        5,900              277
     Union Planters.............................       17,700              494
                                                                   -----------
                                                                        24,659
                                                                   -----------

   HEALTH CARE - 4.7%
     American Home Products.....................       16,300              958
     Boston Scientific*.........................       19,600              430
     Cardinal Health............................       10,400              770
     HCA-Healthcare.............................       21,600              656
     Mallinckrodt...............................       21,000              912
     Pharmacia..................................       19,341            1,000
     Schering-Plough............................       13,800              697
     UnitedHealth Group.........................        7,200              617
                                                                   -----------
                                                                         6,040
                                                                   -----------

   INSURANCE - 6.9%
     Allstate...................................       50,850            1,131
     Ambac Financial Group......................       10,600              581
     American General...........................       21,500            1,311
     American International Group...............       19,900            2,338
     CIGNA......................................        8,100              757
     Hartford Financial Services Group..........        7,900              442
     Jefferson-Pilot............................       11,300              638
     Marsh & McLennan...........................        9,800            1,023
     St. Paul Companies.........................       21,000              717
                                                                   -----------
                                                                         8,938
                                                                   -----------

   TECHNOLOGY - 7.8%
     Allaire*...................................        4,400              162
     Analog Devices*............................        8,100              616
     Apple Computer*............................       20,200            1,058
     Autodesk...................................        9,300              323
     Cabletron Systems*.........................        8,400              212
     Compaq Computer............................       25,300              647
     Dell Computer*.............................       12,500              616
     Electronic Data Systems....................        6,600              272

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
-------------------------------------------------------------------------------
   TECHNOLOGY (continued)
     First Data.................................       11,800      $       586
     Hewlett-Packard............................       19,900            2,485
     National Semiconductor*....................       12,100              687
     Novell*....................................       14,800              137
     SunGard Data Systems*......................       14,700              456
     Teradyne*..................................       13,400              985
     Xerox......................................       21,800              452
     Xilinx*....................................        5,600              462
                                                                   -----------
                                                                        10,156
                                                                   -----------

   TELECOMMUNICATIONS EQUIPMENT - 3.1%
     ADC Telecommunications*....................        9,320              782
     Andrew*....................................       17,500              587
     Motorola...................................       43,905            1,276
     Nokia, ADR.................................       11,500              574
     Scientific-Atlanta.........................       10,000              745
                                                                   -----------
                                                                         3,964
                                                                   -----------

   TRANSPORTATION - 1.2%
     Delta Air Lines............................       18,350              928
     Union Pacific..............................       18,400              684
                                                                   -----------
                                                                         1,612
                                                                   -----------

   UTILITIES - 4.0%
     AES*.......................................       20,200              922
     American Electric Power....................       22,100              655
     Consolidated Edison........................       17,000              504
     Entergy....................................       32,000              870
     GPU........................................       23,250              629
     KeySpan....................................       11,000              338
     Pinnacle West Capital......................       22,100              749
     Southern...................................       20,300              473
                                                                   -----------
                                                                         5,140
                                                                   -----------

TOTAL COMMON STOCKS
   (Cost $130,911).............................                        129,848
                                                                   -----------

INVESTMENT COMPANY - 1.3%
     Chase Vista Federal
      Money Market Fund ........................        1,721            1,721
                                                                   -----------

TOTAL INVESTMENT COMPANY
   (Cost $1,721)................................                         1,721
                                                                   -----------

TOTAL INVESTMENTS - 101.5%
   (Cost $132,632) .............................                       131,569
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - (1.5)% ......                        (1,977)
                                                                   -----------

TOTAL NET ASSETS - 100.0% ......................                   $   129,592
                                                                   ===========



-------------------------------------------------------------------------------
*       Non-income producing security
ADR     American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

GROWTH FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENT AND NET OTHER ASSETS AND LIABILITIES       3.3%
ENERGY                                                          5.9%
CAPITAL GOODS                                                   5.9%
COMMUNICATION SERVICES                                          4.9%
FINANCE                                                         8.3%
CONSUMER STAPLES                                                8.3%
CONSUMER CYCLICALS                                              9.8%
INSURANCE                                                       2.8%
TECHNOLOGY                                                     26.9%
HEALTH CARE                                                    12.4%
TELECOMMUNICATIONS EQUIPMENT                                   11.5%
% OF TOTAL NET ASSETS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
   CAPITAL GOODS - 5.9%
     General Electric...........................      180,900      $     9,588
     Illinois Tool Works........................       65,000            3,705
                                                                   -----------
                                                                        13,293
                                                                   -----------

   COMMUNICATION SERVICES - 4.9%
     Qwest Communications International*........       74,500            3,702
     WorldCom*..................................      157,350            7,218
                                                                   -----------
                                                                        10,920
                                                                   -----------

   CONSUMER CYCLICALS - 9.8%
     Gentex*....................................       61,425            1,543
     Harley-Davidson............................       86,200            3,319
     Home Depot (The)...........................       42,300            2,112
     Interpublic Group..........................      106,400            4,575
     Lowe's.....................................       45,300            1,860
     Marriott International, Class A............       63,800            2,301
     Target.....................................       72,000            4,176
     Wal-Mart Stores............................       37,300            2,149
                                                                   -----------
                                                                        22,035
                                                                   -----------

   CONSUMER STAPLES - 8.3%
     Colgate-Palmolive..........................       91,000            5,449
     CVS........................................       40,300            1,612
     Safeway*...................................       98,100            4,427
     Time Warner................................       29,200            2,219
     Viacom, Class B*...........................       72,700            4,957
                                                                   -----------
                                                                        18,664
                                                                   -----------

   ENERGY - 5.9%
     Burlington Resources.......................       54,300            2,077
     Exxon Mobil................................       87,350            6,857
     Schlumberger...............................       58,600            4,373
                                                                   -----------
                                                                        13,307
                                                                   -----------

   FINANCE - 8.3%
     Chase Manhattan............................       67,200            3,095
     Citigroup .................................      148,550            8,950
     Fannie Mae.................................       66,900            3,491

                                                    SHARES/           MARKET
DESCRIPTION                                     FACE AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   FINANCE (continued)
     Morgan Stanley Dean Witter.................       36,400      $     3,030
                                                                   -----------
                                                                        18,566
                                                                   -----------

   HEALTH CARE - 12.4%
     Biogen*....................................       53,200            3,431
     Biomet.....................................       76,300            2,933
     Bristol-Myers Squibb.......................       48,600            2,831
     Elan, SP ADR* .............................       48,300            2,340
     Guidant*...................................       56,400            2,792
     Johnson & Johnson..........................       31,500            3,209
     Pfizer.....................................      139,500            6,696
     Schering-Plough............................       71,700            3,621
                                                                   -----------
                                                                        27,853
                                                                   -----------

   INSURANCE - 2.8%
     American International Group...............       53,770            6,318
                                                                   -----------

   TECHNOLOGY - 26.9%
     Acxiom* ...................................       71,600            1,951
     America Online*............................       42,600            2,247
     Cisco Systems*.............................      195,500           12,427
     Concord EFS*...............................       86,775            2,256
     EMC* ......................................       66,800            5,139
     Intel......................................       54,300            7,259
     Microsoft*.................................       90,300            7,224
     Oracle*....................................       49,100            4,128
     PMC-Sierra*................................       12,400            2,203
     Sun Microsystems*..........................       30,100            2,737
     3Com*......................................       81,500            4,697
     Vitesse Semiconductor*.....................       63,300            4,657
     Xilinx*....................................       42,100            3,476
                                                                   -----------
                                                                        60,401
                                                                   -----------

   TELECOMMUNICATIONS EQUIPMENT - 11.5%
     ADC Telecommunications*....................      183,400           15,383
     JDS Uniphase* .............................       18,500            2,218
     QUALCOMM*..................................       28,600            1,716
     Tellabs*...................................       95,700            6,550
                                                                   -----------
                                                                        25,867
                                                                   -----------

TOTAL COMMON STOCKS
   (Cost $150,887)..............................                       217,224
                                                                   -----------
REPURCHASE AGREEMENT - 3.8%
     J.P. Morgan
      6.750%, dated 06/30/00, matures
      07/03/00, repurchase price $8,481,032
      (collateralized by U.S. Government
      Agency Instruments, total market
      value: $8,645,789)........................  $     8,476            8,476
                                                                   -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $8,476)................................                         8,476
                                                                   -----------
TOTAL INVESTMENTS - 100.5%
   (Cost $159,363)..............................                       225,700
                                                                   -----------
NET OTHER ASSETS AND LIABILITIES - (0.5)% ......                        (1,205)
                                                                   -----------
TOTAL NET ASSETS - 100.0%.......................                   $   224,495
                                                                   ===========



-------------------------------------------------------------------------------
*         Non-income producing security
SP ADR    Sponsored American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.
22

                                                       JUNE 30, 2000 (Unaudited)

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTEDGRAPHIC

ENERGY                                   7.5%
CONSUMER CYCLICAL                        8.9%
COMMUNICATION SERVICES                   9.8%
CAPITAL GOODS                           11.1%
CONSUMER STAPLES                        16.5%
DIVERSIFIED                              0.7%
BASIC MATERIALS                          1.8%
TECHNOLOGY                              22.4%
FINANCE                                 22.0%
NET OTHER ASSETS AND LIABILITIES -      (0.7)%
% OF TOTAL NET ASSETS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 100.1%
   AUSTRALIA - 3.3%
     Brambles Industries........................       35,000      $     1,075
     Broken Hill Proprietary....................      135,000            1,595
     Commonwealth Bank of Australia.............       70,000            1,159
     News*......................................      170,000            2,338
     Telstra....................................      250,000            1,014
                                                                   -----------
                                                                         7,181
                                                                   -----------

   FINLAND - 3.8%
     Nokia Oyj..................................      132,000            6,736
     Sonera Oyj.................................       32,000            1,459
                                                                   -----------
                                                                         8,195
                                                                   -----------

   FRANCE - 15.0%
     Adecco.....................................        2,700            2,296
     Alstom.....................................       57,100            1,543
     Axa........................................       15,000            2,363
     Cap Gemini.................................       10,500            1,850
     Carrefour..................................       30,000            2,051
     Equant*....................................       25,000            1,016
     France Telecom.............................       28,000            3,914
     Groupe Danone..............................       15,000            1,991
     L'OREAL....................................        2,300            1,992
     Sanofi-Synthelabo..........................       40,312            1,921
     STMicroelectronics.........................       42,000            2,647
     Total Fina Series B........................       36,241            5,557
     Vivendi....................................       37,656            3,324
                                                                   -----------
                                                                        32,465
                                                                   -----------

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   GERMANY - 6.5%
     Allianz....................................        7,200      $     2,612
     Bayer......................................       25,000              974
     Deutsche Bank..............................       15,777            1,301
     Deutsche Telekom...........................       60,000            3,414
     HypoVereinsbank............................       20,000            1,300
     SAP........................................       10,500            1,569
     Siemens....................................       19,000            2,857
                                                                   -----------
                                                                        14,027
                                                                   -----------

   HONG KONG - 2.1%
     HSBC Holdings..............................      266,761            3,046
     Hutchison Whampoa..........................      121,000            1,521
                                                                   -----------
                                                                         4,567
                                                                   -----------

   IRELAND - 1.3%
     Allied Irish Banks.........................      101,180              905
     CRH........................................      100,825            1,824
                                                                   -----------
                                                                         2,729
                                                                   -----------

   ITALY - 2.4%
     Bipop-Carire...............................      138,000            1,086
     Mediolanum.................................      250,000            4,067
                                                                   -----------
                                                                         5,153
                                                                   -----------

   JAPAN - 20.6%
     Canon......................................       60,000            2,986
     Fujitsu....................................      100,000            3,459
     Ito-Yokado.................................       15,000              902
     Kao........................................       70,000            2,138
     Matsushita Electric Industrial.............      120,000            3,110
     Murata Manufacturing.......................       19,000            2,776
     NEC*.......................................       60,000            1,883
     Nippon Telegraph & Telephone...............          422            5,608
     NTT Data...................................          140            1,438
     NTT DoCoMo.................................           60            1,623
     Orix.......................................       19,600            2,891
     Rohm.......................................        4,000            1,172
     Secom......................................       20,000            1,461
     Sharp......................................      170,000            3,004
     Sony.......................................       40,000            3,732
     Takeda Chemical Industries.................       40,000            2,624
     Toshiba....................................      330,000            3,723
                                                                   -----------
                                                                        44,530
                                                                   -----------

   NETHERLANDS - 9.0%
     Akzo Nobel.................................       32,000            1,360
     ASM Lithography Holdings*..................       66,000            2,837
     Fortis.....................................       77,027            2,242
     Getronics..................................      117,426            1,811
     Heineken...................................       25,000            1,522
     ING Groep..................................       60,923            4,118
     Koninklijke Ahold..........................       51,251            1,509
     Philips Electronics........................       40,000            1,887
     VNU........................................       44,271            2,287
                                                                   -----------
                                                                        19,573
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   NEW ZEALAND - 0.8%
     Telecom of New Zealand.....................      494,161      $     1,727
                                                                   -----------

   PORTUGAL - 1.1%
     Portugal Telecom Registered................      220,000            2,470
                                                                   -----------

   SPAIN - 3.1%
     Banco Bilbao Vizcaya.......................      215,000            3,212
     Telefonica*................................      162,364            3,488
                                                                   -----------
                                                                         6,700
                                                                   -----------

   SWEDEN - 7.5%
     ABB AB, Class B............................       26,390            3,058
     Ericsson LM, Class B.......................      320,000            6,332
     Hennes & Mauritz, Class B..................       35,000              730
     Skandia Forsakrings........................      230,000            6,077
                                                                   -----------
                                                                        16,197
                                                                   -----------

   SWITZERLAND - 5.2%
     Credit Suisse, Registered..................       18,000            3,580
     Givaudan*..................................          200               61
     Nestle, Registered.........................          600            1,201
     Novartis, Registered.......................        1,603            2,539
     Roche Holding, Class GS....................          200            1,947
     Zurich Allied..............................        3,800            1,877
                                                                   -----------
                                                                        11,205
                                                                   -----------

   UNITED KINGDOM - 18.4%
     BP Amoco...................................      615,870            5,908
     British Telecommunications.................      175,000            2,261
     Cable & Wireless...........................      106,209            1,798
     CMG........................................       80,000            1,133
     Glaxo Wellcome.............................      101,769            2,967
     Pearson....................................      112,000            3,559
     Prudential.................................      198,679            2,910
     Rentokil Initial...........................      450,000            1,021
     Reuters Group..............................       65,000            1,108
     SEMA Group.................................      100,000            1,422
     Shell Transport & Trading..................      577,318            4,818
     SmithKline Beecham.........................      173,898            2,276
     Standard Chartered.........................      226,348            2,819
     Vodafone AirTouch Group....................    1,447,221            5,847
                                                                   -----------
                                                                        39,847
                                                                   -----------

TOTAL FOREIGN COMMON STOCKS
   (Cost $159,075)..............................                       216,566
                                                                   -----------

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK - 0.6%

   GERMANY - 0.6%
     Fresenius AG...............................        5,400      $     1,232
                                                                   -----------

TOTAL FOREIGN PREFERRED STOCK
   (Cost $1,246)................................                         1,232
                                                                   -----------

TOTAL INVESTMENTS - 100.7%
   (Cost $160,321)..............................                       217,798
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - (0.7)%.......                        (1,523)
                                                                   -----------

TOTAL NET ASSETS - 100.0%  .....................                   $   216,275
                                                                   ===========

--------------------------------------------------------------------------------
*     Non-income producing security

    The accompanying notes are an integral part of the financial statements.
24

                                                       JUNE 30, 2000 (Unaudited)

SCHEDULE OF INVESTMENTS

SMALL CAP FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INSURANCE                                1.9%
BASIC MATERIALS                          2.5%
UTILITIES                                4.6%
ENERGY                                   6.7%
CAPITAL GOODS                            9.0%
CONSUMER STAPLES                        11.9%
HEALTH CARE                             10.7%
FINANCE                                 13.6%
TRANSPORTATION                           1.5%
TELECOMMUNICATIONS EQUIPMENT             0.5%
TECHNOLOGY                              27.9%
CONSUMER CYCLICALS                      14.6%
NET OTHER ASSETS AND LIABILITIES -      (5.4)%
% OF TOTAL NET ASSETS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 105.4%
   BASIC MATERIALS - 2.5%
     Crompton...................................       25,900      $       317
     Hanna  (M. A.).............................       35,500              320
     Minerals Technologies......................        8,300              382
     OM Group...................................       13,100              576
                                                                   -----------
                                                                         1,595
                                                                   -----------

   CAPITAL GOODS - 9.0%
     Advanced Energy Industries.................        8,100              477
     CIRCOR International.......................        9,200               75
     CLARCOR....................................       24,600              489
     Dycom Industries*..........................       19,850              913
     Federal Signal.............................       36,700              606
     Griffon*...................................       52,000              289
     Harsco.....................................       11,700              298
     Jacobs Engineering Group*..................       16,600              543
     Mettler-Toledo International*..............       18,900              756
     Milacron...................................       35,700              518
     Mueller Industries*........................        8,500              238
     Smith (A.O.)...............................       23,500              492
                                                                   -----------
                                                                         5,694
                                                                   -----------

   CONSUMER CYCLICALS - 14.6%
     BJ's Wholesale Club*.......................       15,800              521
     Borg-Warner Automotive.....................       11,500              404
     Brightpoint*...............................       43,300              375
     Cost Plus*.................................       19,400              557
     D.R. Horton................................       37,000              502
     Diamond Technology Partners
      Class A*..................................        3,900              343
     Dollar Tree Stores*........................       28,950            1,145
     Duane Reade*...............................       17,900              461
     Extended Stay America*.....................       20,400              189

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   CONSUMER CYCLICALS (continued)
     Furniture Brands International*............       20,700      $       313
     Getty Images*..............................       10,400              385
     Heidrick & Struggles International*........        2,600              164
     HOT Topic*.................................       10,700              342
     Linens 'n Things*..........................       17,900              486
     Morrison Management Specialists............        2,970               84
     MSC Industrial Direct*.....................        1,500               31
     Radio One*.................................        9,200              272
     Too*.......................................       14,100              359
     True North Communications..................        4,900              216
     Tweeter Home Entertainment Group*..........       16,500              501
     Westwood One*..............................        8,100              276
     Wolverine World Wide.......................       41,400              409
     Zale*......................................       23,100              843
                                                                   -----------
                                                                         9,178
                                                                   -----------

   CONSUMER STAPLES - 11.9%
     Acme Communications*.......................        3,900               71
     American Italian Pasta, Class A*...........        9,700              201
     Avis Rent A Car*...........................       29,300              549
     Belo (A.H.), Class A.......................       12,200              211
     Bright Horizon Family Solutions*...........       13,400              286
     CEC Entertainment*.........................       21,000              538
     Cheesecake Factory (The)*..................       18,900              520
     Corporate Executives Board*................       10,000              599
     Gemstar International Group*...............       12,400              762
     Hall Kinion & Associates*..................        3,600              120
     Insight Communications*....................        3,700               58
     Modis Professional Services*...............       45,500              347
     Plexus*....................................        4,500              509
     Radio One, Class D*........................       18,400              406
     Ruby Tuesday...............................       19,000              239
     Scotts (The), Class A*.....................       10,400              380
     Sonic*.....................................       16,100              473
     Suiza Foods*...............................       17,800              870
     Universal Foods............................       19,600              363
                                                                   -----------
                                                                         7,502
                                                                   -----------

   ENERGY - 6.7%
     Helmerich & Payne..........................       21,700              811
     Louis Dreyfus Natural Gas*.................       11,800              370
     Marine Drilling*...........................       11,500              322
     Ocean Energy*..............................       39,500              560
     Oceaneering International*.................       28,500              542
     Santa Fe Snyder*...........................       63,600              724
     Tom Brown*.................................       19,400              447
     Valero Energy..............................       13,200              419
                                                                   -----------
                                                                         4,195
                                                                   -----------

   FINANCE - 13.6%
     Associated Banc............................       15,730              343
     Bank United, Class A.......................       15,300              538
     Cabot Industrial Trust, REIT...............       34,500              679
     Colonial BancGroup.........................       49,700              478
     Commercial Federal.........................       24,200              377
     Compass Bancshares.........................       27,200              464
     Cullen/Frost Bankers.......................       19,200              505
     Doral Financial............................       13,100              150

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   FINANCE (continued)
     Financial Federal*.........................       30,800      $       535
     Hudson United Bancorp......................       21,000              471
     Kilroy Realty, REIT........................       19,100              495
     Metris.....................................       15,450              388
     Pan Pacific Retail Properties, REI.........       31,900              642
     Pinnacle Holdings, REIT*...................       15,800              853
     Prentiss Properties Trust, REIT............       24,300              583
     Reckson Associates Realty, REIT............       21,500              511
     Webster Financial..........................       11,300              251
     Westamerica Bancorporation.................       12,600              329
                                                                   -----------
                                                                         8,592
                                                                   -----------

   HEALTH CARE - 10.7%
     AmeriSource Health, Class A*...............       16,200              502
     Biochem Pharma*............................       14,500              357
     CIMA Labs*.................................        5,200              105
     CONMED*....................................       18,600              481
     Cubist Pharmaceuticals*....................        6,600              325
     Exelixis*..................................        3,100              104
     Inhale Therapeutic Systems*................        3,400              345
     IntraBiotics Pharmaceuticals...............       14,800              395
     Invacare...................................       20,200              530
     Mentor.....................................       12,000              326
     Neurocrine Biosciences.....................        5,700              203
     Pharmacopeia*..............................        8,100              376
     Trimeris*..................................       10,000              699
     United Therapeutics*.......................        7,200              780
     Varian Medical Systems*....................       28,600            1,119
     Wesley Jessen VisionCare*..................        3,200              120
                                                                   -----------
                                                                         6,767
                                                                   -----------

   INSURANCE - 1.9%
     Everest Reinsurance Holdings...............       16,600              546
     Liberty Financial..........................       19,200              421
     PMI Group (The)............................        3,000              143
     Radian Group...............................          900               47
                                                                   -----------
                                                                         1,157
                                                                   -----------

   TECHNOLOGY - 27.9%
     Applied Micro Circuits*....................       11,500            1,136
     BISYS Group*...............................        9,400              578
     Broadbase Software*........................       10,700              328
     Burr-Brown*................................        3,900              338
     Carescience*...............................       11,700              124
     Concord Communications*....................        7,600              303
     Cysive*....................................        8,000              191
     Digital Insight*...........................        4,100              139
     Digital Island*............................        8,000              389
     Eloyalty*..................................        5,600               71
     eSPEED, Class A*...........................        6,700              291
     Exchange Applications*.....................        9,700              258
     Extensity*.................................        5,100              175
     Exult*.....................................        1,000               10
     Galileo Technology*........................       25,800              555
     Henry (Jack) & Associates..................       17,900              897
     International Rectifier*...................        9,300              521

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   TECHNOLOGY (continued)
     i2 Technologies*...........................        6,105      $       637
     Lam Research*..............................        9,900              371
     LTX*.......................................       12,300              430
     Mercury Computer Systems*..................       12,300              397
     Micrel*....................................       35,000            1,520
     NETIQ*.....................................        7,800              465
     Network Appliance*.........................       19,600            1,578
     New ERA of Networks*.......................       10,700              455
     Novellus Systems*..........................        7,400              419
     ONYX Software*.............................        8,400              249
     PMC-Sierra*................................        8,500            1,510
     Register.com*..............................        4,700              144
     RSA Security*..............................        4,400              305
     Sanchez Computer Associates*...............          900               21
     Synopsys*..................................       13,400              463
     Teradyne*..................................        8,000              588
     VERITAS Software*..........................       12,360            1,397
     West Teleservices*.........................       13,100              332
                                                                   -----------
                                                                        17,585
                                                                   -----------

   TELECOMMUNICATIONS EQUIPMENT - 0.5%
     Ditech Communications*.....................          100               10
     SBA Communications*........................        6,400              332
                                                                   -----------
                                                                           342
                                                                   -----------

   TRANSPORTATION - 1.5%
     Alexander & Baldwin........................       19,000              419
     Mesaba Holdings*...........................       34,500              330
     USFreightways..............................        7,700              189
                                                                   -----------
                                                                           938
                                                                   -----------

   UTILITIES - 4.6%
     California Water Service Group ............       12,300              298
     Conectiv...................................       26,300              409
     Nextlink Communications, Class A* .........       27,600            1,047
     Nicor......................................       23,000              750
     NUI........................................       15,000              405
                                                                   -----------
                                                                         2,909
                                                                   -----------

TOTAL COMMON STOCKS
   (Cost $58,235)...............................                        66,454
                                                                   -----------

TOTAL INVESTMENTS - 105.4%
   (Cost $58,235) ..............................                        66,454
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - (5.4)%.......                        (3,404)
                                                                   -----------

TOTAL NET ASSETS - 100.0%  .....................                   $    63,050
                                                                   ===========



--------------------------------------------------------------------------------
*        Non-income producing security
REIT     Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.
26

                                                       JUNE 30, 2000 (Unaudited)
SCHEDULE OF INVESTMENTS

REAL ESTATE FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENT AND NET OTHER ASSETS AND LIABILITIES        8.1%
STORAGE                                                          1.4%
RETAIL                                                          19.6%
RESIDENTIAL                                                     21.9%
DIVERSIFIED                                                     12.3%
HOTELS                                                           2.2%
INDUSTRIAL                                                      10.3%
OFFICE PROPERTY                                                 24.2%
% OF TOTAL NET ASSETS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 91.9%
   DIVERSIFIED - 12.3%
     Catellus Development*......................       21,400      $       321
     Colonial Properties Trust..................        9,900              271
     Duke-Weeks Realty..........................       24,830              556
     Vornado Realty Trust.......................       14,900              518
                                                                   -----------
                                                                         1,666
                                                                   -----------

   HOTELS - 2.2%
     Starwood Hotels & Resorts Worldwide........        9,100              294
                                                                    -----------

   INDUSTRIAL - 10.3%
     CenterPoint Properties.....................        8,900              363
     Pacific Gulf Properties....................       17,900              449
     ProLogis Trust.............................       27,400              584
                                                                   -----------
                                                                         1,396
                                                                   -----------

   OFFICE PROPERTY - 24.2%
     Alexandria Real Estate Equities............        9,100              312
     Boston Properties..........................       15,300              591
     Cousins Properties.........................        3,300              127
     Equity Office Properties Trus..............       31,710              874
     Parkway Properties.........................        9,100              277
     Reckson Associates Realty..................       14,400              342
     Spieker Properties.........................       10,900              501
     Trizec Hahn................................       15,100              270
                                                                   -----------
                                                                         3,294
                                                                   -----------
                                                      SHARES/         MARKET
DESCRIPTION                                      FACE AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   RESIDENTIAL - 21.9%
     Apartment Investment & Management..........        7,200      $       311
     Archstone Communities Trust................       26,900              567
     AvalonBay Communities......................       14,364              600
     BRE Properties, Class A....................       14,700              424
     Equity Residential Properties Trust........       17,800              819
     Manufactured Home Communities                     10,600              254
                                                                   -----------
                                                                         2,975
                                                                   -----------

   RETAIL - 19.6%
     CBL & Associates Properties................        8,200              204
     Developers Diversified Realty..............        7,000              105
     General Growth Properties..................       10,100              321
     Kimco Realty...............................       12,700              521
     Mills......................................       16,500              310
     Pan Pacific Retail Properties..............       16,700              336
     Simon Property Group.......................       25,800              572
     Weingarten Realty Investors................        7,400              299
                                                                   -----------
                                                                         2,668
                                                                   -----------

   STORAGE - 1.4%
     Shurgard Storage Centers...................        8,200              184
                                                                   -----------

TOTAL COMMON STOCKS
   (Cost $12,111)...............................                        12,477
                                                                   -----------

REPURCHASE AGREEMENT - 3.5%
     Morgan Stanley
      6.250%, dated 06/30/00, matures
      07/03/00, repurchase price
      $473,511 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $484,180).................................  $       473              473
                                                                   -----------

TOTAL REPURCHASE AGREEMENT
   (Cost $473)..................................                           473
                                                                   -----------

TOTAL INVESTMENTS - 95.4%
   (Cost $12,584) ..............................                        12,950
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 4.6%.........                           631
                                                                   -----------

TOTAL NET ASSETS - 100.0%  .....................                   $    13,581
                                                                   ===========



-------------------------------------------------------------------------------
*        Non-income producing security



    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

ASIAN TIGERS FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CHEMICALS                                2.5%
BASIC MATERIALS                          2.9%
TRANSPORTATION                           3.4%
NET OTHER ASSETS AND LIABILITIES         3.7%
CONSUMER STAPLES                         4.2%
UTILITIES                                6.3%
REAL ESTATE                              6.4%
DIVERSIFIED                              8.7%
HEALTH CARE                              1.2%
CONSUMER CYCLICALS                       0.9%
ENERGY                                   0.6%
TECHNOLOGY                              17.7%
CAPITAL GOODS                           14.5%
COMMUNICATION SERVICES                  14.0%
FINANCE                                 13.0%
% OF TOTAL NET ASSETS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 96.1%
   CHINA - 31.0%
     Amoy Properties............................      270,000      $       182
     Beijing Datang Power Generation
      Class H...................................      196,000               44
     Cable & Wireless HKT.......................      437,800              963
     Cathay Pacific Airways.....................      110,000              204
     Cheung Kong Holdings.......................       70,000              774
     China Mobile (Hong Kong)*..................      158,000            1,393
     China Resources Enterprise.................       45,000               54
     China Unicom*..............................       58,000              123
     Citic Pacific..............................       73,000              382
     CLP Holdings...............................      103,000              480
     Cosco Pacific..............................      158,000              125
     Hang Seng Bank.............................       72,000              683
     Henderson Land Development.................       52,000              229
     Hong Kong & China Gas......................      202,647              227
     HSBC Holdings..............................       55,600              635
     Hutchison Whampoa..........................      149,600            1,881
     i-CABLE Communications*....................      100,000               39
     Johnson Electric Holdings..................       86,600              819
     Legend Holdings............................      172,000              167
     New World Development......................       74,000               83
     Pacific Century CyberWorks*................      120,000              237
     PetroChina*................................      650,000              135
     Shanghai Industrial Holdings...............       58,000              105
     Shanghai Petrochemical, Class H............      348,000               47
     Sun Hung Kai Properties....................      115,000              826
     Swire Pacific, Class A.....................       75,000              439
     The Wharf (Holdings).......................       60,000              107
     Varitronix International...................       84,000              146
                                                                   -----------
                                                                        11,529
                                                                   -----------

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   INDIA - 11.0%
     Hindalco Industries, SP GDR................        18,00      $       352
     ICICI, SP ADR..............................       10,500              197
     Infosys Technologies,  SP ADR..............        3,000              532
     ITC, SP GDR................................       20,700              398
     Larsen & Toubro, GDR.......................       25,000              278
     Mahanagar Telephone Nigam, GDR.............       23,000              234
     Mahindra & Mahindra, SP GDR................       20,800               97
     Ranbaxy Laboratories, GDR..................       26,200              426
     Reliance Industries, GDR...................       34,000              714
     Satyam Infoway,  ADR*......................       14,000              311
     State Bank of India, GDR...................       15,500              153
     Videsh Sanchar Nigam, GDR..................       24,000              375
                                                                   -----------
                                                                         4,067
                                                                   -----------

   INDONESIA - 1.2%
     PT Astra International*....................      100,000               31
     PT Gudang Garam............................       47,500               77
     PT Hanjaya Mandala Sampoerna...............       22,000               32
     PT Indah Kiat Pulp & Paper*................      224,805               46
     PT Indah Kiat Pulp & Paper WTS*
      (Expires 07/11/02)........................       29,288                3
     PT Indofood Sukses Makmur*.................       82,000               45
     PT Semen Gresik (Persero)..................       16,100               15
     PT Telekomunikasi Indonesia
      Series B..................................      565,320              199
                                                                   -----------
                                                                           448
                                                                   -----------

   MALAYSIA - 6.6%
     AMMB Holdings..............................       60,000              201
     Berjaya Sports Toto........................       90,000              147
     British American Tobacco...................       26,600              217
     Commerce Asset-Holding.....................       90,000              261
     Malakoff...................................       30,000               75
     Malayan Banking............................       60,000              243
     Resorts World..............................       65,000              178
     Telekom Malaysia...........................       80,000              276
     Tenaga Nasional............................      160,000              522
     Unisem (M).................................       25,000              178
     United Engineers (Malaysia)................       80,000              163
                                                                   -----------
                                                                         2,461
                                                                   -----------

   PHILIPPINES - 0.8%
     ABS-CBN Broadcasting, PDR..................       25,000               31
     Ayala Land.................................      144,000               18
     Belle WTS* (Expires 10/06/00) (A)..........      100,000               --
     Manila Electric, Class B...................       25,104               37
     Metropolitan Bank & Trust..................        7,100               33
     Metropolitan Bank & Trust RTS..............          710                1
     Petron*....................................      225,000                7
     Philippine Long Distance Telephone
      SP ADR....................................        4,000               71
     San Miguel, Class B........................       20,595               26
     SM Prime Holdings..........................      512,000               62
                                                                   -----------
                                                                           286
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.
28

                                                      JUNE 30, 2000 (Unaudited)
SCHEDULE OF INVESTMENTS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   SINGAPORE - 10.3%
     Chartered Semiconductor
      Manufacturing*............................       43,000      $       376
     City Developments..........................       45,800              178
     Creative Technology........................        3,000               72
     DBS Group Holdings.........................       64,313              827
     DBS Land...................................       88,250              114
     Keppel Telecommunications &
      Transportation...........................        50,000               65
     NatSteel Electronics.......................       12,000               37
     Neptune Orient Lines*......................      105,000               97
     Oversea-Chinese Banking....................       57,468              396
     Singapore Airlines.........................       57,700              571
     Singapore Press Holdings...................       22,582              353
     Singapore Technologies Engineering.........      104,000              153
     Singapore Telecommunications...............      192,000              281
     ST Assembly Test Services*.................       18,000               46
     United Overseas Bank.......................       39,012              255
                                                                   -----------
                                                                         3,821
                                                                   -----------

   SOUTH KOREA - 16.3%
     H&CB.......................................        9,710              227
     Hyundai Electronics Industries.............        8,000              158
     Hyundai Motor..............................       11,000              141
     Kookmin Bank...............................       22,089              281
     Korea Electric Power.......................       24,430              758
     Korea Telecom..............................        2,410              212
     L.G. Chemical..............................        9,120              182
     LG Electronics.............................        6,070              170
     Mirae, SP ADR..............................        6,000               47
     Pohang Iron & Steel........................        3,120              265
     Samsung Electro-Mechanics..................        4,320              271
     Samsung Electronics........................        6,756            2,236
     Shinhan Bank...............................       16,970              160
     SK Telecom.................................        2,910              953
     SK Telecom, ADR............................           78                3
                                                                   -----------
                                                                         6,064
                                                                   -----------

   TAIWAN - 16.6%
     Accton Technology, GDR*....................       84,485              372
     Acer, GDR*.................................       70,500              661
     Advanced Semiconductor
      Engineering, GDR*.........................       16,000              272
     ASE Test*..................................       40,500            1,192
     China Steel, SP GDR*.......................       31,400              424
     Compeq Manufacturing*......................       48,000              295
     Evergreen Marine, SP GDR*..................       38,934              383
     Hon Hai Precision Industry, GDR*...........       20,000              500
     Standard Foods Taiwan, GDR*................       27,985               80
     Taiwan Semiconductor
      Manufacturing, SP ADR*....................       36,085            1,398
     United Microelectronics*...................      212,000              590
                                                                   -----------
                                                                         6,167
                                                                   -----------

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   THAILAND (F) - 2.3%
     Advanced Info Service*.....................       11,100      $       138
     Bangkok Bank*..............................       90,000              110
     BEC World..................................       20,000              119
     Delta Electronics (Thailand)...............        7,790               55
     PTT Exploration & Production...............       17,500               85
     Siam Cement*...............................        7,000              132
     TelecomAsia*...............................      100,000              111
     Thai Farmers Bank*.........................      105,000               88
                                                                   -----------
                                                                           838
                                                                   -----------

TOTAL FOREIGN COMMON STOCKS
   (Cost $33,832)...............................                        35,681
                                                                   -----------

FOREIGN PREFERRED STOCK (F) - 0.2%
   Thailand - 0.2%
     Siam Commercial Bank*......................      165,000               84
                                                                   -----------

TOTAL FOREIGN PREFERRED STOCK
   (Cost $174)..................................                            84
                                                                   -----------

TOTAL INVESTMENTS - 96.3%
   (Cost $34,006) ..............................                        35,765
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - 3.7%.........                         1,376
                                                                   -----------

TOTAL NET ASSETS - 100.0%  ......................                  $    37,141
                                                                   ===========



------------------------------------------------------------------------------
*        Non-income producing security
(A)      Less than $500 at market value
(F)      Foreign Registry Shares

ADR      American Depositary Receipt
GDR      Global Depositary Receipt
PDR      Philippine Depositary Receipt
RTS      Rights
SP ADR   Sponsored American Depositary Receipt
SP GDR   Sponsored Global Depositary Receipt
WTS      Warrants

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

LATIN AMERICA EQUITY FUND(US)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CAPITAL GOODS                            2.7%
ENERGY                                   6.0%
DIVERSIFIED                              7.0%
FINANCE                                  7.3%
BASIC MATERIALS                          7.3%
CONSUMER CYCLICALS                       7.3%
REAL ESTATE                              1.4%
HEALTH CARE                              1.0%
UTILITIES                               30.0%
COMMUNICATION SERVICES                  18.3%
CONSUMER STAPLES                        15.0%
NET OTHER ASSETS AND LIABILITIES -      (3.3)%
% OF TOTAL NET ASSETS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 56.8%
   ARGENTINA - 4.4%
     Banco de Galicia y Buenos Aires
      SP ADR....................................       28,332      $       420
     Banco Hipotecario*.........................       22,000              200
     IRSA Inversiones y
      Representaciones
      Class B...................................       97,532              223
     Telecom Argentina Stet - France
      Telecom, SP ADR...........................       17,850              491
                                                                   -----------
                                                                         1,334
                                                                   -----------

   BRAZIL - 7.6%
     Bompreco Supermercados do
      Nordeste, SP GDR*.........................       31,500              271
     CIA Paranaense de Energia-Copel............   60,000,000              379
     CIA Siderurgica Nacional...................   10,000,000              314
     Light Participacoes*.......................   43,000,000               96
     Petroleo Brasileiro........................       15,000              441
     Tele Celular Sul Participacoes.............   41,100,000              417
     Tele Norte Leste Participacoes.............   19,324,542              375
                                                                   -----------
                                                                         2,293
                                                                   -----------

   CHILE - 2.9%
     Cristalerias de Chile, SP ADR..............       12,100              200
     Laboratorio Chile, SP ADR..................       15,300              294
     Vina Concha Y Toro, SP ADR.................       10,500              383
                                                                   -----------
                                                                           877
                                                                   -----------

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   MEXICO - 39.8%
     Alfa, Class A..............................       193,60      $       442
     Carso Global Telecom, Class A1*............      459,700            1,312
     Cemex, SP ADR*.............................       26,332              616
     Cemex, SP ADR, WTS*
      (expires 12/13/02)........................        1,766                5
     Consorcio Ara*.............................      174,000              205
     Corporacion Interamericana
      de Entretenimiento, Class B*..............       95,400              373
     Fomento Economico Mexicano
      SP ADR....................................       22,000              947
     Grupo Continental..........................      140,000              142
     Grupo Elektra..............................       52,000               52
     Grupo Elektra, SP GDR......................       24,800              254
     Grupo Financiero Banamex
      Acciva, Class O*..........................      279,377            1,175
     Grupo Sanborns, Series B1*.................      260,500              423
     Grupo Televisa, SP GDR*....................       17,600            1,213
     Organizacion Soriana, Class B*............. ,     82,000              327
     Sigma Alimentos, Series B..................      133,447              271
     Telefonos de Mexico, Class L
      ADR.......................................       46,130            2,635
     TV Azteca, SP ADR..........................       65,300              861
     Wal-Mart de Mexico, Series V*..............      329,000              772
                                                                   -----------
                                                                        12,025
                                                                   -----------

   PERU - 0.9%
     Compania de Minas Buenaventura
      SP ADR...................................        15,500              268
     Compania Minera Milpo (A)..................           20               --
                                                                   -----------
                                                                           268
                                                                   -----------

   UNITED KINGDOM - 1.2%
     Antofagasta................................       65,500              350
                                                                   -----------

TOTAL FOREIGN COMMON STOCKS
   (Cost $16,012)...............................                        17,147
                                                                   -----------

FOREIGN PREFERRED STOCKS - 45.1%
   ARGENTINA - 0.4%
     Nortel Inversora, ADR......................        7,200              137
                                                                   -----------

   BRAZIL - 44.7%
     Celular CRT Participacoes*.................    1,100,000              482
     CIA Brasileira de Distribuicao Grupo
      Pao de Acucar, SP GDR.....................       21,661              696
     CIA Cervejaria Brahma, SP ADR..............       20,600              350
     CIA Paranaense de Energia-Copel
      SP ADR....................................       27,500              256
     CIA Paulista de Forca e Luz
      Class A  (A)..............................        4,843               --
     CIA Paulista de Forca e Luz
      Class C  (A)..............................        3,484               --
     CIA Riograndense
      de Telecomunicacoes*......................      913,000              309


    The accompanying notes are an integral part of the financial statements.
30

                                                       JUNE 30, 2000 (Unaudited)
SCHEDULE OF INVESTMENTS

                                                                      MARKET
DESCRIPTION                                           SHARES        VALUE (000)
--------------------------------------------------------------------------------
   BRAZIL (continued)
     CIA Vale do Rio Doce, Class A..............       21,850      $       617
     CIA Vale do Rio Doce, Class B* (A).........       25,000               --
     Embratel Participacoes, ADR................       56,600            1,337
     Empresa Paulista de Transmissao
      de Energia Electica.......................   28,000,000              264
     Gerdau.....................................   25,404,000              310
     Itausa - Investimentos Itau................      742,055              720
     Petroleo Brasiliero........................       45,700            1,381
     Sadia Industria e Comercio.................      566,700              339
     Tele Celular Sul Participacoes.............   69,500,000              335
     Tele Celular Sul Participacoes, ADR........        8,400              380
     Tele Centro Oeste
      Celular Participacoes, ADR................       43,400              521
     Tele Centro Sul Participacoes..............    4,000,000               58
     Tele Centro Sul Participacoes, ADR.........        6,950              508
     Tele Leste Celular Participacoes...........  549,900,000              488
     Tele Norte Leste Participacoes.............   17,474,432              409
     Tele Norte Leste Participacoes, ADR........       43,910            1,037
     Telecomunicacoes Brasileiras* (A)..........    4,000,000               --
     Telecomunicacoes do Parana.................      975,000              341
     Telemig Celular Participacoes, ADR ........        8,100              579
     Telesp - Telecomunicacoes
      de Sao Paulo..............................   10,000,000              188
     Telesp Celular Participacoes...............   37,414,400              676
     Telesp Celular Participacoes, ADR..........        3,300              148
     Uniao de Bancos Brasileiros,
      SP GDR....................................       14,200              408
     Votorantim Celulose e Papel................   10,000,000              369
                                                                   -----------
                                                                        13,506
                                                                   -----------

TOTAL FOREIGN PREFERRED STOCKS
   (Cost $11,055)...............................                        13,643
                                                                   -----------

DOMESTIC COMMON STOCK - 1.4%

   UNITED STATES - 1.4%
     FirstCom*.................................        28,600              431
                                                                   -----------

TOTAL DOMESTIC COMMON STOCK
   (Cost $452)..................................                           431
                                                                   -----------

                                                                      MARKET
DESCRIPTION                                          CONTRACTS      VALUE (000)
--------------------------------------------------------------------------------
CALL OPTION PURCHASED - 0.0%

   ARGENTINA - 0.0%
     Banco Hipotecario Call Option*
      (Strike Price $7, expires 02/01/04) ......           55      $         3
                                                                   -----------

TOTAL CALL OPTION PURCHASED
   (Cost $3)....................................                             3
                                                                   -----------

TOTAL INVESTMENTS - 103.3%
   (Cost $27,522) ..............................                        31,224
                                                                   -----------

NET OTHER ASSETS AND LIABILITIES - (3.3)% ......                        (1,002)
                                                                   -----------

TOTAL NET ASSETS - 100.0%  .....................                   $    30,222
                                                                   ===========



-------------------------------------------------------------------------------
*       Non-income  producing security
(A)     Less than $500 at market value

ADR     American Depositary Receipt
SP ADR  Sponsored American Depositary Receipt
SP GDR  Sponsored Global Depositary Receipt
WTS     Warrants

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 2000 (Unaudited)
STATEMENT OF ASSETS AND LIABILITIES (000)

JUNE 30, 2000

                                                                      TREASURY        GOVERNMENT                        TAX-EXEMPT
                                                                    MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                       FUND(US)        FUND(US)         FUND(US)          FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investment securities at cost..................................  $   169,521      $   330,706      $   223,433       $  466,030
    Repurchase agreements..........................................      125,250          240,590           46,353           29,815
    Net unrealized appreciation (depreciation).....................           --               --               --               --
                                                                     -----------      -----------      -----------       ----------
    Total investments at market value..............................      294,771          571,296          269,786          495,845
    Cash...........................................................           --               --               --                4
    Foreign currency*..............................................           --               --               --               --
    Receivable for investments sold................................           --               --               --               --
    Receivable for portfolio shares sold...........................           --               --               --               --
    Dividends and interest receivable..............................        2,307            1,530            1,278            2,549
    Tax reclaim receivable.........................................           --               --               --               --
    Deferred organizational cost...................................           --               --               --               --
    Other assets...................................................           11                7               40                6
                                                                     -----------      -----------      -----------       ----------
    Total assets...................................................      297,089          572,833          271,104          498,404
                                                                     -----------      -----------      -----------       ----------
LIABILITIES:
    Distribution payable...........................................        1,230            2,071               --            1,585
    Payable due to custodian.......................................           --               --               --               --
    Payable for investment securities purchased....................           --               --               --               --
    Payable for portfolio shares redeemed..........................           --               --               --               --
    Payable for depreciation on forward foreign currency contracts.           --               --               --               --
    Advisory fee payable...........................................           44              100               99               90
    Administration fee payable.....................................           19               38               38               35
    Trustees' fee payable..........................................            1                2                2                2
    Distribution fee (Note 3)......................................            2               19               48               13
    Shareholder servicing fee (Note 3).............................           --                5               21               --
    Accrued expenses and other payables............................           81               40               21               34
                                                                     -----------      -----------      -----------       ----------
    Total liabilities..............................................        1,377            2,275              229            1,759
                                                                     -----------      -----------      -----------       ----------
NET ASSETS.........................................................  $   295,712      $   570,558      $   270,875       $  496,645
                                                                     ===========      ===========      ===========       ==========

NET ASSETS CONSIST OF:
    Paid in capital................................................  $   295,705      $   570,530      $   270,871       $  496,646
    Undistributed (distribution in excess of)
        net investment income......................................            9               32                4               --
    Accumulated net realized gain (loss) on investments
        and foreign currency transactions..........................           (2)              (4)              --               (1)
    Net unrealized appreciation (depreciation) on investments
        and foreign currency related transactions..................           --               --               --               --
                                                                     -----------      -----------      -----------       ----------
TOTAL NET ASSETS...................................................  $   295,712      $   570,558      $   270,875       $  496,645
                                                                     ===========      ===========      ===========       ==========
SHARES OF BENEFICIAL INTEREST
        Common Share Class:
        Net Assets.................................................  $   283,512      $   479,288      $    42,767       $  439,181
                                                                     ===========      ===========      ===========       ==========
        Shares of beneficial interest outstanding..................      283,507          479,259           42,766          439,181
                                                                     ===========      ===========      ===========       ==========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE.........  $      1.00      $      1.00      $      1.00       $     1.00
                                                                     ===========      ===========      ===========       ==========
        Investor Share Class:
        Net Assets.................................................  $    12,200      $    91,270      $   228,108       $   57,464
                                                                     ===========      ===========      ===========       ==========
        Shares of beneficial interest outstanding..................       12,198           91,272          228,106           57,465
                                                                     ===========      ===========      ===========       ==========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE.........  $      1.00      $      1.00      $      1.00       $     1.00
                                                                     ===========      ===========      ===========       ==========

                                                                                    TAX-EXEMPT   INTERNATIONAL
                                                                    FIXED INCOME   FIXED INCOME  FIXED INCOME     BALANCED
                                                                      FUND(US)       FUND(US)      FUND(US)       FUND(US)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investment securities at cost..................................  $   195,118   $    26,478   $    11,892    $    77,202
    Repurchase agreements..........................................        2,382            --            --          2,527
    Net unrealized appreciation (depreciation).....................       (2,591)          617          (789)         4,854
                                                                     -----------   -----------   -----------    -----------
    Total investments at market value..............................      194,909        27,095        11,103         84,583
    Cash...........................................................            6            --            --              1
    Foreign currency*..............................................           --            --             1             --
    Receivable for investments sold................................        1,523            --            --            784
    Receivable for portfolio shares sold...........................           10            --           358              3
    Dividends and interest receivable..............................        2,206           393           235            443
    Tax reclaim receivable.........................................           --            --            --             --
    Deferred organizational cost...................................           --            --            --             --
    Other assets...................................................            8            --            --              3
                                                                     -----------   -----------   -----------    -----------
    Total assets...................................................      198,662        27,488        11,697         85,817
                                                                     -----------   -----------   -----------    -----------
LIABILITIES:
    Distribution payable...........................................          742            93            --            288
    Payable due to custodian.......................................           --             1           166             --
    Payable for investment securities purchased....................       15,210            --            --          2,786
    Payable for portfolio shares redeemed..........................           16            --             2              1
    Payable for depreciation on forward foreign currency contracts.           --            --            10             --
    Advisory fee payable...........................................           75            11             8             48
    Administration fee payable.....................................           26             7             5             14
    Trustees' fee payable..........................................            1            --            --             --
    Distribution fee (Note 3)......................................           --            --            --              1
    Shareholder servicing fee (Note 3).............................           --            --            --              1
    Accrued expenses and other payables............................           15            12             6             13
                                                                     -----------   -----------   -----------    -----------
    Total liabilities..............................................       16,085           124           197          3,152
                                                                     -----------   -----------   -----------    -----------
NET ASSETS.........................................................  $   182,577   $    27,364   $    11,500    $    82,665
                                                                     ===========   ===========   ===========    ===========

NET ASSETS CONSIST OF:
    Paid in capital................................................  $   193,621   $    28,359   $    12,765    $    73,117
    Undistributed (distribution in excess of)
        net investment income......................................          (32)            1           139             (5)
    Accumulated net realized gain (loss) on investments
        and foreign currency transactions..........................       (8,421)       (1,613)         (618)         4,699
    Net unrealized appreciation (depreciation) on investments
        and foreign currency related transactions..................       (2,591)          617          (786)         4,854
                                                                     -----------   -----------   -----------    -----------
TOTAL NET ASSETS...................................................  $   182,577   $    27,364   $    11,500    $    82,665
                                                                     ===========   ===========   ===========    ===========
SHARES OF BENEFICIAL INTEREST
        Common Share Class:
        Net Assets.................................................  $   182,336   $    27,090   $    11,468    $    79,939
                                                                     ===========   ===========   ===========    ===========
        Shares of beneficial interest outstanding..................       19,042         2,702         1,232          7,027
                                                                     ===========   ===========   ===========    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE.........  $      9.58   $     10.03   $      9.31    $     11.38
                                                                     ===========   ===========   ===========    ===========
        Investor Share Class:
        Net Assets.................................................  $       241   $       274   $        32    $     2,726
                                                                     ===========   ===========   ===========    ===========
        Shares of beneficial interest outstanding.................            25            27             3            239
                                                                     ===========   ===========   ===========    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE........   $      9.63   $     10.01   $      9.28    $     11.41
                                                                     ===========   ===========   ===========    ===========

                                                                                            INTERNATIONAL
                                                                       VALUE       GROWTH      EQUITY       SMALL CAP   REAL ESTATE
                                                                     FUND(US)     FUND(US)    FUND(US)      FUND(US)     FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investment securities at cost.................................. $  132,632   $ 150,887   $   160,321    $  58,235   $  12,111
    Repurchase agreements..........................................         --       8,476            --           --         473
    Net unrealized appreciation (depreciation).....................     (1,063)     66,337        57,477        8,219         366
                                                                    ----------   ---------   -----------    ---------   ---------
    Total investments at market value..............................    131,569     225,700       217,798       66,454      12,950
    Cash...........................................................        421          --            --           --          --
    Foreign currency*..............................................         --          --            20           --          --
    Receivable for investments sold................................      3,863          --            --        3,258          --
    Receivable for portfolio shares sold...........................         25          27         1,474          405         606
    Dividends and interest receivable..............................        185          30           120           53          82
    Tax reclaim receivable.........................................         --          --           182           --          --
    Deferred organizational cost...................................         --          --            --           --          12
    Other assets...................................................          4          64             3            1           8
                                                                    ----------   ---------   -----------    ---------   ---------
    Total assets...................................................    136,067     225,821       219,597       70,171      13,658
                                                                    ----------   ---------   -----------    ---------   ---------
LIABILITIES:
    Distribution payable...........................................      5,122       1,125         2,172        3,922          55
    Payable due to custodian.......................................         --          --           867        2,568          --
    Payable for investment securities purchased....................      1,215          --            --          450          --
    Payable for portfolio shares redeemed..........................          8           3            21          100          --
    Payable for depreciation on forward foreign currency contracts.         --          --            --           --          --
    Advisory fee payable...........................................         93         145           185           48           8
    Administration fee payable.....................................         21          30            32           13           3
    Trustees' fee payable..........................................         --           1             1           --          --
    Distribution fee (Note 3)......................................          1           1             1           --          --
    Shareholder servicing fee (Note 3).............................          1           1             1           --          --
    Accrued expenses and other payables............................         14          20            42           20          11
                                                                    ----------   ---------   -----------    ---------   ---------
    Total liabilities..............................................      6,475       1,326         3,322        7,121          77
                                                                    ----------   ---------   -----------    ---------   ---------
NET ASSETS......................................................... $  129,592   $ 224,495   $   216,275    $  63,050   $  13,581
                                                                    ==========   =========   ===========    =========   =========
NET ASSETS CONSIST OF:
    Paid in capital................................................ $  128,119   $ 149,016   $   147,129    $  53,813   $  13,783
    Undistributed (distribution in excess of)
        net investment income......................................         (1)       (340)         (990)          39           5
    Accumulated net realized gain (loss) on investments
        and foreign currency transactions..........................      2,537       9,482        12,658          979        (573)
    Net unrealized appreciation (depreciation) on investments
        and foreign currency related transactions..................     (1,063)     66,337        57,478        8,219         366
                                                                    ----------   ---------   -----------    ---------   ---------
TOTAL NET ASSETS................................................... $  129,592   $ 224,495   $   216,275    $  63,050   $  13,581
                                                                    ==========   =========   ===========    =========   =========
SHARES OF BENEFICIAL INTEREST
        Common Share Class:
        Net Assets................................................. $  127,170   $ 220,880   $   212,067    $  61,999   $  13,581
                                                                    ==========   =========   ===========    =========   =========
        Shares of beneficial interest outstanding..................     11,492      11,933         9,516        4,392       1,567
                                                                    ==========   =========   ===========    =========   =========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE......... $    11.07   $   18.51   $     22.29    $   14.12   $    8.67
                                                                    ==========   =========   ===========    =========   =========
        Investor Share Class:
        Net Assets................................................. $    2,422   $   3,615   $     4,208    $   1,051   $      --(A)
                                                                    ==========   =========   ===========    =========   =========
        Shares of beneficial interest outstanding.................         219         197           191           76          --(B)
                                                                    ==========   =========   ===========    =========   =========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE........  $    11.05   $   18.31   $     22.05    $   13.84   $   11.29
                                                                    ==========   =========   ===========    =========   =========

------------------------------------------------------------------
* The cost of foreign currency for the International Fixed Income Fund(US) and the International Equity Fund(US) were $1 and $19, respectively.
(A)     Net Assets are less than $500.
(B)     Shares of beneficial interest outstanding are less than 500.

    The accompanying notes are an integral part of the financial statements.
                                     32-33

Statement of Assets and Liabilities (000)

June 30, 2000

                                                                                     LATIN AMERICA
                                                                   ASIAN TIGERS         EQUITY
                                                                      FUND(US)         FUND(US)
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investment securities at cost.................................. $    34,006       $    27,522
    Net unrealized appreciation....................................       1,759             3,702
                                                                    -----------       -----------
    Total investments at market value..............................      35,765            31,224
    Foreign currency (Cost $123)...................................         123                --
    Receivable for investments sold................................       1,132               161
    Receivable for portfolio shares sold...........................       1,400               301
    Dividends and interest receivable..............................          42                75
    Deferred organizational cost...................................          --                 2
    Other assets...................................................          80                 4
                                                                    -----------       -----------
    Total assets...................................................      38,542            31,767
                                                                    -----------       -----------
LIABILITIES:
    Payable due to custodian.......................................         916               978
    Payable for investment securities purchased....................           2               516
    Payable for portfolio shares redeemed..........................         417                 5
    Advisory fee payable...........................................          32                24
    Administration fee payable.....................................           9                 7
    Accrued expenses and other payables............................          25                15
                                                                    -----------       -----------
    Total liabilities..............................................       1,401             1,545
                                                                    -----------       -----------
NET ASSETS......................................................... $    37,141       $    30,222
                                                                    ===========       ===========
NET ASSETS CONSIST OF:
    Paid in capital................................................ $    38,762       $    27,639
    Distribution in excess of net investment income................         (48)               (2)
    Accumulated net realized loss on investments
        and foreign currency transactions..........................      (3,332)           (1,098)
    Net unrealized appreciation on investments
        and foreign currency related transactions..................       1,759             3,683
                                                                    -----------       -----------
TOTAL NET ASSETS................................................... $    37,141       $    30,222
                                                                    ===========       ===========
SHARES OF BENEFICIAL INTEREST
        Common Share Class:
        Net Assets................................................. $    36,612       $    30,222
                                                                    ===========       ===========
        Shares of beneficial interest outstanding..................       3,963             2,241
                                                                    ===========       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE......... $      9.24       $     13.49
                                                                    ===========       ===========
        Investor Share Class:
        Net Assets................................................. $       529       $        --
                                                                    ===========       ===========
        Shares of beneficial interest outstanding..................          58                --
                                                                    ===========       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE......... $      9.11       $        --
                                                                    ===========       ===========



    The accompanying notes are an integral part of the financial statements.
34

                                                       JUNE 30, 2000 (Unaudited)
STATEMENT OF OPERATIONS (000)

For the Six Months Ended June 30, 2000

                                                                     TREASURY       GOVERNMENT                        TAX-EXEMPT
                                                                    MONEY MARKET   MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                     FUND(US)        FUND(US)          FUND(US)         FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest........................................................ $     8,051     $    17,517      $    37,743       $     9,829
                                                                    -----------     -----------      -----------       -----------
   Total investment income.........................................       8,051          17,517           37,743             9,829
                                                                    -----------     -----------      -----------       -----------
EXPENSES:
   Investment advisory fees (Note 5)...............................         491             591            2,192               865
   Administration and fund accounting fees (Note 3)................         229             462              958               390
   Custody fees....................................................           6               9               30                14
   Transfer agency fees............................................          17              24               41                22
   Professional fees...............................................          13              21               35                18
   Registration & filing fees......................................          48              14               25                13
   Printing fees...................................................          10              25               39                23
   Trustees' fees..................................................           3               7               14                 6
   Distribution fees (Note 3)(1)...................................          13             111              308                85
   Shareholder servicing fees (Note 3)(2)..........................          13             111              308                85
   Miscellaneous...................................................          14              50              134                 7
                                                                    -----------     -----------      -----------       -----------
   Total expenses before waivers...................................         857           1,425            4,084             1,528
     Less: Investment advisory fees waived (Note 5)................        (210)            --              (939)             (370)
     Less: Administration fees waived (Note 3).....................        (112)           (236)            (501)             (198)
     Less: Shareholder servicing fees waived (Note 3)..............         (14)            (80)            (171)              (85)
                                                                    -----------     -----------      -----------       -----------
   Net expenses....................................................         521           1,109            2,473               875
                                                                    -----------     -----------      -----------       -----------
NET INVESTMENT INCOME..............................................       7,530          16,408           35,270             8,954
                                                                    -----------     -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain from securities transactions..................          --              --               --                --
                                                                    -----------     -----------      -----------       -----------
   Net gain on investments.........................................          --              --               --                --
                                                                    -----------     -----------      -----------       -----------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS...................................... $     7,530     $    16,408      $    35,270       $     8,954
                                                                    ===========     ===========      ===========       ===========

------------------------------------------------------------------------
(1)  All distribution fees are incurred at the Investor Share Class level.
(2)  All shareholder servicing fees are incurred at the Investor Share
     Class level.

                                                       JUNE 30, 2000 (Unaudited)

STATEMENT OF OPERATIONS (000)

For the Six Months ended June 30, 2000

                                                                                      TAX-EXEMPT     INTERNATIONAL
                                                                   FIXED INCOME      FIXED INCOME     FIXED INCOME       BALANCED
                                                                      FUND(US)         FUND(US)         FUND(US)          FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends....................................................... $       --       $        17      $        --       $       336
   Interest........................................................      6,308               768              288             1,030
   Less: foreign taxes withheld....................................         --                --               (4)               --
                                                                    ----------       -----------      -----------       -----------
   Total investment income.........................................      6,308               785              284             1,366
                                                                    ----------       -----------      -----------       -----------
EXPENSES:
   Investment advisory fees (Note 5)...............................        548                86               53               296
   Administration and fund accounting fees (Note 3)................        159                42               32                87
   Custody fees....................................................          7                 1                2                 7
   Transfer agency fees ...........................................         16                11               10                12
   Professional fees ..............................................         11                 8                1                 9
   Registration & filing fees .....................................          7                 7                6                 8
   Printing fees ..................................................          7                 1               --                 3
   Trustees' fees .................................................          2                --               --                 1
   Distribution fees (Note 3) (1) .................................         --                --               --                 4
   Shareholder servicing fees (Note 3) (2) ........................         --                --               --                 4
   Amortization of deferred organization costs ....................         --                --               --                --
   Miscellaneous ..................................................         16                 1                1                 2
                                                                    ----------       -----------      -----------       -----------
   Total expenses before waivers ..................................        773               157              105               433
     Less: Investment advisory fees waived (Note 5) ...............        (91)              (14)              --                --
     Less: Administration fees waived (Note 3) ....................        (31)               (5)              (2)               --
                                                                    ----------       -----------      -----------       -----------
   Net expenses ...................................................        651               138              103               433
                                                                    ----------       -----------      -----------       -----------
NET INVESTMENT INCOME (LOSS) ......................................      5,657               647              181               933
                                                                    ----------       -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from securities transactions ..........     (2,822)               18             (367)            4,721
   Net realized loss from foreign currency transactions ...........
     and foreign currency contracts ...............................         --                --             (194)               --
   Net change in unrealized appreciation
     (depreciation) of investments ................................      2,929               524             (256)           (6,868)
   Net change in unrealized apppreciation on foreign currency and translation of other assets and liabilities
     in foreign currencies ........................................         --                --               89                --
                                                                    ----------       -----------      -----------       -----------
   Net gain (loss) on investments .................................        107               542             (728)           (2,147)
                                                                    ----------       -----------      -----------       -----------
   NET INCREASE (DECREASE) IN NETASSETS
     RESULTING FROM OPERATIONS .................................... $    5,764       $     1,189      $      (547)      $    (1,214)
                                                                    ==========       ===========      ===========       ===========

                                                                                                    INTERNATIONAL
                                                                     VALUE          GROWTH              EQUITY            SMALL CAP
                                                                    FUND(US)        FUND(US)           FUND(US)            FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends....................................................... $  1,456         $    509           $ 1,827            $    303
   Interest........................................................       --              209                --                 136
   Less: foreign taxes withheld....................................       (7)              --              (200)                 --
                                                                    --------         --------           -------            --------
   Total investment income.........................................    1,449              718             1,627                 439
                                                                    --------         --------           -------            --------
EXPENSES:
   Investment advisory fees (Note 5)...............................      584              816             1,094                 279
   Administration and fund accounting fees (Note 3)................      132              173               188                  75
   Custody fees....................................................       13                6                86                  13
   Transfer agency fees ...........................................       14               15                21                  12
   Professional fees ..............................................       10               12                12                   8
   Registration & filing fees .....................................        6                9                11                   5
   Printing fees ..................................................        6                9                 9                   3
   Trustees' fees .................................................        2                3                 3                   1
   Distribution fees (Note 3) (1) .................................        3                4                 5                   1
   Shareholder servicing fees (Note 3) (2) ........................        3                4                 5                   1
   Amortization of deferred organization costs ....................       --               --                --                  --
   Miscellaneous ..................................................        6                7                 4                   2
                                                                    --------         --------           -------            --------
   Total expenses before waivers ..................................      779            1,058             1,438                 400
     Less: Investment advisory fees waived (Note 5) ...............       --               --                --                  --
     Less: Administration fees waived (Note 3) ....................       --               --                --                  --
                                                                    --------         --------           -------            --------
   Net expenses ...................................................      779            1,058             1,438                 400
                                                                    --------         --------           -------            --------
NET INVESTMENT INCOME (LOSS) ......................................      670             (340)              189                  39
                                                                    --------         --------           -------            --------
REALIZE AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from securities transactions ..........    2,897            9,484            12,905               1,106
   Net realized loss from foreign currency transactions ...........
     and foreign currency contracts ...............................       --               --              (242)                --
   Net change in unrealized appreciation
     (depreciation) of investments ................................  (12,903)           6,378           (32,020)              4,176
   Net change in unrealized apppreciation on foreign currency and translation of other assets and liabilities
     in foreign currencies.........................................       --               --                 9                 --
                                                                    --------         --------           -------            --------
   Net gain (loss) on investments .................................  (10,006)          15,862           (19,348)              5,282
                                                                    --------         --------           -------            --------
   NET INCREASE (DECREASE) IN NETASSETS
     RESULTING FROM OPERATIONS .................................... $ (9,336)        $ 15,522          $(19,159)           $  5,321
                                                                    ========         ========          ========            ========

                                                                                                       LATIN AMERICA
                                                                    REAL ESTATE     ASIAN TIGERS           EQUITY
                                                                      FUND(US)        FUND(US)            FUND(US)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends....................................................... $    280           $    422           $   295
   Interest........................................................       23                 --                --
   Less: foreign taxes withheld....................................       --                (42)              (23)
                                                                    --------           --------           -------
   Total investment income.........................................      303                380               272
                                                                    --------           --------           -------
EXPENSES:
   Investment advisory fees (Note 5)...............................       47                220               152
   Administration and fund accounting fees (Note 3)................       23                 58                45
   Custody fees....................................................        1                 51                34
   Transfer agency fees ...........................................       10                 17                12
   Professional fees ..............................................        7                  8                 7
   Registration & filing fees .....................................        7                  5                 8
   Printing fees ..................................................       --                  2                 1
   Trustees' fees .................................................       --                  1                --
   Distribution fees (Note 3) (1) .................................       --                 --                --
   Shareholder servicing fees (Note 3) (2) ........................       --                 --                --
   Amortization of deferred organization costs ....................        3                 --                 1
   Miscellaneous ..................................................        1                  1                 1
                                                                    --------           --------           -------
   Total expenses before waivers ..................................       99                363               261
     Less: Investment advisory fees waived (Note 5) ...............      (14)               --                 --
     Less: Administration fees waived (Note 3) ....................      (15)               --                 --
                                                                    --------           --------           -------
   Net expenses ...................................................       70                363               261
                                                                    --------           --------           -------
NET INVESTMENT INCOME (LOSS) ......................................      233                 17                11
                                                                    --------           --------           -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from securities transactions ..........     (415)             6,197             3,833
   Net realized loss from foreign currency transactions ...........
     and foreign currency contracts ...............................       --               (101)             (121)
   Net change in unrealized appreciation
     (depreciation) of investments ................................    1,431            (11,740)           (4,645)
   Net change in unrealized apppreciation on foreign currency and translation of other assets and liabilities
     in foreign currencies ........................................       --                  2                 4
                                                                    --------           --------           -------
   Net gain (loss) on investments .................................    1,016             (5,642)             (929)
                                                                    --------           --------           -------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTInG FROM OPERATIONS .................................... $  1,249           $ (5,625)          $  (918)
                                                                    ========           ========           -------

------------------------------------------------------------------------
(1)  All distribution fees are incurred at the Investor Share Class level.
(2) All shareholder servicing fees are incurred at the Investor Share Class level.


    The accompanying notes are an integral part of the financial statements.
                                      36-37

                                                       JUNE 30, 2000 (Unaudited)
STATEMENT OF CHANGES IN NET ASSETS (000)

For the Six Months Ended June 30, 2000 (Unaudited) and for the Year Ended December 31, 1999

                                                                             TREASURY
                                                                           MONEY MARKET
                                                                             FUND(US)
------------------------------------------------------------------------------------------------
                                                                        2000           1999
------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income .........................................  $     7,530     $    14,057
   Net realized gain (loss) from security and foreign
     currency transactions .......................................           --               3
   Net change in unrealized appreciation (depreciation)
     on investments ..............................................           --              --
                                                                    -----------     -----------
   Net increase (decrease) in net assets resulting from operations        7,530          14,060
                                                                    -----------     -----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ..........................................       (7,256)        (13,516)
     Investor Share Class ........................................         (274)           (541)
   Net realized gains:
     Common Share Class ..........................................           --              --
     Investor Share Class ........................................           --              --
                                                                    -----------     -----------
       Total dividends distributed ...............................       (7,530)        (14,057)
                                                                    -----------     -----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .................................      339,724         747,343
     Shares issued in lieu of distributions ......................          206             443
     Cost of shares repurchased ..................................     (384,323)       (748,105)
                                                                    -----------     -----------
     Increase (decrease) in net assets derived from
     Common Share Class transactions .............................      (44,393)           (319)
                                                                    -----------     -----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .................................       46,721          71,827
     Shares issued in lieu of distributions ......................          273             542
     Cost of shares repurchased ..................................      (46,491)        (78,298)
                                                                    -----------     -----------
     Increase (decrease) in net assets derived from
     Investor Share Class transactions ...........................          503          (5,929)
                                                                    -----------     -----------
     Increase (decrease) in net assets derived from
     capital share transactions ..................................      (43,890)         (6,248)
                                                                    -----------     -----------
   Net increase(decrease) in net assets ..........................      (43,890)         (6,245)
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...........................................      339,602         345,847
                                                                    -----------     -----------
   End of period .................................................  $   295,712     $   339,602
                                                                    ===========     ===========
   (A)  Undistributed (distribution in excess of)
        net investment income ....................................  $         9     $         9
                                                                    ===========     ===========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...............................................      339,724         747,343
     Shares issued in lieu of distributions ......................          206             443
     Shares repurchased ..........................................     (384,323)       (748,105)
                                                                    -----------     -----------
       Total Common Share Class transactions .....................      (44,393)           (319)
                                                                    -----------     -----------
   INVESTOR SHARE CLASS:
     Shares issued ...............................................       46,721          71,827
     Shares issued in lieu of distributions ......................          274             542
     Shares repurchased ..........................................      (46,491)        (78,298)
                                                                    -----------     -----------
       Total Investor Share Class transactions ...................          504          (5,929)
                                                                    -----------     -----------
       Net increase (decrease) in capital shares .................      (43,889)         (6,248)
                                                                    ===========     ===========

                                                                           GOVERNMENT
                                                                          MONEY MARKET                     MONEY MARKET
                                                                            FUND(US)                         FUND(US)
-----------------------------------------------------------------------------------------------------------------------------
                                                                       2000           1999               2000        1999
-----------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income .........................................  $  16,408    $   24,285         $    35,270  $    62,522
   Net realized gain (loss) from security and foreign
     currency transactions .......................................         --            --                  --           --
   Net change in unrealized appreciation (depreciation)
     on investments ..............................................         --            --                  --           --
                                                                    ---------    ----------         -----------  -----------
   Net increase (decrease) in net assets resulting from operations     16,408        24,285              35,270       62,522
                                                                    ---------    ----------         -----------  -----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ..........................................    (14,055)      (20,350)            (28,629)     (52,278)
     Investor Share Class ........................................     (2,353)       (3,935)             (6,641)     (10,244)
   Net realized gains:
     Common Share Class ..........................................         --            --                  --           --
     Investor Share Class ........................................         --            --                  --           --
                                                                    ---------    ----------         -----------  -----------
       Total dividends distributed ...............................    (16,408)      (24,285)            (35,270)     (62,522)
                                                                    ---------    ----------         -----------  -----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .................................    450,475       901,384           1,177,572    2,396,115
     Shares issued in lieu of distributions ......................      2,876         3,837               2,105        2,500
     Cost of shares repurchased ..................................   (438,582)     (837,500)         (2,275,034)  (2,201,785)
                                                                    ---------    ----------         -----------  -----------
     Increase (decrease) in net assets derived from
     Common Share Class transactions .............................     14,769        67,721          (1,095,357)     196,830
                                                                    ---------    ----------         -----------  -----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .................................    184,697       387,926             547,914      927,874
     Shares issued in lieu of distributions ......................      2,353         3,931               6,639       10,241
     Cost of shares repurchased ..................................   (191,812)     (385,321)           (574,099)    (910,038)
                                                                    ---------    ----------         -----------  -----------
     Increase (decrease) in net assets derived from
     Investor Share Class transactions ...........................     (4,762)        6,536             (19,546)      28,077
                                                                    ---------    ----------         -----------  -----------
     Increase (decrease) in net assets derived from
     capital share transactions ..................................     10,007        74,257          (1,114,903)     224,907
                                                                    ---------    ----------         -----------  -----------
   Net increase(decrease) in net assets ..........................     10,007        74,257          (1,114,903)     224,907
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...........................................    560,551       486,294           1,385,778    1,160,871
                                                                    ---------    ----------         -----------  -----------
   End of period .................................................  $ 570,558    $  560,551         $   270,875  $ 1,385,778
                                                                    =========    ==========         ===========  ===========
   (A)  Undistributed (distribution in excess of)
        net investment income ....................................  $      32    $       32         $         4  $         4
                                                                    =========    ==========         ===========  ===========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...............................................    450,475       901,384           1,177,572    2,396,115
     Shares issued in lieu of distributions ......................      2,876         3,837               2,105        2,500
     Shares repurchased ..........................................   (438,582)     (837,500)         (2,275,034)  (2,201,785)
                                                                    ---------    ----------         -----------  -----------
       Total Common Share Class transactions .....................     14,769        67,721          (1,095,357)     196,830
                                                                    ---------    ----------         -----------  -----------
   INVESTOR SHARE CLASS:
     Shares issued ...............................................    184,697       387,926             547,914      927,874
     Shares issued in lieu of distributions ......................      2,353         3,931               6,639       10,241
     Shares repurchased ..........................................   (191,812)     (385,321)           (574,099)    (910,038)
                                                                    ---------    ----------         -----------  -----------
       Total Investor Share Class transactions ...................     (4,762)        6,536             (19,546)      28,077
                                                                    ---------    ----------         -----------  -----------
       Net increase (decrease) in capital shares .................     10,007        74,257          (1,114,903)     224,907
                                                                    =========    ==========         ===========  ===========

                                                                             TAX-EXEMPT
                                                                            MONEY MARKET                     FIXED INCOME
                                                                              FUND(US)                         FUND(US)
--------------------------------------------------------------------------------------------------------------------------------
                                                                         2000          1999                2000         1999
--------------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income .........................................   $    8,954    $     8,991         $   5,657    $    9,452
   Net realized gain (loss) from security and foreign
     currency transactions .......................................           --             --            (2,822)       (5,565)
   Net change in unrealized appreciation (depreciation)
     on investments ..............................................           --             --             2,929        (7,586)
                                                                     ----------    -----------         ---------    ----------
   Net increase (decrease) in net assets resulting from operations        8,954          8,991             5,764        (3,699)
                                                                     ----------    -----------         ---------    ----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ..........................................       (7,809)        (7,257)           (5,690)       (9,432)
     Investor Share Class ........................................       (1,145)        (1,734)               (8)          (21)
   Net realized gains:
     Common Share Class ..........................................           --             --                --          (135)
     Investor Share Class ........................................           --             --                --            --
                                                                     ----------    -----------         ---------    ----------
       Total dividends distributed ...............................       (8,954)        (8,991)           (5,698)       (9,588)
                                                                     ----------    -----------         ---------    ----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .................................      656,017        535,359            14,590        59,511
     Shares issued in lieu of distributions ......................           93            186             1,164         2,161
     Cost of shares repurchased ..................................     (501,384)      (523,924)          (22,533)      (31,122)
                                                                     ----------    -----------         ---------    ----------
     Increase (decrease) in net assets derived from
     Common Share Class transactions .............................      154,726         11,621            (6,779)       30,550
                                                                     ----------    -----------         ---------    ----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .................................      131,330        271,145                --            37
     Shares issued in lieu of distributions ......................        1,146          1,737                 7            20
     Cost of shares repurchased ..................................     (141,142)      (274,232)             (167)          (59)
                                                                     ----------    -----------         ---------    ----------
     Increase (decrease) in net assets derived from
     Investor Share Class transactions ...........................       (8,666)        (1,350)             (160)           (2)
                                                                     ----------    -----------         ---------    ----------
     Increase (decrease) in net assets derived from
     capital share transactions ..................................      146,060         10,271            (6,939)       30,548
                                                                     ----------    -----------         ---------    ----------
   Net increase(decrease) in net assets ..........................      146,060         10,271            (6,873)       17,261
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...........................................      350,585        340,314           189,450       172,189
                                                                     ----------    -----------         ---------    ----------
   End of period .................................................   $  496,645    $   350,585         $ 182,577    $  189,450
                                                                     ==========    ===========         =========    ==========
   (A)  Undistributed (distribution in excess of)
        net investment income ....................................   $       --    $        --         $     (32)   $        9
                                                                     ==========    ===========         =========    ==========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...............................................      656,017        535,359             1,530         6,093
     Shares issued in lieu of distributions ......................           93            186               122           218
     Shares repurchased ..........................................     (501,385)      (523,924)           (2,362)       (3,138)
                                                                     ----------    -----------         ---------    ----------
       Total Common Share Class transactions .....................      154,725         11,621              (710)        3,173
                                                                     ----------    -----------         ---------    ----------
   INVESTOR SHARE CLASS:
     Shares issued ...............................................      131,330        271,145                --             4
     Shares issued in lieu of distributions ......................        1,146          1,737                 1             2
     Shares repurchased ..........................................     (141,142)      (274,231)              (18)           (6)
                                                                     ----------    -----------         ---------    ----------
       Total Investor Share Class transactions ...................       (8,666)        (1,349)              (17)           --
                                                                     ----------    -----------         ---------    ----------
       Net increase (decrease) in capital shares .................      146,059         10,272              (727)        3,173
                                                                     ==========    ===========         =========    ==========

    The accompanying notes are an integral part of the financial statements.
                                     38-39

                                                       JUNE 30, 2000 (Unaudited)
STATEMENT OF CHANGES IN NET ASSETS (000)

For the Six Months Ended June 30, 2000 (Unaudited) and for the Year Ended December 31, 1999

                                                                          TAX EXEMPT
                                                                         FIXED INCOME
                                                                           FUND(US)
-------------------------------------------------------------------------------------------------
                                                                       2000           1999
-------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ..................................$       647     $     1,441
   Net realized gain (loss) from security and foreign
     currency transactions .......................................         18            (255)
   Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions .................        524          (2,029)
                                                                  -----------     -----------
   Net increase (decrease) in net assets resulting from
   operations ....................................................      1,189            (843)
                                                                  -----------     -----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ..........................................       (641)         (1,424)
     Investor Share Class ........................................         (6)            (17)
   Net realized gains:
     Common Share Class ..........................................         --              --
     Investor Share Class ........................................         --              --
   In excess of net realized gains:
     Common Share Class ..........................................         --              --
     Investor Share Class ........................................         --              --
                                                                  -----------     -----------
       Total dividends distributed ...............................       (647)         (1,441)
                                                                  -----------     -----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .................................      1,956           3,738
     Shares issued in lieu of cash distributions .................          7               9
     Cost of shares repurchased ..................................     (5,104)         (6,958)
                                                                  -----------     -----------
     Increase (decrease) in net assets derived from Common Share
     Class transactions . ........................................     (3,141)         (3,211)
                                                                  -----------     -----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .................................         16             415
     Shares issued in lieu of cash distributions .................          6              17
     Cost of shares repurchased ..................................       (131)           (588)
                                                                  -----------     -----------
     Increase (decrease) in net assets derived from Investor
     Share Class transactions ....................................       (109)           (156)
                                                                  -----------     -----------
     Increase (decrease) in net assets derived from capital
     share transactions ...... ...................................     (3,250)         (3,367)
                                                                  -----------     -----------
   Net increase(decrease) in net assets ..........................     (2,708)         (5,651)
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...........................................     30,072          35,723
                                                                  -----------     -----------
   End of period .................................................$    27,364     $    30,072
                                                                  ===========     ===========

   (A) Undistributed (distribution in excess of) net
       investment income .............. ..........................$         1     $         1
                                                                  ===========     ===========

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...............................................        197             361
     Shares issued in lieu of cash distributions .................          1               1
     Shares repurchased ..........................................       (515)           (681)
                                                                  -----------     -----------
       Total Common Share Class transactions .....................       (317)           (319)
                                                                  -----------     -----------
   INVESTOR SHARE CLASS:
     Shares issued ...............................................          1              41
     Shares issued in lieu of cash distributions .................          1               2
     Shares repurchased ..........................................        (13)            (58)
                                                                  -----------     -----------
       Total Investor Share Class transactions ...................        (11)            (15)
                                                                  -----------     -----------
       Net increase (decrease) in capital shares .................       (328)           (334)
                                                                  ===========     ===========

                                                                           INTERNATIONAL
                                                                           FIXED INCOME                 BALANCED
                                                                             FUND(US)                   FUND(US)
--------------------------------------------------------------------------------------------------------------------------
                                                                        2000           1999        2000         1999
--------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ..................................   $     181    $      458 $         933   $    1,653
   Net realized gain (loss) from security and foreign
     currency transactions .......................................        (561)         (183)        4,721        7,090
   Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions .................        (167)       (1,846)       (6,868)        (279)
                                                                     ---------    ----------   -----------   ----------
   Net increase (decrease) in net assets resulting from
   operations ....................................................        (547)       (1,571)       (1,214)       8,464
                                                                     ---------    ----------   -----------   ----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ..........................................          --           (95)         (913)      (1,604)
     Investor Share Class ........................................          --            --           (25)         (50)
   Net realized gains:
     Common Share Class ..........................................          --           (42)       (2,044)      (5,663)
     Investor Share Class ........................................          --            --           (69)        (223)
   In excess of net realized gains:
     Common Share Class ..........................................          --          (100)           --           --
     Investor Share Class ........................................          --            --            --           --
                                                                     ---------    ----------   -----------   ----------
       Total dividends distributed ...............................          --          (237)       (3,051)      (7,540)
                                                                     ---------    ----------   -----------   ----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .................................         350           948         8,595       16,813
     Shares issued in lieu of cash distributions .................          --             3         2,549        6,126
     Cost of shares repurchased ..................................      (2,703)       (2,263)      (11,232)     (15,456)
                                                                     ---------    ----------   -----------   ----------
     Increase (decrease) in net assets derived from Common Share
     Class transactions . ........................................      (2,353)       (1,312)          (88)       7,483
                                                                     ---------    ----------   -----------   ----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .................................           2             4             6           14
     Shares issued in lieu of cash distributions .................          --            --            93          265
     Cost of shares repurchased ..................................          (2)          (19)         (450)        (767)
                                                                     ---------    ----------   -----------   ----------
     Increase (decrease) in net assets derived from Investor
     Share Class transactions ....................................          --           (15)         (351)        (488)
                                                                     ---------    ----------   -----------   ----------
     Increase (decrease) in net assets derived from capital
     share transactions ...... ...................................      (2,353)       (1,327)         (439)       6,995
                                                                     ---------    ----------   -----------   ----------
   Net increase(decrease) in net assets ..........................      (2,900)       (3,135)       (4,704)       7,919
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...........................................      14,400        17,535        87,369       79,450
                                                                     ---------    ----------   -----------   ----------
   End of period .................................................   $  11,500    $   14,400   $    82,665   $   87,369
                                                                     =========    ==========   ===========   ==========

   (A) Undistributed (distribution in excess of) net
       investment income .............. ..........................   $     139    $      (42)  $        (5)  $       --
                                                                     =========    ==========   ===========   ==========

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...............................................          38            96           733        1,397
     Shares issued in lieu of cash distributions .................          --            --           223          515
     Shares repurchased ..........................................        (293)         (225)         (967)      (1,280)
                                                                     ---------    ----------   -----------   ----------
       Total Common Share Class transactions .....................        (255)         (129)          (11)         632
                                                                     ---------    ----------   -----------   ----------
   INVESTOR SHARE CLASS:
     Shares issued ...............................................          --            --             1            1
     Shares issued in lieu of cash distributions .................          --            --             8           22
     Shares repurchased ..........................................          --            (2)          (38)         (63)
                                                                     ---------    ----------   -----------   ----------
       Total Investor Share Class transactions ...................          --            (2)          (29)         (40)
                                                                     ---------    ----------   -----------   ----------
       Net increase (decrease) in capital shares .................        (255)         (131)          (40)         592
                                                                     =========    ==========   ===========   ==========

                                                                                VALUE                      GROWTH
                                                                              FUND(US)                    FUND(US)
----------------------------------------------------------------------------------------------------------------------------
                                                                         2000          1999           2000         1999
----------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ..................................   $      670    $     1,817    $    (340)   $     (378)
   Net realized gain (loss) from security and foreign
     currency transactions .......................................        2,897         14,540        9,484        20,215
   Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions .................      (12,903)         1,887        6,378         3,624
                                                                     ----------    -----------    ---------     ---------
   Net increase (decrease) in net assets resulting from
   operations ....................................................       (9,336)        18,244       15,522        23,461
                                                                     ----------    -----------    ---------     ---------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ..........................................         (666)        (1,769)          --            --
     Investor Share Class ........................................           (6)           (18)          --            --
   Net realized gains:
     Common Share Class ..........................................       (9,205)        (9,954)      (3,203)      (19,047)
     Investor Share Class ........................................         (169)          (217)         (53)         (364)
   In excess of net realized gains:
     Common Share Class ..........................................           --             --           --            --
     Investor Share Class ........................................           --             --           --            --
                                                                     ----------    -----------    ---------     ---------
       Total dividends distributed ...............................      (10,046)       (11,958)      (3,256)      (19,411)
                                                                     ----------    -----------    ---------     ---------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .................................       13,977         25,561       32,634        55,118
     Shares issued in lieu of cash distributions .................        4,391          4,611        2,078        12,272
     Cost of shares repurchased ..................................      (25,752)       (53,972)     (21,704)      (60,184)
                                                                     ----------    -----------    ---------     ---------
     Increase (decrease) in net assets derived from Common Share
     Class transactions . ........................................       (7,384)       (23,800)      13,008         7,206
                                                                     ----------    -----------    ---------     ---------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .................................           44          2,516           21           449
     Shares issued in lieu of cash distributions .................          170            237           52           362
     Cost of shares repurchased ..................................         (905)          (759)        (424)         (629)
                                                                     ----------    -----------    ---------     ---------
     Increase (decrease) in net assets derived from Investor
     Share Class transactions ....................................         (691)         1,994         (351)          182
                                                                     ----------    -----------    ---------     ---------
     Increase (decrease) in net assets derived from capital
     share transactions ...... ...................................       (8,075)       (21,806)      12,657         7,388
                                                                     ----------    -----------    ---------     ---------
   Net increase(decrease) in net assets ..........................      (27,457)       (15,520)      24,923        11,438
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...........................................      157,049        172,569      199,572       188,134
                                                                     ----------    -----------    ---------     ---------
   End of period .................................................   $  129,592    $   157,049    $ 224,495    $  199,572
                                                                     ==========    ===========    =========     =========

   (A) Undistributed (distribution in excess of) net
       investment income .............. ..........................   $       (1)   $         1    $    (340)   $       --
                                                                     ==========    ===========    =========     =========

 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...............................................        1,145          1,969        1,850         3,189
     Shares issued in lieu of cash distributions .................          395            358          112           720
     Shares repurchased ..........................................       (2,091)        (4,150)      (1,254)       (3,482)
                                                                     ----------    -----------    ---------     ---------
       Total Common Share Class transactions .....................         (551)        (1,823)         708           427
                                                                     ----------    -----------    ---------     ---------
   INVESTOR SHARE CLASS:
     Shares issued ...............................................            4            184            1            26
     Shares issued in lieu of cash distributions .................           15             18            3            21
     Shares repurchased ..........................................          (75)           (59)         (25)          (36)
                                                                     ----------    -----------    ---------     ---------
       Total Investor Share Class transactions ...................          (56)           143          (21)           11
                                                                     ----------    -----------    ---------     ---------
       Net increase (decrease) in capital shares .................         (607)        (1,680)         687           438
                                                                     ==========    ===========    =========     =========

    The accompanying notes are an integral part of the financial statements.

                                     40-41

                                                       JUNE 30, 2000 (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS (000)

For the Six Months Ended June 30, 2000 (Unaudited) and for the Year Ended December 31, 1999

                                                                            INTERNATIONAL
                                                                                EQUITY
                                                                               FUND(US)
------------------------------------------------------------------------------------------------
                                                                         2000           1999
------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ..................................  $       189     $       232
   Net realized gain (loss) from security and foreign
     currency transactions .......................................       12,663          17,781
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions ...............      (32,011)         45,197
                                                                    -----------     -----------
   Net increase (decrease) in net assets resulting from
   operations ....................................................      (19,159)         63,210
                                                                    -----------     -----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ..........................................           --              --
     Investor Share Class ........................................           --              --
   Net realized gains:
     Common Share Class ..........................................       (3,433)        (13,324)
     Investor Share Class ........................................          (68)           (131)
   Paid in capital:
     Common Share Class ..........................................           --              --
     Investor Share Class ........................................           --              --
                                                                    -----------     -----------
       Total dividends distributed ...............................       (3,501)        (13,455)
                                                                    -----------     -----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .................................      221,492         209,564
     Shares issued in lieu of cash distributions .................        1,261           4,404
     Cost of shares repurchased ..................................     (193,349)       (201,227)
                                                                    -----------     -----------
     Increase (decrease) in net assets derived from Common
     Share Class transactions.....................................       29,404          12,741
                                                                    -----------     -----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .................................        2,467           1,044
     Shares issued in lieu of cash distributions .................           68             129
     Cost of shares repurchased ..................................         (286)           (264)
                                                                    -----------     -----------
     Increase (decrease) in net assets derived from Investor
     Share Class transactions.....................................        2,249             909
                                                                    -----------     -----------
     Increase (decrease) in net assets derived from capital
     share transactions ..........................................       31,653          13,650
                                                                    -----------     -----------
   Net increase(decrease) in net assets ..........................        8,993          63,405
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...........................................      207,282         143,877
                                                                    -----------     -----------
   End of period .................................................  $   216,275     $   207,282
                                                                    ===========     ===========
   (A) Undistributed (distribution in excess of) net investment
       income ....................................................  $      (990)    $    (1,179)
                                                                    ===========     ===========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...............................................        9,469          10,284
     Shares issued in lieu of cash distributions .................           56             192
     Shares repurchased ..........................................       (8,179)         (9,837)
                                                                    -----------     -----------
       Total Common Share Class transactions .....................        1,346             639
                                                                    -----------     -----------
   INVESTOR SHARE CLASS:
     Shares issued ...............................................          105              48
     Shares issued in lieu of cash distributions .................            3               6
     Shares repurchased ..........................................          (12)            (13)
                                                                    -----------     -----------
       Total Investor Share Class transactions ...................           96              41
                                                                    -----------     -----------
       Net increase (decrease) in capital shares .................        1,442             680
                                                                    ===========     ===========

                                                                            SMALL CAP                  REAL ESTATE
                                                                            FUND(US)                    FUND(US)
--------------------------------------------------------------------------------------------------------------------------
                                                                     2000           1999         2000         1999
--------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ................................. $      39    $     (253)   $       233   $      349
   Net realized gain (loss) from security and foreign
     currency transactions ......................................     1,106         7,197           (415)        (135)
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions ..............     4,176           264          1,431         (500)
                                                                  ---------    ----------    -----------   ----------
   Net increase (decrease) in net assets resulting from
   operations ...................................................     5,321         7,208          1,249         (286)
                                                                  ---------    ----------    -----------   ----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class .........................................        --            --           (228)        (283)
     Investor Share Class .......................................        --            --             --           (1)
   Net realized gains:
     Common Share Class .........................................    (5,044)           --             --           --
     Investor Share Class .......................................       (51)           --             --           --
   Paid in capital:
     Common Share Class .........................................        --            --             --          (61)
     Investor Share Class .......................................        --            --             --           --
                                                                  ---------    ----------    -----------   ----------
       Total dividends distributed ..............................    (5,095)           --           (228)        (345)
                                                                  ---------    ----------    -----------   ----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued ................................    27,720        23,772         10,292          968
     Shares issued in lieu of cash distributions ................     1,136            --            141          344
     Cost of shares repurchased .................................   (22,907)      (20,860)        (5,394)        (184)
                                                                  ---------    ----------    -----------   ----------
     Increase (decrease) in net assets derived from Common
     Share Class transactions....................................     5,949         2,912          5,039        1,128
                                                                  ---------    ----------    -----------   ----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued ................................     6,376        10,715             --           12
     Shares issued in lieu of cash distributions ................        38            --             --            1
     Cost of shares repurchased .................................    (6,012)      (11,135)           (31)          (1)
                                                                  ---------    ----------    -----------   ----------
     Increase (decrease) in net assets derived from Investor
     Share Class transactions....................................       402          (420)           (31)          12
                                                                  ---------    ----------    -----------   ----------
     Increase (decrease) in net assets derived from capital
     share transactions .........................................     6,351         2,492          5,008        1,140
                                                                  ---------    ----------    -----------   ----------
   Net increase(decrease) in net assets .........................     6,577         9,700          6,029          509
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ..........................................    56,473        46,773          7,552        7,043
                                                                  ---------    ----------    -----------   ----------
   End of period ................................................ $  63,050    $   56,473    $    13,581   $    7,552
                                                                  =========    ==========    ===========   ==========
   (A) Undistributed (distribution in excess of) net investment
       income ................................................... $      39    $       --    $         5   $       --
                                                                  =========    ==========    ===========   ==========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ..............................................     1,877         2,018          1,203          117
     Shares issued in lieu of cash distributions ................        80            --             18           43
     Shares repurchased .........................................    (1,513)       (1,827)          (629)         (23)
                                                                  ---------    ----------    -----------   ----------
       Total Common Share Class transactions ....................       444           191            592          137
                                                                  ---------    ----------    -----------   ----------
   INVESTOR SHARE CLASS:
     Shares issued ..............................................       446           919             --            1
     Shares issued in lieu of cash distributions ................         3            --             --           --
     Shares repurchased .........................................      (414)         (951)            (3)          --
                                                                  ---------    ----------    -----------   ----------
       Total Investor Share Class transactions ..................        35           (32)            (3)           1
                                                                  ---------    ----------    -----------   ----------
       Net increase (decrease) in capital shares ................       479           159            589          138
                                                                  =========    ==========    ===========   ==========

                                                                                                        LATIN AMERICA
                                                                              ASIAN TIGERS                  EQUITY
                                                                                FUND(US)                   FUND(US)
--------------------------------------------------------------------------------------------------------------------------
                                                                         2000          1999          2000         1999
--------------------------------------------------------------------------------------------------------------------------

 OPERATIONS:
   Net investment income (loss) ..................................   $       17    $         1   $      11    $       70
   Net realized gain (loss) from security and foreign
     currency transactions .......................................        6,096          2,155       3,712        (1,115)
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency transactions ...............      (11,738)        17,619      (4,641)       13,628
                                                                     ----------    -----------   ---------    ----------
   Net increase (decrease) in net assets resulting from
   operations ....................................................       (5,625)        19,775        (918)       12,583
                                                                     ----------    -----------   ---------    ----------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Common Share Class ..........................................           --             --          --           (19)
     Investor Share Class ........................................           --             --          --            --
   Net realized gains:
     Common Share Class ..........................................           --             --          --            --
     Investor Share Class ........................................           --             --          --            --
   Paid in capital:
     Common Share Class ..........................................           --             --          --            --
     Investor Share Class ........................................           --             --          --            --
                                                                     ----------    -----------   ---------    ----------
       Total dividends distributed ...............................           --             --          --           (19)
                                                                     ----------    -----------   ---------    ----------
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Proceeds from shares issued .................................      111,718        100,864      21,007         7,309
     Shares issued in lieu of cash distributions .................           --             --          --             1
     Cost of shares repurchased ..................................     (120,521)       (97,734)    (20,551)       (7,183)
                                                                     ----------    -----------   ---------    ----------
     Increase (decrease) in net assets derived from Common
     Share Class transactions.....................................       (8,803)         3,130         456           127
                                                                     ----------    -----------   ---------    ----------
   INVESTOR SHARE CLASS:
     Proceeds from shares issued .................................        1,068          1,950          --            --
     Shares issued in lieu of cash distributions .................           --             --          --            --
     Cost of shares repurchased ..................................         (776)        (1,958)         --            --
                                                                     ----------    -----------   ---------    ----------
     Increase (decrease) in net assets derived from Investor
     Share Class transactions.....................................          292             (8)         --            --
                                                                     ----------    -----------   ---------    ----------
     Increase (decrease) in net assets derived from capital
     share transactions ..........................................       (8,511)         3,122         456           127
                                                                     ----------    -----------   ---------    ----------
   Net increase(decrease) in net assets ..........................      (14,136)        22,897        (462)       12,691
 NET ASSETS INCLUDING LINE (A):
   Beginning of period ...........................................       51,277         28,380      30,684        17,993
                                                                     ----------    -----------   ---------    ----------
   End of period .................................................   $   37,141    $    51,277   $  30,222    $   30,684
                                                                     ==========    ===========   =========    ==========
   (A) Undistributed (distribution in excess of) net investment
       income ....................................................   $      (48)   $       (65)  $      (2)   $      (13)
                                                                     ==========    ===========   =========    ==========
 CAPITAL SHARE TRANSACTIONS:
   COMMON SHARE CLASS:
     Shares issued ...............................................       11,337         11,523       1,499           726
     Shares issued in lieu of cash distributions .................           --             --          --            --
     Shares repurchased ..........................................      (12,044)       (11,042)     (1,455)         (746)
                                                                     ----------    -----------   ---------    ----------
       Total Common Share Class transactions .....................         (707)           481          44           (20)
                                                                     ----------    -----------   ---------    ----------
   INVESTOR SHARE CLASS:
     Shares issued ...............................................          113            220          --            --
     Shares issued in lieu of cash distributions .................           --             --          --            --
     Shares repurchased ..........................................          (81)          (221)         --            --
                                                                     ----------    -----------   ---------    ----------
       Total Investor Share Class transactions ...................           32             (1)         --            --
                                                                     ----------    -----------   ---------    ----------
       Net increase (decrease) in capital shares .................         (675)           480          44           (20)
                                                                     ==========    ===========   =========    ==========

    The accompanying notes are an integral part of the financial statements.
                                     42-43

                                                       JUNE 30, 2000 (Unaudited)

FINANCIAL HIGHLIGHTS

For the Six Months Ended June 30, 2000 (Unaudited) and for the Years Ended December 31,




                                          NET ASSET                         REALIZED         DIVIDENDS     DISTRIBUTIONS
                                            VALUE             NET        AND UNREALIZED      FROM NET          FROM      NET ASSET
                                          BEGINNING       INVESTMENT        GAINS ON        INVESTMENT        CAPITAL    VALUE END
                                          OF PERIOD         INCOME         SECURITIES         INCOME           GAINS     OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
  TREASURY MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                     $1.00           $0.03             $0.00           $(0.03)          $0.00       $1.00
   1999                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1998                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1997                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1996                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1995                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   INVESTOR SHARE CLASS
   2000                                     $1.00           $0.03             $0.00           $(0.03)          $0.00       $1.00
   1999                                      1.00            0.04              0.00            (0.04)           0.00        1.00
   1998                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1997                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1996                                      1.00            0.04              0.00            (0.04)           0.00        1.00
   1995                                      1.00            0.05              0.00            (0.05)           0.00        1.00
-----------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                     $1.00           $0.03             $0.00           $(0.03)          $0.00       $1.00
   1999                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1998                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1997                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1996                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1995                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   INVESTOR SHARE CLASS
   2000                                     $1.00           $0.03             $0.00           $(0.03)          $0.00       $1.00
   1999                                      1.00            0.04              0.00            (0.04)           0.00        1.00
   1998                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1997                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1996                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1995                                      1.00            0.05              0.00            (0.05)           0.00        1.00
-----------------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                     $1.00           $0.03             $0.00           $(0.03)          $0.00       $1.00
   1999                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1998                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1997                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1996                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1995                                      1.00            0.06              0.00            (0.06)           0.00        1.00
   INVESTOR SHARE CLASS
   2000                                     $1.00           $0.03             $0.00           $(0.03)          $0.00       $1.00
   1999                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1998                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1997                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1996                                      1.00            0.05              0.00            (0.05)           0.00        1.00
   1995                                      1.00            0.05              0.00            (0.05)           0.00        1.00
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                          RATIO OF NET    RATIO OF EXPENSES
                                                                           RATIO OF        INVESTMENT        TO AVERAGE
                                                        NET ASSETS         EXPENSES          INCOME          NET ASSETS
                                         TOTAL            END OF          TO AVERAGE       TO AVERAGE        (EXCLUDING
                                        RETURN         PERIOD (000)       NET ASSETS       NET ASSETS         WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------
  TREASURY MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   2.72%*        $  283,512           0.36%(DAGGER)    5.38%(DAGGER)     0.59%(DAGGER)
   1999                                   4.63             327,906           0.36             4.53              0.59
   1998                                   4.90             328,222           0.37             4.79              0.59
   1997                                   4.97             188,761           0.33             4.86              0.57
   1996                                   4.80             156,455           0.44             4.70              0.59
   1995                                   5.28             110,475           0.44             5.16              0.59
   INVESTOR SHARE CLASS
   2000                                   2.59%*        $   12,200           0.61%(DAGGER)    5.13%(DAGGER)     1.09%(DAGGER)
   1999                                   4.37              11,696           0.61             4.28              1.09
   1998                                   4.64              17,625           0.62             4.54              1.09
   1997                                   4.70               6,722           0.58             4.60              0.88
   1996                                   4.54              10,910           0.69             4.45              0.84
   1995                                   5.02               7,931           0.69             4.89              0.84
-----------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   2.81%*        $  479,288           0.33%(DAGGER)    5.60%(DAGGER)     0.41%(DAGGER)
   1999                                   4.87             464,520           0.33             4.78              0.41
   1998                                   5.24             396,797           0.35             5.12              0.42
   1997                                   5.33             255,259           0.32             5.21              0.40
   1996                                   5.08             256,392           0.44             4.96              0.44
   1995                                   5.59             207,615           0.42             5.45              0.42
   INVESTOR SHARE CLASS
   2000                                   2.65%*        $   91,270           0.65%(DAGGER)    5.28%(DAGGER)     0.91%(DAGGER)
   1999                                   4.53              96,031           0.65             4.46              0.91
   1998                                   4.91              89,497           0.67             4.80              0.92
   1997                                   5.05               8,932           0.59             4.95              0.72
   1996                                   4.82               5,093           0.69             4.71              0.69
   1995                                   5.33               3,002           0.67             5.18              0.67
-----------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   2.89%*        $   42,767           0.32%(DAGGER)    5.70%(DAGGER)     0.55%(DAGGER)
   1999                                   4.98           1,138,123           0.32             4.88              0.55
   1998                                   5.33             941,295           0.33             5.21              0.56
   1997                                   5.41             737,736           0.32             5.29              0.56
   1996                                   5.13             598,715           0.43             5.02              0.58
   1995                                   5.64             475,688           0.41             5.50              0.56
   INVESTOR SHARE CLASS
   2000                                   2.71%*        $  228,108           0.68%(DAGGER)    5.34%(DAGGER)     1.05%(DAGGER)
   1999                                   4.60             247,655           0.68             4.52              1.05
   1998                                   4.97             219,576           0.69             4.85              1.06
   1997                                   5.12               1,282           0.59             5.00              0.85
   1996                                   4.87               1,466           0.68             4.77              0.83
   1995                                   5.38               1,358           0.66             5.22              0.81
-----------------------------------------------------------------------------------------------------------------------------

                                       RATIO OF NET
                                        INVESTMENT
                                          INCOME
                                        TO AVERAGE
                                        NET ASSETS
                                        (EXCLUDING
                                         WAIVERS)
--------------------------------------------------------
  TREASURY MONEY MARKET FUND(US)
--------------------------------------------------------
   COMMON SHARE CLASS
   2000                                    5.15%(DAGGER)
   1999                                    4.30
   1998                                    4.58
   1997                                    4.62
   1996                                    4.55
   1995                                    5.01
   INVESTOR SHARE CLASS
   2000                                    4.65%(DAGGER)
   1999                                    3.80
   1998                                    4.08
   1997                                    4.30
   1996                                    4.30
   1995                                    4.74
--------------------------------------------------------
  GOVERNMENT MONEY MARKET FUND(US)
--------------------------------------------------------
   COMMON SHARE CLASS
   2000                                    5.52%(DAGGER)
   1999                                    4.70
   1998                                    5.04
   1997                                    5.13
   1996                                    4.96
   1995                                    5.45
   INVESTOR SHARE CLASS
   2000                                    5.02%(DAGGER)
   1999                                    4.20
   1998                                    4.54
   1997                                    4.82
   1996                                    4.71
   1995                                    5.18
--------------------------------------------------------
  MONEY MARKET FUND(US)
--------------------------------------------------------
   COMMON SHARE CLASS
   2000                                    5.47%(DAGGER)
   1999                                    4.65
   1998                                    4.98
   1997                                    5.05
   1996                                    4.87
   1995                                    5.35
   INVESTOR SHARE CLASS
   2000                                    4.97%(DAGGER)
   1999                                    4.15
   1998                                    4.48
   1997                                    4.74
   1996                                    4.62
   1995                                    5.07
--------------------------------------------------------

(DAGGER)  Annualized
*         Not Annualized


    The accompanying notes are an integral part of the financial statements.
                                     44-45

                                                       JUNE 30, 2000 (Unaudited)

FINANCIAL HIGHLIGHTS

For the Six Months Ended June 30, 2000 (Unaudited) and for the Years Ended December 31,



                                               NET ASSET                          REALIZED         DIVIDENDS     DISTRIBUTIONS
                                                 VALUE              NET        AND UNREALIZED      FROM NET          FROM
                                               BEGINNING        INVESTMENT     GAINS (LOSSES)     INVESTMENT        CAPITAL
                                               OF PERIOD          INCOME        ON SECURITIES       INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT MONEY MARKET FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                         $ 1.00            $0.02            $ 0.00           $(0.02)         $ 0.00
   1999                                           1.00             0.03              0.00            (0.03)           0.00
   1998                                           1.00             0.03              0.00            (0.03)           0.00
   1997                                           1.00             0.03              0.00            (0.03)           0.00
   1996                                           1.00             0.03              0.00            (0.03)           0.00
   1995                                           1.00             0.03              0.00            (0.03)           0.00
   INVESTOR SHARE CLASS
   2000                                         $ 1.00            $0.02            $ 0.00           $(0.02)         $ 0.00
   1999                                           1.00             0.03              0.00            (0.03)           0.00
   1998                                           1.00             0.03              0.00            (0.03)           0.00
   1997                                           1.00             0.03              0.00            (0.03)           0.00
   1996                                           1.00             0.03              0.00            (0.03)           0.00
   1995                                           1.00             0.03              0.00            (0.03)           0.00
-----------------------------------------------------------------------------------------------------------------------------------
  FIXED INCOME FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                         $ 9.57            $0.30            $ 0.01           $(0.30)         $ 0.00
   1999                                          10.36             0.57             (0.78)           (0.57)          (0.01)
   1998                                          10.35             0.57              0.16            (0.59)          (0.13)
   1997                                          10.06             0.60              0.30            (0.60)          (0.01)
   1996                                          10.32             0.59             (0.26)           (0.59)           0.00
   1995                                           9.30             0.59              1.02            (0.59)           0.00
   INVESTOR SHARE CLASS
   2000                                         $ 9.62            $0.30            $(0.02)          $(0.27)         $ 0.00
   1999                                          10.41             0.53             (0.79)           (0.52)          (0.01)
   1998                                          10.38             0.53              0.17            (0.54)          (0.13)
   1997                                          10.09             0.59              0.29            (0.58)          (0.01)
   1996                                          10.35             0.57             (0.26)           (0.57)           0.00
   1995                                           9.32             0.55              1.04            (0.56)           0.00
-----------------------------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT FIXED INCOME FUND(US)
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                         $ 9.84            $0.23            $ 0.19           $(0.23)         $ 0.00
   1999                                          10.53             0.44             (0.69)           (0.44)           0.00
   1998                                          10.41             0.47              0.12            (0.47)           0.00
   1997                                           9.99             0.49              0.42            (0.49)           0.00
   1996                                          10.20             0.50             (0.21)           (0.50)           0.00
   1995                                           9.26             0.48              0.94            (0.48)           0.00
   INVESTOR SHARE CLASS
   2000                                         $ 9.81            $0.20            $ 0.20           $(0.20)         $ 0.00
   1999                                          10.51             0.39             (0.70)           (0.39)           0.00
   1998                                          10.39             0.42              0.12            (0.42)           0.00
   1997                                           9.97             0.47              0.41            (0.46)           0.00
   1996                                          10.18             0.43             (0.17)           (0.47)           0.00
   1995                                           9.24             0.43              0.97            (0.46)           0.00
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                         RATIO OF NET
                                                                                          RATIO OF        INVESTMENT
                                         NET ASSET                     NET ASSETS         EXPENSES          INCOME
                                         VALUE END         TOTAL         END OF          TO AVERAGE       TO AVERAGE
                                         OF PERIOD        RETURN      PERIOD (000)       NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT MONEY MARKET FUND(US)
---------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                  $  1.00           1.83%*        $439,181            0.32%(DAGGER)   3.66%(DAGGER)
   1999                                     1.00           3.01           284,455            0.35            2.96
   1998                                     1.00           3.21           272,834            0.35            3.17
   1997                                     1.00           3.36           250,260            0.33            3.32
   1996                                     1.00           3.14           187,629            0.40            3.10
   1995                                     1.00           3.49           167,945            0.41            3.44
   INVESTOR SHARE CLASS
   2000                                  $  1.00           1.70%*        $ 57,464            0.57%(DAGGER)   3.41%(DAGGER)
   1999                                     1.00           2.75            66,130            0.60            2.71
   1998                                     1.00           2.96            67,480            0.60            2.92
   1997                                     1.00           3.10             2,978            0.58            3.07
   1996                                     1.00           2.88             2,807            0.65            2.85
   1995                                     1.00           3.24             3,244            0.66            3.19
---------------------------------------------------------------------------------------------------------------------------
  FIXED INCOME FUND(US)
---------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                  $  9.58           3.27%*        $182,336            0.71%(DAGGER)   6.20%(DAGGER)
   1999                                     9.57          (2.11)          189,048            0.69            5.70
   1998                                    10.36           7.13           171,753            0.72            5.43
   1997                                    10.35           9.22           141,148            0.71            5.95
   1996                                    10.06           3.42           123,930            0.73            5.92
   1995                                    10.32          17.75           125,563            0.74            5.97
   INVESTOR SHARE CLASS
   2000                                  $  9.63           2.97%*        $    241            1.21%(DAGGER)   5.70%(DAGGER)
   1999                                     9.62          (2.58)              402            1.19            5.20
   1998                                    10.41           6.81               436            1.18            4.97
   1997                                    10.38           8.92               428            0.96            5.71
   1996                                    10.09           3.24               459            0.98            5.65
   1995                                    10.35          17.40               646            0.99            5.72
---------------------------------------------------------------------------------------------------------------------------
  TAX-EXEMPT FIXED INCOME FUND(US)
---------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                  $ 10.03           4.27%*        $ 27,090            0.96%(DAGGER)   4.53%(DAGGER)
   1999                                     9.84          (2.45)           29,694            0.89            4.27
   1998                                    10.53           5.79            35,161            0.83            4.44
   1997                                    10.41           9.36            40,441            0.73            4.84
   1996                                     9.99           2.96            39,756            0.73            4.95
   1995                                    10.20          15.67            50,079            0.75            4.84
   INVESTOR SHARE CLASS
   2000                                  $ 10.01           4.11%*        $    274            1.46%(DAGGER)   4.03%(DAGGER)
   1999                                     9.81          (3.03)              378            1.39            3.77
   1998                                    10.51           5.31               562            1.29            3.98
   1997                                    10.39           9.11               537            0.98            4.59
   1996                                     9.97           2.70               680            0.98            4.70
   1995                                    10.18          15.43             1,131            1.00            4.59
---------------------------------------------------------------------------------------------------------------------------

                                                           RATIO OF NET
                                                            INVESTMENT
                                        RATIO OF EXPENSES     INCOME
                                           TO AVERAGE       TO AVERAGE
                                           NET ASSETS       NET ASSETS     PORTFOLIO
                                           (EXCLUDING       (EXCLUDING     TURNOVER
                                            WAIVERS)         WAIVERS)        RATE
------------------------------------------------------------------------------------
  TAX-EXEMPT MONEY MARKET FUND(US)
------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                       0.55%(DAGGER)     3.43%(DAGGER) N/A
   1999                                       0.58              2.73          N/A
   1998                                       0.56              2.95          N/A
   1997                                       0.57              3.08          N/A
   1996                                       0.56              2.94          N/A
   1995                                       0.56              3.29          N/A
   INVESTOR SHARE CLASS
   2000                                       1.05%(DAGGER)     2.93%(DAGGER) N/A
   1999                                       1.08              2.23          N/A
   1998                                       1.06              2.45          N/A
   1997                                       0.89              2.76          N/A
   1996                                       0.81              2.69          N/A
   1995                                       0.81              3.04          N/A
------------------------------------------------------------------------------------
  FIXED INCOME FUND(US)
------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                       0.85%(DAGGER)     6.06%(DAGGER)  48%*
   1999                                       0.84              5.55          229
   1998                                       0.86              5.28          157
   1997                                       0.81              5.85          233
   1996                                       0.83              5.82          194
   1995                                       0.84              5.87           59
   INVESTOR SHARE CLASS
   2000                                       1.35%(DAGGER)     5.56%(DAGGER)  48%*
   1999                                       1.34              5.05          229
   1998                                       1.32              4.82          157
   1997                                       1.12              5.55          233
   1996                                       1.08              5.55          194
   1995                                       1.09              5.62           59
------------------------------------------------------------------------------------
  TAX-EXEMPT FIXED INCOME FUND(US)
------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                       1.09%(DAGGER)     4.39%(DAGGER)  49%*
   1999                                       1.04              4.12           80
   1998                                       0.97              4.30           41
   1997                                       0.84              4.73           54
   1996                                       0.85              4.83           98
   1995                                       0.87              4.72          129
   INVESTOR SHARE CLASS
   2000                                       1.59%(DAGGER)     3.89%(DAGGER)  49%*
   1999                                       1.54              3.62           80
   1998                                       1.43              3.84           41
   1997                                       1.14              4.43           54
   1996                                       1.10              4.58           98
   1995                                       1.12              4.47          129
------------------------------------------------------------------------------------

(DAGGER) Annualized
*        Not Annualized

    The accompanying notes are an integral part of the financial statements.
                                     46-47

                                                       JUNE 30, 2000 (Unaudited)
FINANCIAL HIGHLIGHTS

For the Six Months Ended June 30, 2000 (Unaudited) and for the Years Ended December 31,



                                               NET ASSET                          REALIZED         DIVIDENDS     DISTRIBUTIONS
                                                 VALUE              NET        AND UNREALIZED      FROM NET          FROM
                                               BEGINNING        INVESTMENT     GAINS (LOSSES)     INVESTMENT        CAPITAL
                                               OF PERIOD          INCOME        ON SECURITIES       INCOME           GAINS
-------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL FIXED INCOME FUND(US)
-------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                        $  9.66            $0.14            $(0.49)           $0.00          $ 0.00
   1999                                          10.82             0.30             (1.30)           (0.06)          (0.10)
   1998                                           9.64             0.39              1.07            (0.18)          (0.10)
   1997                                          10.24             0.43             (1.03)            0.00            0.00
   1996                                          10.58             0.48             (0.18)           (0.64)           0.00
   1995                                           9.54             0.62              1.38            (0.96)           0.00
   INVESTOR SHARE CLASS
   2000                                        $  9.66            $0.11            $(0.49)           $0.00          $ 0.00
   1999                                          10.80             0.24             (1.28)            0.00           (0.10)
   1998                                           9.60             0.38              1.05            (0.13)          (0.10)
   1997                                          10.23             0.49             (1.12)            0.00            0.00
   1996                                          10.56             0.54             (0.27)           (0.60)           0.00
   1995                                           9.53             0.52              1.45            (0.94)           0.00
-------------------------------------------------------------------------------------------------------------------------------
  BALANCED FUND(US)
-------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                        $ 11.96            $0.13            $(0.28)          $(0.13)         $(0.30)
   1999                                          11.83             0.24              0.98            (0.24)          (0.85)
   1998                                          12.73             0.27              0.82            (0.27)          (1.72)
   1997                                          10.98             0.32              2.06            (0.32)          (0.31)
   1996                                          10.75             0.35              1.02            (0.35)          (0.79)
   1995                                           9.53             0.39              1.65            (0.39)          (0.43)
   INVESTOR SHARE CLASS
   2000                                        $ 11.99            $0.10            $(0.28)          $(0.10)         $(0.30)
   1999                                          11.86             0.18              0.98            (0.18)          (0.85)
   1998                                          12.73             0.21              0.85            (0.21)          (1.72)
   1997                                          10.98             0.30              2.06            (0.30)          (0.31)
   1996                                          10.75             0.30              1.04            (0.32)          (0.79)
   1995                                           9.53             0.34              1.67            (0.36)          (0.43)
-------------------------------------------------------------------------------------------------------------------------------
  VALUE FUND(US)
-------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                        $ 12.75            $0.06            $(0.85)          $(0.06)         $(0.83)
   1999                                          12.33             0.14              1.23            (0.14)          (0.81)
   1998                                          16.51             0.19              0.86            (0.19)          (5.04)
   1997                                          13.24             0.24              3.75            (0.24)          (0.48)
   1996                                          12.26             0.29              2.18            (0.29)          (1.20)
   1995                                           9.79             0.34              2.74            (0.35)          (0.26)
   INVESTOR SHARE CLASS
   2000                                        $ 12.74            $0.03            $(0.86)          $(0.03)         $(0.83)
   1999                                          12.32             0.07              1.24            (0.08)          (0.81)
   1998                                          16.54             0.12              0.82            (0.12)          (5.04)
   1997                                          13.26             0.20              3.76            (0.20)          (0.48)
   1996                                          12.28             0.25              2.18            (0.25)          (1.20)
   1995                                           9.80             0.32              2.74            (0.32)          (0.26)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                                          RATIO OF NET
                                                                                           RATIO OF        INVESTMENT
                                          NET ASSET                     NET ASSETS         EXPENSES          INCOME
                                          VALUE END         TOTAL         END OF          TO AVERAGE       TO AVERAGE
                                          OF PERIOD        RETURN      PERIOD (000)       NET ASSETS       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL FIXED INCOME FUND(US)
--------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   $  9.31          (3.62)%*      $ 11,468             1.57%(DAGGER)   2.75%(DAGGER
   1999                                      9.66          (9.26)          14,367             1.50            2.90
   1998                                     10.82          15.15           17,482             1.38            3.62
   1997                                      9.64          (5.86)          15,574             1.22            4.08
   1996                                     10.24           2.82           17,561             1.11            4.66
   1995                                     10.58          20.99           17,433             1.10            5.86
   INVESTOR SHARE CLASS
   2000                                   $  9.28          (3.93)%*      $     32             2.07%(DAGGER)   2.25%(DAGGER
   1999                                      9.66          (9.66)              33             2.00            2.40
   1998                                     10.80          14.84               53             1.83            3.17
   1997                                      9.60          (6.16)              68             1.47            3.83
   1996                                     10.23           2.62              112             1.36            4.43
   1995                                     10.56          20.68              125             1.35            5.57
--------------------------------------------------------------------------------------------------------------------------
  BALANCED FUND(US)
--------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   $ 11.38          (1.26)%*      $ 79,939             1.01%(DAGGER)   2.22%(DAGGER)
   1999                                     11.96          10.55           84,151             1.00            1.96
   1998                                     11.83           9.97           75,793             1.03            2.06
   1997                                     12.73          22.10           68,523             0.93            2.68
   1996                                     10.98          13.15           54,546             0.94            3.14
   1995                                     10.75          21.85           49,899             0.92            3.74
   INVESTOR SHARE CLASS
   2000                                   $ 11.41          (1.50)%*      $  2,726             1.51%(DAGGER)   1.72%(DAGGER)
   1999                                     11.99           9.97            3,218             1.50            1.46
   1998                                     11.86           9.72            3,657             1.49            1.60
   1997                                     12.73          21.80            4,157             1.18            2.43
   1996                                     10.98          12.86            3,710             1.19            2.89
   1995                                     10.75          21.52            3,949             1.22            3.36
--------------------------------------------------------------------------------------------------------------------------
  VALUE FUND(US)
--------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   $ 11.07          (6.32)%*      $127,170             1.06%(DAGGER)   0.93%(DAGGER)
   1999                                     12.75          11.14          153,551             1.03            1.07
   1998                                     12.33           5.47          170,945             1.05            1.23
   1997                                     16.51          30.49          220,618             1.01            1.57
   1996                                     13.24          20.43          164,710             1.03            2.19
   1995                                     12.26          32.02          131,243             1.05            3.07
   INVESTOR SHARE CLASS
   2000                                   $ 11.05          (6.56)%*      $  2,422             1.56%(DAGGER)   0.43%(DAGGER)
   1999                                     12.74          10.67            3,498             1.53            0.57
   1998                                     12.32           4.66            1,624             1.50            0.78
   1997                                     16.54          30.20            1,965             1.26            1.32
   1996                                     13.26          20.09            1,672             1.28            1.94
   1995                                     12.28          31.72            1,497             1.33            2.79
--------------------------------------------------------------------------------------------------------------------------

                                                       RATIO OF NET
                                                        INVESTMENT
                                    RATIO OF EXPENSES    INCOME
                                       TO AVERAGE       TO AVERAGE
                                       NET ASSETS       NET ASSETS     PORTFOLIO
                                       (EXCLUDING       (EXCLUDING     TURNOVER
                                        WAIVERS)         WAIVERS)        RATE
---------------------------------------------------------------------------------
 INTERNATIONAL FIXED INCOME FUND(US)
---------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   1.60%(DAGGER)     2.72%(DAGGER)   0%*
   1999                                   1.55              2.85           40
   1998                                   1.42              3.57           79
   1997                                   1.22              4.08           52
   1996                                   1.11              4.66           85
   1995                                   1.16              5.80          105
   INVESTOR SHARE CLASS
   2000                                   2.10%(DAGGER)     2.22%(DAGGER)   0%*
   1999                                   2.05              2.35           40
   1998                                   1.87              3.12           79
   1997                                   1.51              3.78           52
   1996                                   1.36              4.43           85
   1995                                   1.41              5.51          105
---------------------------------------------------------------------------------
  BALANCED FUND(US)
---------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   1.01%(DAGGER)     2.22%(DAGGER)  47%*
   1999                                   1.00              1.96          112
   1998                                   1.03              2.06           84
   1997                                   0.93              2.68          111
   1996                                   0.94              3.14          104
   1995                                   0.92              3.74           85
   INVESTOR SHARE CLASS
   2000                                   1.51%(DAGGER)     1.72%(DAGGER)  47%*
   1999                                   1.50              1.46          112
   1998                                   1.49              1.60           84
   1997                                   1.24              2.37          111
   1996                                   1.19              2.89          104
   1995                                   1.22              3.36           85
---------------------------------------------------------------------------------
  VALUE FUND(US)
---------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   1.06%(DAGGER)     0.93%(DAGGER)  30%*
   1999                                   1.03              1.07           94
   1998                                   1.05              1.23           55
   1997                                   1.01              1.57           79
   1996                                   1.03              2.19           58
   1995                                   1.05              3.07           37
   INVESTOR SHARE CLASS
   2000                                   1.56%(DAGGER)     0.43%(DAGGER)  30%*
   1999                                   1.53              0.57           94
   1998                                   1.50              0.78           55
   1997                                   1.32              1.26           79
   1996                                   1.28              1.94           58
   1995                                   1.33              2.79           37
---------------------------------------------------------------------------------

(DAGGER) Annualized
*        Not Annualized

    The accompanying notes are an integral part of the financial statements.
                                     48-49

                                                       JUNE 30, 2000 (Unaudited)
FINANCIAL HIGHLIGHTS

For the Six Months Ended June 30, 2000 (Unaudited) and for the Years Ended December 31,



                                       NET ASSET                      REALIZED        DIVIDENDS     DISTRIBUTIONS
                                         VALUE           NET       AND UNREALIZED     FROM NET          FROM        CONTRIBUTION
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)    INVESTMENT        CAPITAL        (RETURN)
                                       OF PERIOD    INCOME (LOSS)   ON SECURITIES      INCOME           GAINS        OF CAPITAL
----------------------------------------------------------------------------------------------------------------------------------
  GROWTH FUND(US)
----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                $17.44          $(0.03)         $ 1.37          $ 0.00          $(0.27)         $0.00
   1999                                 17.10           (0.03)           2.16            0.00           (1.79)          0.00
   1998                                 14.57            0.00            4.20           (0.02)          (1.65)          0.00
   1997                                 13.06            0.12            2.97           (0.12)          (1.46)          0.00
   1996                                 11.61            0.17            2.31           (0.17)          (0.86)          0.00
   1995                                  9.73            0.16            2.88           (0.16)          (1.00)          0.00
   INVESTOR SHARE CLASS
   2000                                $17.30          $(0.07)         $ 1.35          $ 0.00          $(0.27)         $0.00
   1999                                 17.06           (0.11)           2.14            0.00           (1.79)          0.00
   1998                                 14.60           (0.07)           4.18            0.00           (1.65)          0.00
   1997                                 13.09            0.08            2.97           (0.08)          (1.46)          0.00
   1996                                 11.62            0.14            2.33           (0.14)          (0.86)          0.00
   1995                                  9.74            0.12            2.89           (0.13)          (1.00)          0.00
----------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(US)
----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                $25.08         $  0.04          $(2.47)        $  0.00          $(0.36)         $0.00
   1999                                 18.97            0.04            7.75            0.00           (1.68)          0.00
   1998                                 15.38            0.01            3.85           (0.09)          (0.18)          0.00
   1997                                 15.83            0.04            0.68           (0.08)          (1.09)          0.00
   1996                                 14.56            0.06            1.37           (0.04)          (0.15)          0.03
   1995                                 13.00            0.07            1.75           (0.06)          (0.20)          0.00
   INVESTOR SHARE CLASS
   2000                                $24.87         $  0.05          $(2.51)        $  0.00          $(0.36)         $0.00
   1999                                 18.91            0.00            7.64            0.00           (1.68)          0.00
   1998                                 15.34           (0.08)           3.86           (0.03)          (0.18)          0.00
   1997                                 15.79            0.01            0.66           (0.03)          (1.09)          0.00
   1996                                 14.52            0.04            1.35            0.00           (0.15)          0.03
   1995                                 12.96            0.05            1.73           (0.02)          (0.20)          0.00
----------------------------------------------------------------------------------------------------------------------------------
  SMALL CAP FUND(US)
----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                $14.16         $  0.01          $ 1.12         $  0.00          $(1.17)         $0.00
   1999                                 12.22           (0.06)           2.00            0.00            0.00           0.00
   1998                                 13.38           (0.11)          (0.82)           0.00           (0.23)          0.00 (A)
   1997                                 13.03           (0.09)           2.07            0.00           (1.63)          0.00
   1996                                 12.46           (0.03)           2.38            0.00           (1.78)          0.00
   1995                                  9.57            0.02            3.05           (0.02)          (0.16)          0.00
   INVESTOR SHARE CLASS
   2000                                $13.96         $  0.02          $ 1.03         $  0.00          $(1.17)         $0.00
   1999                                 12.04           (0.17)           2.09            0.00            0.00           0.00
   1998                                 13.29           (0.10)          (0.92)           0.00           (0.23)          0.00 (A)
   1997                                 13.00           (0.13)           2.05            0.00           (1.63)          0.00
   1996                                 12.46           (0.07)           2.39            0.00           (1.78)          0.00
   1995                                  9.58           (0.01)           3.05            0.00           (0.16)          0.00
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                         RATIO OF NET
                                                                                          RATIO OF        INVESTMENT
                                         NET ASSET                     NET ASSETS         EXPENSES       INCOME (LOSS)
                                         VALUE END         TOTAL         END OF          TO AVERAGE       TO AVERAGE
                                         OF PERIOD        RETURN      PERIOD (000)       NET ASSETS       NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
  GROWTH FUND(US)
---------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   $18.51           7.69%*      $220,880              1.03%(DAGGER)  (0.32)%(DAGGER)
   1999                                    17.44          12.82         195,804              1.03           (0.19)
   1998                                    17.10          30.23         184,601              1.06            0.01
   1997                                    14.57          23.98         132,649              1.02            0.79
   1996                                    13.06          21.69          95,215              1.02            1.36
   1995                                    11.61          31.60          78,216              1.02            1.37
   INVESTOR SHARE CLASS
   2000                                   $18.31           7.40%*    $    3,615              1.53%(DAGGER)  (0.82)%(DAGGER)
   1999                                    17.30          12.26           3,768              1.53           (0.69)
   1998                                    17.06          29.52           3,533              1.52           (0.45)
   1997                                    14.60          23.65           3,485              1.27            0.54
   1996                                    13.09          21.41           3,031              1.27            1.11
   1995                                    11.62          31.29           2,681              1.31            1.10
---------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(US)
---------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   $22.29          (9.68)%*     $212,067              1.31%(DAGGER)   0.18%(DAGGER)
   1999                                    25.08          41.86         204,922              1.31            0.15
   1998                                    18.97          25.43         142,862              1.38            0.02
   1997                                    15.38           4.56          85,440              1.35            0.23
   1996                                    15.83          10.09 (B)      96,442              1.36            0.44
   1995                                    14.56          14.03          77,519              1.38            0.70
   INVESTOR SHARE CLASS
   2000                                   $22.05          (9.88)%*   $    4,208              1.81%(DAGGER)  (0.32)%(DAGGER)
   1999                                    24.87          41.20           2,360              1.81           (0.35)
   1998                                    18.91          24.87           1,015              1.83           (0.43)
   1997                                    15.34           4.28           1,245              1.60           (0.05)
   1996                                    15.79           9.85 (B)       1,608              1.61            0.20
   1995                                    14.52          13.79           1,686              1.68            0.42
---------------------------------------------------------------------------------------------------------------------------
  SMALL CAP FUND(US)
---------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                   $14.12           7.97%*     $  61,999              1.14%(DAGGER)   0.12%(DAGGER)
   1999                                    14.16          15.88          55,901              1.19           (0.58)
   1998                                    12.22          (6.52)         45,899              1.17           (0.84)
   1997                                    13.38          15.89          41,945              1.04           (0.72)
   1996                                    13.03          19.42          36,375              1.05           (0.27)
   1995                                    12.46          32.13          23,844              1.10            0.18
   INVESTOR SHARE CLASS
   2000                                   $13.84           7.58%*    $    1,051              1.64%(DAGGER)  (0.38)%(DAGGER)
   1999                                    13.96          15.95             572              1.69           (1.08)
   1998                                    12.04          (7.25)            874              1.63           (1.30)
   1997                                    13.29          15.45             552              1.29           (0.97)
   1996                                    13.00          19.18             579              1.30           (0.52)
   1995                                    12.46          31.73             553              1.39           (0.08)
---------------------------------------------------------------------------------------------------------------------------

                                                      RATIO OF NET
                                                       INVESTMENT
                                  RATIO OF EXPEMSES  INCOME (LOSS)
                                      TO AVERAGE       TO AVERAGE
                                      NET ASSETS       NET ASSETS     PORTFOLIO
                                     (EXCLUDING       (EXCLUDING       TURNOVER
                                       WAIVERS)         WAIVERS)         RATE
-------------------------------------------------------------------------------
  GROWTH FUND(US)
-------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                  1.03%(DAGGER)    (0.32)%(DAGGER) 21%*
   1999                                  1.03             (0.19)          69
   1998                                  1.06              0.01           65
   1997                                  1.02              0.79           62
   1996                                  1.02              1.36           58
   1995                                  1.02              1.37           71
   INVESTOR SHARE CLASS
   2000                                  1.53%(DAGGER)    (0.82)%(DAGGER) 21%*
   1999                                  1.53             (0.69)          69
   1998                                  1.52             (0.45)          65
   1997                                  1.33              0.48           62
   1996                                  1.27              1.11           58
   1995                                  1.31              1.10           71
-------------------------------------------------------------------------------
  INTERNATIONAL EQUITY FUND(US)
-------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                  1.31%(DAGGER)     0.18%(DAGGER)  16%*
   1999                                  1.31              0.15           31
   1998                                  1.38              0.02           31
   1997                                  1.35              0.23           17
   1996                                  1.36              0.44            9
   1995                                  1.38              0.70           11
   INVESTOR SHARE CLASS
   2000                                  1.81%(DAGGER)    (0.32)%(DAGGER) 16%*
   1999                                  1.81             (0.35)          31
   1998                                  1.83             (0.43)          31
   1997                                  1.65             (0.10)          17
   1996                                  1.61              0.20            9
   1995                                  1.68              0.42           11
-------------------------------------------------------------------------------
  SMALL CAP FUND(US)
-------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                  1.14%(DAGGER)     0.12%(DAGGER)  55%*
   1999                                  1.19             (0.58)         167
   1998                                  1.17             (0.84)         151
   1997                                  1.04             (0.72)         170
   1996                                  1.05             (0.27)         158
   1995                                  1.10              0.18          142
   INVESTOR SHARE CLASS
   2000                                  1.64%(DAGGER)    (0.38)%(DAGGER) 55%*
   1999                                  1.69             (1.08)         167
   1998                                  1.63             (1.30)         151
   1997                                  1.35             (1.03)         170
   1996                                  1.30             (0.52)         158
   1995                                  1.39             (0.08)         142
-------------------------------------------------------------------------------

(A)      Per share was less than $0.005.

(DAGGER) Annualized
*        Not Annualized
(B) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Share Class and the Investor Share Class would have been 9.87% and 9.64%, respectively.

    The accompanying notes are an integral part of the financial statements.
                                     50-51

                                                       JUNE 30, 2000 (Unaudited)

FINANCIAL HIGHLIGHTS

For the Six Months Ended June 30, 2000 (Unaudited) and for the Years Ended December 31,



                                       NET ASSET                      REALIZED        DIVIDENDS     DISTRIBUTIONS
                                         VALUE           NET       AND UNREALIZED     FROM NET          FROM        CONTRIBUTION
                                       BEGINNING     INVESTMENT    GAINS (LOSSES)    INVESTMENT        CAPITAL        (RETURN)
                                       OF PERIOD    INCOME (LOSS)   ON SECURITIES      INCOME           GAINS        OF CAPITAL
----------------------------------------------------------------------------------------------------------------------------------
  REAL ESTATE FUND(US)
----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                               $  7.72          $ 0.19(A)       $ 0.95          $(0.19)          $0.00         $ 0.00
   1999                                  8.37            0.38           (0.65)          (0.31)           0.00          (0.07)
   1998                                  9.95            0.37           (1.58)          (0.31)           0.00          (0.06)
   1997 (1)                             10.00            0.00           (0.05)           0.00            0.00           0.00
   INVESTOR SHARE CLASS
   2000                               $  9.89          $ 0.17(A)       $ 1.31          $(0.08)          $0.00         $ 0.00
   1999                                 10.63            0.42           (0.83)          (0.33)           0.00           0.00
   1998 (2)                             10.00            0.08            0.66           (0.11)           0.00           0.00 (B)
----------------------------------------------------------------------------------------------------------------------------------
  ASIAN TIGERS FUND(US)
----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                $10.92          $ 0.00(B)       $(1.68)        $  0.00           $0.00         $ 0.00
   1999                                  6.73            0.00(B)         4.19            0.00            0.00           0.00
   1998                                  7.60            0.07           (0.93)          (0.01)           0.00           0.00
   1997                                 11.91            0.04           (4.32)          (0.02)          (0.01)          0.00
   1996                                 10.45            0.02            1.48           (0.04)          (0.02)          0.02
   1995                                  9.47            0.12            0.98           (0.12)           0.00           0.00
   INVESTOR SHARE CLASS
   2000                                $10.79          $ 0.03          $(1.71)        $  0.00           $0.00         $ 0.00
   1999                                  6.67           (0.05)           4.17            0.00            0.00           0.00
   1998                                  7.57            0.04           (0.94)           0.00            0.00           0.00
   1997                                 11.89            0.05           (4.36)           0.00           (0.01)          0.00
   1996                                 10.44           (0.02)           1.48           (0.01)          (0.02)          0.02
   1995                                  9.47            0.11            0.95           (0.09)           0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------
  LATIN AMERICA EQUITY FUND(US)
----------------------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                $13.97          $ 0.01          $(0.49)        $  0.00           $0.00         $ 0.00
   1999                                  8.12            0.03            5.83           (0.01)           0.00           0.00
   1998                                 13.13            0.18           (4.96)          (0.15)          (0.08)          0.00
   1997                                 10.24            0.05            3.54           (0.03)          (0.67)          0.00
   1996 (3)                             10.00           (0.02)           0.26            0.00            0.00           0.00
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                     RATIO OF NET
                                                                                      RATIO OF        INVESTMENT
                                     NET ASSET                     NET ASSETS         EXPENSES       INCOME (LOSS)
                                     VALUE END         TOTAL         END OF          TO AVERAGE       TO AVERAGE
                                     OF PERIOD        RETURN      PERIOD (000)       NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------------------------------------
  REAL ESTATE FUND(US)
----------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                              $  8.67          14.93%*       $13,581              1.50%(DAGGER)   5.01%(DAGGER)
   1999                                 7.72          (3.33)          7,522              1.53            4.72
   1998                                 8.37         (12.35)          7,022              1.41            4.68
   1997 (1)                             9.95           0.00           2,985              1.31           (1.31)
   INVESTOR SHARE CLASS
   2000                               $11.29          14.91%*       $    -- (C)          2.00%(DAGGER)   4.51%(DAGGER)
   1999                                 9.89          (3.93)             30              2.03            4.22
   1998 (2)                            10.63           7.35              21              1.91            4.18
----------------------------------------------------------------------------------------------------------------------
  ASIAN TIGERS FUND(US)
----------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                              $  9.24         (15.38)%*      $36,612              1.65%(DAGGER)   0.08%(DAGGER)
   1999                                10.92          62.26          50,994              1.62            0.01
   1998                                 6.73         (11.37)         28,202              1.67            0.91
   1997                                 7.60         (35.98)         34,664              1.60            0.50
   1996                                11.91          14.55 (D)      33,602              1.54            0.23
   1995                                10.45          11.61          23,145              1.52            1.38
   INVESTOR SHARE CLASS
   2000                              $  9.11         (15.57)%*    $     529              2.15%(DAGGER)  (0.42)%(DAGGER)
   1999                                10.79          61.77             283              2.12           (0.50)
   1998                                 6.67         (11.89)            178              2.11            0.47
   1997                                 7.57         (36.25)            334              1.85            0.30
   1996                                11.89          14.21 (D)         840              1.79           (0.15)
   1995                                10.44          11.18             733              1.81            1.05
----------------------------------------------------------------------------------------------------------------------
  LATIN AMERICA EQUITY FUND(US)
----------------------------------------------------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                               $13.49          (3.44)%*      $30,222              1.71%(DAGGER)   0.07%(DAGGER)
   1999                                13.97          72.41          30,684              1.88            0.34
   1998                                 8.12         (36.33)         17,993              1.75            1.38
   1997                                13.13          35.50          33,271              1.50            0.56
   1996 (3)                            10.24           2.40          11,490              2.09           (0.55)
----------------------------------------------------------------------------------------------------------------------

                                                    RATIO OF NET
                                                     INVESTMENT
                                RATIO OF EXPEMSES  INCOME (LOSS)
                                    TO AVERAGE       TO AVERAGE
                                    NET ASSETS       NET ASSETS     PORTFOLIO
                                    (EXCLUDING       (EXCLUDING     TURNOVER
                                     WAIVERS)         WAIVERS)        RATE
-----------------------------------------------------------------------------
  REAL ESTATE FUND(US)
-----------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                2.11%(DAGGER)     4.40%(DAGGER)  17%*
   1999                                2.42              3.83           11
   1998                                1.78              4.31           13
   1997 (1)                            1.61             (1.61)           0*
   INVESTOR SHARE CLASS
   2000                                2.61%(DAGGER)     3.90%(DAGGER)  17%*
   1999                                2.92              3.33           11
   1998 (2)                            2.28              3.81           13*
-----------------------------------------------------------------------------
  ASIAN TIGERS FUND(US)
-----------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                1.65%(DAGGER)     0.08%(DAGGER)  56%*
   1999                                1.62              0.01           83
   1998                                1.67              0.91           57
   1997                                1.60              0.50           42
   1996                                1.54              0.23           24
   1995                                1.60              1.30           28
   INVESTOR SHARE CLASS
   2000                                2.15%(DAGGER)    (0.42)%(DAGGER)  56%*
   1999                                2.12             (0.50)          83
   1998                                2.11              0.47           57
   1997                                1.89              0.26           42
   1996                                1.79             (0.15)          24
   1995                                1.88              0.98           28
-----------------------------------------------------------------------------
  LATIN AMERICA EQUITY FUND(US)
-----------------------------------------------------------------------------
   COMMON SHARE CLASS
   2000                                1.71%(DAGGER)     0.07%(DAGGER)  68%*
   1999                                1.88              0.34          145
   1998                                1.75              1.38           92
   1997                                1.50              0.56           45
   1996 (3)                            2.09             (0.55)          10*
-----------------------------------------------------------------------------

(1) Commenced operations on December 31, 1997. All ratios except the total return for the period have been annualized.
(2) Commenced operations on October 8, 1998. All ratios except for the total return for the period have been annualized.
(3) Commenced operations on July 1, 1996. All ratios except for the total return for the period have been annualized.
(A) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(B)             Per share was less than $0.005.

(DAGGER)        Annualized
*               Not Annualized
(C)             Net assets at the end of the period were less than $500.
(D)             The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Share Class and the Investor Share Class would have been 14.36% and 14.02%, respectively.


    The accompanying notes are an integral part of the financial statements.
                                     52-53

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
ABN AMRO Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 19 funds: Treasury Money Market Fund(US), Government Money Market Fund(US), Money Market Fund(US), Tax-Exempt Money Market Fund(US) (collectively the "Money Market Funds"), Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US), International Fixed Income Fund(US), Balanced Fund(US), (collectively the "Fixed Income Funds"), Value Fund(US), Growth Fund(US), International Equity Fund(US), Small Cap Fund(US) (formerly the Small Cap Growth Fund(US)), Real Estate Fund(US), Europe Equity Growth Fund(US) (formerly the TransEurope Fund(US)), Asian Tigers Fund(US) and Latin America Equity Fund(US) (collectively the "Equity Funds") (all funds collectively the "Funds"). The Trust also consists of Institutional Prime Money Market Fund(US), Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) (collectively the "Institutional Money Market Funds").
     Europe Equity Growth Fund(US), Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) have not yet commenced operations as of June 30, 2000. Each prospectus describes each Fund's investment objective, policies and strategies. Institutional Shares and Institutional Service Shares of the Institutional Prime Money Market Fund(US) are offered through a separate prospectus and have a separate shareholder report which includes financial statements and financial highlights.
     The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Money Market Funds, the Fixed Income Funds and the Equity Funds offer two classes of shares: Common Shares and Investor Shares (available through banks, various brokerage firms and other financial intermediaries). The Institutional Money Market Funds of the Trust offer two classes of shares: Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, for the principal exchange, if readily available for such equity securities, on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale for the principal exchange was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less until maturity may be valued at their amortized cost which approximates market value. Foreign securities are valued based upon quotations as of the time of the net asset value calculation. The value of securities for which no quotations are readily available (including restricted securities that are not deemed to be liquid) is determined in good faith at fair value under the supervision of the Board of Trustees.
     Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is accreted or amortized ratably to the maturity of the security and is included in interest income.
     FEDERAL INCOME TAXES - It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Equity and Fixed Income Funds are accreted and amortized to maturity using the interest method, which approximates the effective interest method.
     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.
     REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

                                                       JUNE 30, 2000 (Unaudited)

     NET ASSET VALUE PER SHARE - The net asset value per share of each Fund or class of shares is calculated each business day. In general, it is computed by dividing the assets of each Fund or class of shares less its liabilities, by the number of outstanding shares of the Fund or class.
     FOREIGN CURRENCY TRANSLATIONS - The books and records for the International Fixed Income Fund(US), Asian Tigers Fund(US), International Equity Fund(US) and Latin America Equity Fund(US) (the "International Funds") are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     (i) market value of investment securities, assets and
         liabilities at the current rate of exchange; and
     (ii)purchases and sales of investment  securities,  income, and expenses at the relevant rates of exchange  prevailing on the  respective  dates of such transactions.
     For foreign equity securities, the International Funds do not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from those that are due to changes in market prices of equity securities.
     The International Funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for federal income tax purposes.
     The International Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS - The International Funds may enter into forward foreign currency contracts as hedges against fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date.
     The use of forward foreign currency contracts does not eliminate the fluctuations in the underlying prices of a Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts.
     OPTIONS - A Fund may purchase put and call options to protect against a decline in the market value of these securities that the Fund may seek to purchase in the future. A Fund purchasing put or call options pays a premium. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund. Transactions in purchased options for the Latin America Equity Fund(US) for the six months ended June 30, 2000 were as follows:
                                              CONTRACTS          PREMIUM
                                              ---------          -------
Outstanding at December 31, 1999..........           55          $ 2,750
Options purchased (Net)...................           --               --
Options exercised or terminated
   in closing transactions (Net)..........           --               --
Options expired (Net).....................           --               --
                                              ---------          -------
Outstanding at June 30, 2000..............           55          $ 2,750
                                              =========          =======

     MATURITY DATES - Certain variable rate and floating rate securities of the Funds are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the 1940 Act, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Schedule of Investments are the shorter of the effective put/demand date or the ultimate maturity date.
     CLASSES - Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - Dividends from net investment income for the Equity and Fixed Income Funds are paid to shareholders on a periodic basis. Dividends from net investment income for the Money Market Funds are declared to shareholders daily and distributed monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.
     Due to the nature of the dividends that the Real Estate Fund(US) receives from REITs, the Real Estate Fund(US) anticipates it may have a tax basis return of capital.


3. ADMINISTRATION AND DISTRIBUTION AGREEMENTS

The Trust and ABN AMRO Fund Services, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund. The Administrator has agreed to waive a portion of its fee for certain Funds through April 2001. After May 1, 2001, the Administrator may in its sole discretion cancel, modify or continue this waiver.
     PFPC Inc. provides certain administrative services and fund accounting pursuant to a sub-administration agreement with the Administrator.
     Provident Distributors, Inc. (the "Distributor") serves as the distributor of the Funds. The Trust has adopted a distribution plan for the Investor Share Class under the 1940 Act. The Distributor is paid a fee of up to 0.25% of the average daily net assets of the Investor Share Class of each Fund.
     In addition, the Trust has adopted a shareholder servicing plan for the Investor Share Class. The Distributor is paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Investor Share Class of each Fund for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. For the current period, the Distributor has waived, on a voluntary basis, a portion of this fee for the Money Market Funds.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs have been capitalized by the Funds and are being amortized over 60 months, commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees for organizational work performed by a law firm of which two officers of the Trust are partners.
     Certain officers of the Trust are also employees of the Administrator, Sub-Administrator, Legal Counsel and/or Advisor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.

5. INVESTMENT ADVISORY AGREEMENT

The Trust has entered into an investment advisory agreement with ABN AMRO Asset Management (USA) Inc., (the "Advisor"), under which the Advisor is entitled to an annual fee equal to 0.60% of the average daily net assets of the Fixed Income Fund(US) and Tax-Exempt Fixed Income Fund(US); 0.80% of the average daily net assets of the International Fixed Income Fund(US), Value Fund(US), Growth Fund(US) and Small Cap Fund(US); 1.00% of the average daily net assets of the Real Estate Fund(US), International Equity Fund(US), Europe Equity Growth Fund(US), Latin America Equity Fund(US) and Asian Tigers Fund(US); 0.70% of the average daily net assets of the Balanced Fund(US); 0.35% of the average daily net assets of the Treasury Money Market Fund(US), Money Market Fund(US) and Tax-Exempt Money Market Fund(US); and 0.20% of the average daily net assets of the Government Money Market Fund(US).
     The Advisor has contractually agreed, through April 2001, to waive a portion of its advisory fees in an amount equal to 0.10% of the average daily net assets of each of the Fixed Income Funds, except the International Fixed Income Fund(US). The Advisor has also contractually agreed, through April 2001, to waive a portion of its fee in an amount equal to 0.15% of the average daily net assets of each of the Money Market Funds, except the Government Money Market Fund(US), and to waive a portion of its fee in an amount equal to 0.30% of the average daily net assets of the Real Estate Fund(US).
     Mellon Equity Associates, LLP and Delaware Management Company have entered into investment sub-advisory agreements with the Advisor and serve as Sub-Advisors to the Value Fund(US) and the Small Cap Fund(US), respectively. Sub-advisory fees are paid by the Advisor.

                                                       JUNE 30, 2000 (Unaudited)

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities excluding U.S. Government securities, and temporary cash investments, during the six months ended June 30, 2000 were as follows:
                                      PURCHASES      SALES
                                        (000)        (000)
                                      ---------    ---------
Fixed Income Fund(US)                 $  15,168    $  19,887
Tax-Exempt Fixed Income Fund(US)         13,558       17,231
International Fixed Income Fund(US)          --        2,316
Balanced Fund(US)                        18,945       30,769
Value Fund(US)                           43,059       59,245
Growth Fund(US)                          46,190       42,020
International Equity Fund(US)            66,545       33,222
Small Cap Fund(US)                       44,434       35,311
Real Estate Fund(US                       5,536        1,516
Asian Tigers Fund(US)                    23,485       31,634
Latin America Equity Fund(US)            23,137       21,185

     The cost of security purchases and the proceeds from the sale of U.S. Government securities during the six months ended June 30, 2000 were as follows:
                                      PURCHASES      SALES
                                        (000)        (000)
                                      ---------    ---------
Fixed Income Fund(US)                 $  70,252    $  67,122
Balanced Fund(US)                        20,207       12,496

     The  aggregate  gross  unrealized   appreciation  and   depreciation,   net
unrealized appreciation and depreciation, and cost for all securities as computed on a Federal income tax basis, at June 30, 2000 for each Fund is as follows:
                                                     NET
                         GROSS        GROSS       UNREALIZED
                      APPRECIATED  (DEPRECIATED) APPRECIATION
                       SECURITIES   SECURITIES  (DEPRECIATION)  COST
                         (000)        (000)         (000)       (000)
                       ----------------------------------------------
Fixed Income Fund(US)  $     928  $   (3,519)  $    (2,591) $ 197,500
Tax-Exempt Fixed
   Income Fund(US)           692         (75)          617     26,478
International Fixed
   Income Fund(US)           444      (1,233)         (789)    11,892
Balanced Fund(US)          9,684      (4,830)        4,854     79,729
Value Fund(US)            13,567     (14,630)       (1,063)   132,632
Growth Fund(US)           75,322      (8,985)       66,337    159,363
International
   Equity Fund(US)        69,238     (11,761)       57,477    160,321
Small Cap Fund(US)        12,227      (4,008)        8,219     58,235
Real Estate Fund(US)         816        (450)          366     12,584
Asian Tigers Fund(US)      5,722      (3,963)        1,759     34,006
Latin America
   Equity Fund(US)         5,760      (2,058)        3,702     27,522

     At December 31, 1999 the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:
                                          AMOUNT     EXPIRATION
                                           (000)        DATE
                                        -----------------------
Treasury Money Market Fund(US)           $     2        2006
Government Money Market Fund(US)               2        2002
                                               2        2004
Tax-Exempt Money Market Fund(US)               1        2005
Fixed Income Fund(US)                      4,540        2007
Tax-Exempt Fixed Income Fund(US)           1,063        2002
                                             307        2003
                                             189        2007
Real Estate Fund(US)                         114        2006
                                             122        2007
Asian Tigers Fund(US)                      1,339        2005
                                           7,164        2006
Latin America Equity Fund(US)              2,398        2006

     Under the  current tax law,  capital and  currency  losses  realized  after
October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1999, the
following   Funds  have  elected  to  defer  capital  losses   attributable   to
post-October losses:
                                           AMOUNT
                                           (000)
                                       ----------
Fixed Income Fund(US)                  $   1,029
Tax-Exempt Fixed Income Fund(US)              72
International Fixed Income Fund(US)          191
International Equity Fund(US)                 43
Asian Tigers Fund(US)                         29
Latin America Equity Fund(US)                 13


7. FOREIGN SECURITIES

Certain Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include revaluation of currencies and future political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. For more detailed information, please refer to each Fund's prospectus or statement of additional information.

8. TAX INFORMATION (UNAUDITED)

During the fiscal year ended December 31, 1999, the following Funds made distributions from long-term capital gains:
                                           AMOUNT
                                           (000)
                                       ----------
International Fixed Income Fund(US)     $     93
Balanced Fund(US)                          5,790
Value Fund(US)                             7,757
Growth Fund(US)                           17,522
International Equity Fund(US)             13,520


9. SUBSEQUENT EVENTS

Beginning August 1, 2000, a 2% redemption fee will be assessed on the redemption of shares (including those made in exchanges) that have been held for 90 days or less. The redemption fee applies to the International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (the "International Equity Funds"). Purchases of shares (including those made in exchanges) of the International Equity Funds made on or after August 1, 2000 will be subject to the 2% redemption fee. Purchases made before August 1, 2000 will not be subject to the fee.

     Effective August 1, 2000, shares of the International Fixed Income Fund(US) will no longer be offered for sale to new investors. On September 15, 2000, all shares of the Fund still outstanding will be redeemed and the Fund will be closed.

     On or about September 1, 2000, it is anticipated that ABN AMRO Distribution Services (USA), Inc. will become the Distributor of the Funds.

58
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60
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                    [GRAPHIC OMITTED - SHEILD] ABM AMRO FUNDS

                               ------------------
                               SEMI-ANNUAL REPORT
                               -----------------
                                 June 30, 2000



MONEY MARKET FUNDS
  Treasury Money Market Fund(US)
  Government Money Market Fund(US)
  Money Market Fund(US)
  Tax-Exempt Money Market Fund(US)

FIXED INCOME FUNDS
  Fixed Income Fund(US)
  Tax-Exempt Fixed Income Fund(US)

BALANCED FUND
  Balanced Fund(US)

EQUITY FUNDS
  Value Fund(US)
  Growth Fund(US)
  Small Cap Fund(US) (formerly SmallCap Growth Fund(US))
  Real Estate Fund(US)

INTERNATIONAL FUNDS
  International Fixed Income Fund(US)
  International Equity Fund(US)
  Asian Tigers Fund(US)
  Latin America Equity Fund(US)
  Europe Equity Growth Fund(US)*  (formerly TransEurope Fund(US))



INVESTMENT ADVISOR
  ABN AMRO ASSET MANAGEMENT (USA) INC.
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

ADMINISTRATOR
  ABN AMRO FUND SERVICES, INC.
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

DISTRIBUTOR
  PROVIDENT DISTRIBUTORS, INC.
  3200 Horizon Drive
  King of Prussia, PA 19406

LEGAL COUNSEL
  MORGAN, LEWIS & BOCKIUS LLP
  1701 Market Street
  Philadelphia, PA 19103

INDEPENDANT AUDITORS
  ERNST & YOUNG LLP
  200 Clarendon Street
  Boston, MA  02116-5072



-------------------------------------------------------------------------------
* As of the date of this semi-annual report, this Fund had not yet commenced operations.



     FOR MORE INFORMATION, PLEASE CALL ABN AMRO FUNDS OR VISIT THE WEBSITE:

                                 1-800-443-4725

                            WWW.ABNAMROFUNDS-USA.COM



                    [GRAPHIC OMITTED - SHEILD] ABM AMRO FUNDS

         THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
   FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS NAMED ABOVE. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
                PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                                  ABN-F-011-0600